Vanguard® Total Corporate Bond ETF
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.4%)
U.S. Government Securities (0.4%)
	United States Treasury Note/Bond (Cost $6,201)	3.500%	11/15/2028	6,200	6,202
Corporate Bonds (98.0%)
Communications (7.3%)
	Alphabet Inc.	3.875%	11/15/2028	157	158
	Alphabet Inc.	4.000%	5/15/2030	125	126
	Alphabet Inc.	1.100%	8/15/2030	725	641
	Alphabet Inc.	4.100%	11/15/2030	354	357
	Alphabet Inc.	4.375%	11/15/2032	110	111
	Alphabet Inc.	4.500%	5/15/2035	265	267
	Alphabet Inc.	4.700%	11/15/2035	273	277
	Alphabet Inc.	5.350%	11/15/2045	200	204
	Alphabet Inc.	2.050%	8/15/2050	155	88
	Alphabet Inc.	5.250%	5/15/2055	315	313
	Alphabet Inc.	5.450%	11/15/2055	183	186
	Alphabet Inc.	2.250%	8/15/2060	775	414
	Alphabet Inc.	5.300%	5/15/2065	245	241
	Alphabet Inc.	5.700%	11/15/2075	248	255
	America Movil SAB de CV	3.625%	4/22/2029	430	422
	America Movil SAB de CV	5.000%	1/20/2033	425	435
	America Movil SAB de CV	6.125%	11/15/2037	300	326
	America Movil SAB de CV	6.125%	3/30/2040	305	329
	America Movil SAB de CV	4.375%	7/16/2042	200	176
	America Movil SAB de CV	4.375%	4/22/2049	207	177
	AppLovin Corp.	5.125%	12/1/2029	695	711
	AppLovin Corp.	5.500%	12/1/2034	720	745
	AT&T Inc.	3.800%	2/15/2027	219	218
	AT&T Inc.	1.650%	2/1/2028	435	414
[1]	AT&T Inc.	4.100%	2/15/2028	1,143	1,144
	AT&T Inc.	4.350%	3/1/2029	645	649
[1]	AT&T Inc.	4.300%	2/15/2030	636	640
	AT&T Inc.	4.700%	8/15/2030	75	76
	AT&T Inc.	2.750%	6/1/2031	490	452
	AT&T Inc.	2.250%	2/1/2032	350	309
	AT&T Inc.	4.550%	11/1/2032	400	400
	AT&T Inc.	2.550%	12/1/2033	295	253
	AT&T Inc.	5.400%	2/15/2034	930	972
	AT&T Inc.	4.500%	5/15/2035	506	492
	AT&T Inc.	5.375%	8/15/2035	150	155
	AT&T Inc.	4.900%	11/1/2035	350	349
	AT&T Inc.	4.850%	3/1/2039	443	427
	AT&T Inc.	6.000%	8/15/2040	590	622
	AT&T Inc.	5.350%	9/1/2040	95	95
	AT&T Inc.	5.550%	8/15/2041	200	202
	AT&T Inc.	5.150%	3/15/2042	200	193
	AT&T Inc.	4.650%	6/1/2044	200	176
	AT&T Inc.	4.800%	6/15/2044	423	381
	AT&T Inc.	4.350%	6/15/2045	260	219
	AT&T Inc.	5.550%	11/1/2045	800	787
	AT&T Inc.	4.750%	5/15/2046	200	177
[1]	AT&T Inc.	5.150%	11/15/2046	315	294
	AT&T Inc.	5.650%	2/15/2047	405	416
	AT&T Inc.	5.450%	3/1/2047	368	356
	AT&T Inc.	4.500%	3/9/2048	170	143
	AT&T Inc.	4.550%	3/9/2049	200	169
	AT&T Inc.	5.150%	2/15/2050	345	317
	AT&T Inc.	3.500%	9/15/2053	1,740	1,197
	AT&T Inc.	5.700%	11/1/2054	600	589
	AT&T Inc.	3.550%	9/15/2055	495	339
	AT&T Inc.	6.050%	8/15/2056	135	139
	AT&T Inc.	3.800%	12/1/2057	1,060	753
	AT&T Inc.	3.650%	9/15/2059	1,267	863

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Baidu Inc.	3.625%	7/6/2027	200	199
Baidu Inc.	4.375%	3/29/2028	200	202
Baidu Inc.	4.875%	11/14/2028	200	205
Baidu Inc.	2.375%	8/23/2031	200	183
Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	100	102
Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/2054	200	194
British Telecommunications plc	9.625%	12/15/2030	640	788
Charter Communications Operating LLC	5.050%	3/30/2029	1,215	1,226
Charter Communications Operating LLC	6.650%	2/1/2034	325	344
Charter Communications Operating LLC	6.550%	6/1/2034	735	775
Charter Communications Operating LLC	6.384%	10/23/2035	435	450
Charter Communications Operating LLC	5.850%	12/1/2035	95	95
Charter Communications Operating LLC	5.375%	4/1/2038	820	761
Charter Communications Operating LLC	3.500%	6/1/2041	200	142
Charter Communications Operating LLC	6.484%	10/23/2045	635	610
Charter Communications Operating LLC	5.375%	5/1/2047	205	172
Charter Communications Operating LLC	5.750%	4/1/2048	1,075	941
Charter Communications Operating LLC	4.800%	3/1/2050	200	154
Charter Communications Operating LLC	3.900%	6/1/2052	1,275	837
Charter Communications Operating LLC	5.250%	4/1/2053	389	314
Charter Communications Operating LLC	6.700%	12/1/2055	270	262
Charter Communications Operating LLC	3.950%	6/30/2062	1,270	780
Comcast Corp.	2.350%	1/15/2027	435	427
Comcast Corp.	3.300%	2/1/2027	400	397
Comcast Corp.	3.150%	2/15/2028	385	378
Comcast Corp.	3.550%	5/1/2028	1,195	1,184
Comcast Corp.	4.150%	10/15/2028	440	442
Comcast Corp.	5.100%	6/1/2029	584	604
Comcast Corp.	2.650%	2/1/2030	360	339
Comcast Corp.	4.250%	10/15/2030	790	791
Comcast Corp.	1.950%	1/15/2031	442	394
Comcast Corp.	1.500%	2/15/2031	230	200
Comcast Corp.	5.500%	11/15/2032	200	212
Comcast Corp.	4.250%	1/15/2033	240	235
Comcast Corp.	7.050%	3/15/2033	200	230
Comcast Corp.	4.800%	5/15/2033	360	364
Comcast Corp.	5.300%	6/1/2034	275	284
Comcast Corp.	4.200%	8/15/2034	200	192
Comcast Corp.	5.300%	5/15/2035	239	246
Comcast Corp.	5.650%	6/15/2035	50	53
Comcast Corp.	6.500%	11/15/2035	360	403
Comcast Corp.	6.950%	8/15/2037	690	798
Comcast Corp.	3.900%	3/1/2038	380	333
Comcast Corp.	6.550%	7/1/2039	60	68
Comcast Corp.	3.750%	4/1/2040	200	168
Comcast Corp.	3.400%	7/15/2046	965	687
Comcast Corp.	3.969%	11/1/2047	1,030	792
Comcast Corp.	4.700%	10/15/2048	485	414
Comcast Corp.	2.450%	8/15/2052	1,970	1,071
Comcast Corp.	5.650%	6/1/2054	415	399
Comcast Corp.	2.937%	11/1/2056	985	573
Comcast Corp.	4.950%	10/15/2058	190	162
Comcast Corp.	2.650%	8/15/2062	100	51
Comcast Corp.	5.500%	5/15/2064	725	669
Deutsche Telekom International Finance BV	8.750%	6/15/2030	986	1,158
Electronic Arts Inc.	1.850%	2/15/2031	350	339
Expedia Group Inc.	3.250%	2/15/2030	460	442
Expedia Group Inc.	2.950%	3/15/2031	200	186
Expedia Group Inc.	5.400%	2/15/2035	240	248
FactSet Research Systems Inc.	2.900%	3/1/2027	295	290
FactSet Research Systems Inc.	3.450%	3/1/2032	406	376
Fox Corp.	5.476%	1/25/2039	605	613
Fox Corp.	5.576%	1/25/2049	225	219
Grupo Televisa SAB	5.250%	5/24/2049	580	409
Interpublic Group of Cos. Inc.	4.650%	10/1/2028	140	140
Interpublic Group of Cos. Inc.	5.400%	10/1/2048	250	235
Meta Platforms Inc.	3.500%	8/15/2027	375	374
Meta Platforms Inc.	4.800%	5/15/2030	725	749
Meta Platforms Inc.	4.200%	11/15/2030	120	121
Meta Platforms Inc.	4.550%	8/15/2031	560	572

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Meta Platforms Inc.	3.850%	8/15/2032	225	220
	Meta Platforms Inc.	4.600%	11/15/2032	444	451
	Meta Platforms Inc.	4.950%	5/15/2033	259	268
	Meta Platforms Inc.	4.875%	11/15/2035	646	653
	Meta Platforms Inc.	5.500%	11/15/2045	878	878
	Meta Platforms Inc.	4.450%	8/15/2052	440	371
	Meta Platforms Inc.	5.600%	5/15/2053	275	274
	Meta Platforms Inc.	5.400%	8/15/2054	1,325	1,283
[1]	Meta Platforms Inc.	5.625%	11/15/2055	681	679
	Meta Platforms Inc.	4.650%	8/15/2062	490	411
	Meta Platforms Inc.	5.750%	5/15/2063	530	529
	Meta Platforms Inc.	5.750%	11/15/2065	550	547
	Netflix Inc.	4.900%	8/15/2034	825	855
	Orange SA	9.000%	3/1/2031	805	975
	Paramount Global	3.700%	6/1/2028	25	25
	Paramount Global	4.200%	6/1/2029	100	98
	Paramount Global	7.875%	7/30/2030	255	283
	Paramount Global	4.950%	1/15/2031	460	454
	Paramount Global	4.200%	5/19/2032	185	172
	Paramount Global	5.500%	5/15/2033	345	340
	Paramount Global	6.875%	4/30/2036	185	194
	Paramount Global	4.375%	3/15/2043	450	340
	Paramount Global	5.850%	9/1/2043	170	153
	Paramount Global	4.950%	5/19/2050	393	306
	Rogers Communications Inc.	3.200%	3/15/2027	780	770
	Rogers Communications Inc.	3.800%	3/15/2032	560	530
	Rogers Communications Inc.	5.300%	2/15/2034	100	101
	Rogers Communications Inc.	4.300%	2/15/2048	25	20
	Rogers Communications Inc.	3.700%	11/15/2049	55	40
	Rogers Communications Inc.	4.550%	3/15/2052	1,093	888
	Sprint Capital Corp.	8.750%	3/15/2032	671	817
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	665	677
	Take-Two Interactive Software Inc.	4.000%	4/14/2032	300	292
	Telefonica Emisiones SA	7.045%	6/20/2036	180	203
	Telefonica Emisiones SA	5.213%	3/8/2047	225	201
	Telefonica Emisiones SA	4.895%	3/6/2048	830	706
	Telefonica Europe BV	8.250%	9/15/2030	1,085	1,250
	TELUS Corp.	2.800%	2/16/2027	200	197
	TELUS Corp.	3.400%	5/13/2032	400	370
	TELUS Corp.	4.300%	6/15/2049	315	255
	Time Warner Cable Enterprises LLC	8.375%	7/15/2033	375	435
	Time Warner Cable LLC	6.550%	5/1/2037	806	824
	Time Warner Cable LLC	7.300%	7/1/2038	50	53
	Time Warner Cable LLC	5.875%	11/15/2040	400	372
	Time Warner Cable LLC	5.500%	9/1/2041	50	44
	Time Warner Cable LLC	4.500%	9/15/2042	175	136
	T-Mobile USA Inc.	3.750%	4/15/2027	395	393
	T-Mobile USA Inc.	2.050%	2/15/2028	1,460	1,399
	T-Mobile USA Inc.	4.800%	7/15/2028	310	315
	T-Mobile USA Inc.	4.850%	1/15/2029	375	383
	T-Mobile USA Inc.	2.400%	3/15/2029	200	189
	T-Mobile USA Inc.	4.200%	10/1/2029	200	201
	T-Mobile USA Inc.	3.875%	4/15/2030	1,425	1,403
	T-Mobile USA Inc.	2.550%	2/15/2031	327	300
	T-Mobile USA Inc.	2.250%	11/15/2031	400	355
	T-Mobile USA Inc.	2.700%	3/15/2032	40	36
	T-Mobile USA Inc.	5.125%	5/15/2032	168	174
	T-Mobile USA Inc.	4.625%	1/15/2033	150	150
	T-Mobile USA Inc.	5.200%	1/15/2033	200	207
	T-Mobile USA Inc.	5.050%	7/15/2033	1,017	1,044
	T-Mobile USA Inc.	5.750%	1/15/2034	275	293
	T-Mobile USA Inc.	5.150%	4/15/2034	300	309
	T-Mobile USA Inc.	4.950%	11/15/2035	217	218
	T-Mobile USA Inc.	4.375%	4/15/2040	130	118
	T-Mobile USA Inc.	3.000%	2/15/2041	170	128
	T-Mobile USA Inc.	3.400%	10/15/2052	840	576
	T-Mobile USA Inc.	5.650%	1/15/2053	138	136
	T-Mobile USA Inc.	5.750%	1/15/2054	520	521
	T-Mobile USA Inc.	6.000%	6/15/2054	1,125	1,166
	T-Mobile USA Inc.	5.875%	11/15/2055	182	185

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	5.700%	1/15/2056	73	73
	T-Mobile USA Inc.	3.600%	11/15/2060	365	249
[1]	TWDC Enterprises 18 Corp.	2.950%	6/15/2027	175	173
[1]	TWDC Enterprises 18 Corp.	3.000%	7/30/2046	1,521	1,073
	Uber Technologies Inc.	4.300%	1/15/2030	330	332
	Uber Technologies Inc.	4.150%	1/15/2031	246	245
	Uber Technologies Inc.	4.800%	9/15/2034	45	45
	Uber Technologies Inc.	4.800%	9/15/2035	59	59
	Uber Technologies Inc.	5.350%	9/15/2054	165	160
	VeriSign Inc.	5.250%	6/1/2032	200	206
	Verizon Communications Inc.	2.100%	3/22/2028	730	700
	Verizon Communications Inc.	4.016%	12/3/2029	400	397
	Verizon Communications Inc.	1.500%	9/18/2030	774	682
	Verizon Communications Inc.	1.680%	10/30/2030	225	199
	Verizon Communications Inc.	7.750%	12/1/2030	1,255	1,445
	Verizon Communications Inc.	2.550%	3/21/2031	200	183
	Verizon Communications Inc.	2.355%	3/15/2032	310	274
	Verizon Communications Inc.	4.750%	1/15/2033	133	134
	Verizon Communications Inc.	5.050%	5/9/2033	200	206
	Verizon Communications Inc.	4.500%	8/10/2033	210	208
	Verizon Communications Inc.	4.400%	11/1/2034	200	194
	Verizon Communications Inc.	4.780%	2/15/2035	620	616
	Verizon Communications Inc.	5.250%	4/2/2035	303	310
	Verizon Communications Inc.	5.850%	9/15/2035	875	940
	Verizon Communications Inc.	4.272%	1/15/2036	525	496
	Verizon Communications Inc.	5.000%	1/15/2036	269	269
[2]	Verizon Communications Inc.	5.401%	7/2/2037	517	529
	Verizon Communications Inc.	4.812%	3/15/2039	400	385
	Verizon Communications Inc.	2.650%	11/20/2040	450	327
	Verizon Communications Inc.	3.400%	3/22/2041	400	316
	Verizon Communications Inc.	2.850%	9/3/2041	145	106
	Verizon Communications Inc.	3.850%	11/1/2042	200	162
	Verizon Communications Inc.	6.550%	9/15/2043	200	222
	Verizon Communications Inc.	5.750%	11/30/2045	316	319
	Verizon Communications Inc.	4.862%	8/21/2046	917	828
	Verizon Communications Inc.	5.500%	3/16/2047	25	25
	Verizon Communications Inc.	4.522%	9/15/2048	290	248
	Verizon Communications Inc.	5.012%	4/15/2049	380	348
	Verizon Communications Inc.	3.550%	3/22/2051	360	261
	Verizon Communications Inc.	3.875%	3/1/2052	200	152
	Verizon Communications Inc.	5.875%	11/30/2055	685	691
	Verizon Communications Inc.	2.987%	10/30/2056	620	378
	Verizon Communications Inc.	3.000%	11/20/2060	1,195	715
	Verizon Communications Inc.	3.700%	3/22/2061	50	35
	Verizon Communications Inc.	6.000%	11/30/2065	396	400
	Vodafone Group plc	5.000%	5/30/2038	1,345	1,333
	Vodafone Group plc	4.875%	6/19/2049	405	358
	Vodafone Group plc	5.875%	6/28/2064	500	494
	Walt Disney Co.	2.000%	9/1/2029	765	715
	Walt Disney Co.	3.800%	3/22/2030	415	412
	Walt Disney Co.	2.650%	1/13/2031	425	398
	Walt Disney Co.	6.150%	3/1/2037	990	1,101
	Walt Disney Co.	3.500%	5/13/2040	330	279
	Walt Disney Co.	4.700%	3/23/2050	250	228
	Walt Disney Co.	3.800%	5/13/2060	725	542
					104,417
Consumer Discretionary (6.3%)
	Alibaba Group Holding Ltd.	4.500%	11/28/2034	210	209
	Alibaba Group Holding Ltd.	4.000%	12/6/2037	1,500	1,392
	Alibaba Group Holding Ltd.	2.700%	2/9/2041	275	204
	Amazon.com Inc.	3.300%	4/13/2027	422	420
	Amazon.com Inc.	3.150%	8/22/2027	375	372
	Amazon.com Inc.	1.650%	5/12/2028	1,005	957
	Amazon.com Inc.	3.900%	11/20/2028	469	471
	Amazon.com Inc.	3.450%	4/13/2029	410	405
	Amazon.com Inc.	4.650%	12/1/2029	485	498
	Amazon.com Inc.	4.100%	11/20/2030	488	491
	Amazon.com Inc.	2.100%	5/12/2031	1,230	1,114
	Amazon.com Inc.	3.600%	4/13/2032	485	472

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	4.700%	12/1/2032	350	361
	Amazon.com Inc.	4.350%	3/20/2033	459	462
	Amazon.com Inc.	4.800%	12/5/2034	250	259
	Amazon.com Inc.	4.650%	11/20/2035	407	411
	Amazon.com Inc.	3.875%	8/22/2037	1,325	1,231
	Amazon.com Inc.	4.950%	12/5/2044	112	110
	Amazon.com Inc.	2.500%	6/3/2050	1,355	833
	Amazon.com Inc.	3.950%	4/13/2052	725	582
	Amazon.com Inc.	5.450%	11/20/2055	450	454
	Amazon.com Inc.	4.250%	8/22/2057	75	62
	Amazon.com Inc.	3.250%	5/12/2061	50	33
	Amazon.com Inc.	4.100%	4/13/2062	780	617
	Amazon.com Inc.	5.550%	11/20/2065	525	528
	American Honda Finance Corp.	4.550%	7/9/2027	125	126
[1]	American Honda Finance Corp.	4.900%	7/9/2027	450	456
[1]	American Honda Finance Corp.	4.450%	10/22/2027	200	202
[1]	American Honda Finance Corp.	5.125%	7/7/2028	200	205
	American Honda Finance Corp.	4.250%	9/1/2028	300	301
	American Honda Finance Corp.	5.650%	11/15/2028	200	209
[1]	American Honda Finance Corp.	2.250%	1/12/2029	200	189
	American Honda Finance Corp.	4.900%	3/13/2029	255	261
[1]	American Honda Finance Corp.	4.400%	9/5/2029	200	202
	American Honda Finance Corp.	4.600%	4/17/2030	200	203
[1]	American Honda Finance Corp.	4.500%	9/4/2030	325	327
[1]	American Honda Finance Corp.	5.850%	10/4/2030	200	213
[1]	American Honda Finance Corp.	5.050%	7/10/2031	225	232
[1]	American Honda Finance Corp.	4.850%	10/23/2031	200	204
	American Honda Finance Corp.	5.150%	7/9/2032	185	191
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	745	485
	AutoNation Inc.	4.450%	1/15/2029	200	201
	AutoNation Inc.	2.400%	8/1/2031	280	247
	AutoNation Inc.	3.850%	3/1/2032	200	188
	AutoZone Inc.	5.100%	7/15/2029	215	222
	AutoZone Inc.	5.125%	6/15/2030	95	98
	AutoZone Inc.	4.750%	8/1/2032	310	314
	AutoZone Inc.	4.750%	2/1/2033	150	151
	AutoZone Inc.	6.550%	11/1/2033	200	224
	AutoZone Inc.	5.400%	7/15/2034	215	224
	Block Financial LLC	5.375%	9/15/2032	90	91
	BorgWarner Inc.	4.950%	8/15/2029	252	258
	BorgWarner Inc.	5.400%	8/15/2034	210	217
[1]	Brown University	2.924%	9/1/2050	255	173
	Brunswick Corp.	5.850%	3/18/2029	530	547
	Brunswick Corp.	2.400%	8/18/2031	291	255
	California Institute of Technology	4.321%	8/1/2045	420	373
	Choice Hotels International Inc.	3.700%	1/15/2031	755	714
	Choice Hotels International Inc.	5.850%	8/1/2034	208	214
	Darden Restaurants Inc.	4.350%	10/15/2027	7	7
	Darden Restaurants Inc.	6.300%	10/10/2033	200	218
	Dick's Sporting Goods Inc.	3.150%	1/15/2032	372	342
	DR Horton Inc.	1.400%	10/15/2027	200	191
	DR Horton Inc.	4.850%	10/15/2030	50	51
	DR Horton Inc.	5.000%	10/15/2034	330	336
	DR Horton Inc.	5.500%	10/15/2035	163	171
[1]	Duke University	2.682%	10/1/2044	330	246
[1]	Duke University	2.832%	10/1/2055	195	125
	eBay Inc.	3.600%	6/5/2027	380	377
	eBay Inc.	4.250%	3/6/2029	237	238
	eBay Inc.	2.700%	3/11/2030	100	94
	eBay Inc.	5.125%	11/6/2035	400	402
	eBay Inc.	4.000%	7/15/2042	441	368
[1]	Emory University	2.143%	9/1/2030	455	418
[1]	Emory University	2.969%	9/1/2050	375	255
	Ferguson Enterprises Inc.	4.350%	3/15/2031	315	315
	Ferguson Enterprises Inc.	5.000%	10/3/2034	200	203
[1]	Ford Foundation	2.815%	6/1/2070	150	88
	Ford Motor Co.	4.346%	12/8/2026	277	276
	Ford Motor Co.	7.450%	7/16/2031	1,435	1,589
	Ford Motor Co.	3.250%	2/12/2032	200	176
	Ford Motor Co.	4.750%	1/15/2043	87	70

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ford Motor Co.	5.291%	12/8/2046	796	671
	Ford Motor Credit Co. LLC	5.800%	3/5/2027	200	202
	Ford Motor Credit Co. LLC	5.850%	5/17/2027	200	203
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	140	146
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	1,335	1,280
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	225	234
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	730	765
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	225	210
	Ford Motor Credit Co. LLC	5.800%	3/8/2029	60	61
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	225	225
	Ford Motor Credit Co. LLC	5.875%	11/7/2029	250	256
	Ford Motor Credit Co. LLC	5.730%	9/5/2030	465	473
	Ford Motor Credit Co. LLC	4.000%	11/13/2030	430	406
	Ford Motor Credit Co. LLC	6.050%	3/5/2031	360	370
	Ford Motor Credit Co. LLC	3.625%	6/17/2031	105	96
	Ford Motor Credit Co. LLC	6.054%	11/5/2031	185	190
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	225	236
	Ford Motor Credit Co. LLC	6.125%	3/8/2034	205	208
	Ford Motor Credit Co. LLC	6.500%	2/7/2035	25	26
	Ford Motor Credit Co. LLC	5.869%	10/31/2035	400	398
	Fortune Brands Innovations Inc.	4.000%	3/25/2032	200	192
	Fortune Brands Innovations Inc.	5.875%	6/1/2033	565	600
	General Motors Co.	5.350%	4/15/2028	75	77
	General Motors Co.	5.000%	10/1/2028	200	204
	General Motors Co.	5.625%	4/15/2030	312	326
	General Motors Co.	5.600%	10/15/2032	515	540
	General Motors Co.	6.250%	4/15/2035	300	321
	General Motors Co.	6.250%	10/2/2043	270	277
	General Motors Co.	5.200%	4/1/2045	220	200
	General Motors Co.	6.750%	4/1/2046	645	699
	General Motors Co.	5.400%	4/1/2048	300	276
	General Motors Financial Co. Inc.	2.350%	2/26/2027	475	464
	General Motors Financial Co. Inc.	5.000%	7/15/2027	95	96
	General Motors Financial Co. Inc.	6.000%	1/9/2028	225	233
	General Motors Financial Co. Inc.	5.050%	4/4/2028	300	305
	General Motors Financial Co. Inc.	2.400%	4/10/2028	225	216
	General Motors Financial Co. Inc.	5.800%	6/23/2028	235	244
	General Motors Financial Co. Inc.	4.200%	10/27/2028	198	198
	General Motors Financial Co. Inc.	4.900%	10/6/2029	125	127
	General Motors Financial Co. Inc.	5.350%	1/7/2030	1,345	1,389
	General Motors Financial Co. Inc.	5.450%	7/15/2030	110	114
	General Motors Financial Co. Inc.	5.600%	6/18/2031	335	350
	General Motors Financial Co. Inc.	3.100%	1/12/2032	300	273
	General Motors Financial Co. Inc.	6.400%	1/9/2033	80	87
	General Motors Financial Co. Inc.	6.100%	1/7/2034	525	559
	General Motors Financial Co. Inc.	5.950%	4/4/2034	205	216
	General Motors Financial Co. Inc.	5.900%	1/7/2035	730	763
	General Motors Financial Co. Inc.	6.150%	7/15/2035	200	212
	Genuine Parts Co.	1.875%	11/1/2030	690	606
[1]	George Washington University	4.126%	9/15/2048	310	258
[1]	Georgetown University	2.943%	4/1/2050	340	225
	Hasbro Inc.	3.500%	9/15/2027	290	287
	Hasbro Inc.	3.900%	11/19/2029	350	344
	Home Depot Inc.	2.875%	4/15/2027	200	198
	Home Depot Inc.	2.800%	9/14/2027	200	197
	Home Depot Inc.	1.500%	9/15/2028	460	433
	Home Depot Inc.	3.750%	9/15/2028	105	105
	Home Depot Inc.	3.900%	12/6/2028	255	256
	Home Depot Inc.	4.900%	4/15/2029	200	206
	Home Depot Inc.	4.750%	6/25/2029	446	458
	Home Depot Inc.	3.950%	9/15/2030	136	136
	Home Depot Inc.	1.875%	9/15/2031	745	657
	Home Depot Inc.	3.250%	4/15/2032	280	264
	Home Depot Inc.	4.500%	9/15/2032	400	407
	Home Depot Inc.	4.950%	6/25/2034	125	129
	Home Depot Inc.	4.650%	9/15/2035	192	192
	Home Depot Inc.	5.875%	12/16/2036	115	126
	Home Depot Inc.	5.400%	9/15/2040	535	556
	Home Depot Inc.	4.875%	2/15/2044	200	189
	Home Depot Inc.	4.400%	3/15/2045	200	177

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	4.250%	4/1/2046	280	241
	Home Depot Inc.	4.500%	12/6/2048	850	746
	Home Depot Inc.	2.375%	3/15/2051	350	205
	Home Depot Inc.	2.750%	9/15/2051	25	16
	Home Depot Inc.	4.950%	9/15/2052	1,335	1,243
	Honda Motor Co. Ltd.	4.436%	7/8/2028	370	373
	Honda Motor Co. Ltd.	4.688%	7/8/2030	250	253
	Honda Motor Co. Ltd.	5.337%	7/8/2035	200	206
	Hyatt Hotels Corp.	5.050%	3/30/2028	124	126
	Hyatt Hotels Corp.	5.250%	6/30/2029	200	206
	Hyatt Hotels Corp.	5.750%	3/30/2032	330	346
	Hyatt Hotels Corp.	5.400%	12/15/2035	100	101
	JD.com Inc.	3.375%	1/14/2030	450	439
[1]	Johns Hopkins University	2.813%	1/1/2060	740	440
	Las Vegas Sands Corp.	5.625%	6/15/2028	315	322
	Las Vegas Sands Corp.	3.900%	8/8/2029	395	385
	Las Vegas Sands Corp.	6.000%	6/14/2030	100	105
	Lear Corp.	3.800%	9/15/2027	535	531
	Lear Corp.	2.600%	1/15/2032	225	201
	Lear Corp.	5.250%	5/15/2049	360	329
	Leggett & Platt Inc.	4.400%	3/15/2029	495	487
	Leland Stanford Junior University	2.413%	6/1/2050	405	249
	Lennar Corp.	5.200%	7/30/2030	245	253
	Lowe's Cos. Inc.	3.950%	10/15/2027	275	275
	Lowe's Cos. Inc.	4.000%	10/15/2028	293	293
	Lowe's Cos. Inc.	1.700%	10/15/2030	25	22
	Lowe's Cos. Inc.	4.250%	3/15/2031	509	507
	Lowe's Cos. Inc.	4.500%	10/15/2032	750	747
	Lowe's Cos. Inc.	5.150%	7/1/2033	365	378
	Lowe's Cos. Inc.	4.850%	10/15/2035	481	480
	Lowe's Cos. Inc.	5.500%	10/15/2035	350	367
	Lowe's Cos. Inc.	2.800%	9/15/2041	200	145
	Lowe's Cos. Inc.	4.375%	9/15/2045	200	170
	Lowe's Cos. Inc.	4.050%	5/3/2047	671	539
	Lowe's Cos. Inc.	5.125%	4/15/2050	615	570
	Lowe's Cos. Inc.	3.500%	4/1/2051	210	149
	Lowe's Cos. Inc.	4.250%	4/1/2052	400	320
	Lowe's Cos. Inc.	5.625%	4/15/2053	35	35
	Lowe's Cos. Inc.	5.750%	7/1/2053	220	220
	Lowe's Cos. Inc.	5.800%	9/15/2062	345	343
	Lowe's Cos. Inc.	5.850%	4/1/2063	250	251
	Magna International Inc.	5.875%	6/1/2035	50	53
	Marriott International Inc.	4.200%	7/15/2027	113	113
[1]	Marriott International Inc.	4.625%	6/15/2030	200	203
[1]	Marriott International Inc.	2.850%	4/15/2031	340	316
	Marriott International Inc.	4.500%	10/15/2031	234	235
[1]	Marriott International Inc.	3.500%	10/15/2032	200	187
[1]	Marriott International Inc.	2.750%	10/15/2033	200	175
	Marriott International Inc.	5.300%	5/15/2034	200	207
	Marriott International Inc.	5.350%	3/15/2035	200	207
	Marriott International Inc.	5.250%	10/15/2035	42	43
	Marriott International Inc.	5.500%	4/15/2037	273	282
	Masco Corp.	1.500%	2/15/2028	595	561
	Masco Corp.	2.000%	2/15/2031	250	222
[1]	Massachusetts Institute of Technology	3.959%	7/1/2038	155	145
[1]	Massachusetts Institute of Technology	2.989%	7/1/2050	325	226
	Massachusetts Institute of Technology	3.067%	4/1/2052	295	205
	Mattel Inc.	5.000%	11/17/2030	250	252
	McDonald's Corp.	4.800%	8/14/2028	1,025	1,047
	McDonald's Corp.	4.400%	2/12/2031	356	359
[1]	McDonald's Corp.	5.200%	5/17/2034	310	324
	McDonald's Corp.	5.000%	2/13/2036	130	132
[1]	McDonald's Corp.	6.300%	10/15/2037	200	224
[1]	McDonald's Corp.	3.700%	2/15/2042	200	165
[1]	McDonald's Corp.	4.600%	5/26/2045	205	184
[1]	McDonald's Corp.	4.875%	12/9/2045	275	255
[1]	McDonald's Corp.	3.625%	9/1/2049	350	262
	McDonald's Corp.	5.450%	8/14/2053	965	955
	NIKE Inc.	3.875%	11/1/2045	940	769
[1]	Northwestern University	4.643%	12/1/2044	560	541

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Northwestern University	3.662%	12/1/2057	75	56
	O'Reilly Automotive Inc.	4.700%	6/15/2032	266	269
	Owens Corning	3.500%	2/15/2030	40	39
	Owens Corning	5.700%	6/15/2034	350	370
	Owens Corning	5.950%	6/15/2054	325	333
	Polaris Inc.	5.600%	3/1/2031	125	127
	President & Fellows of Harvard College	4.887%	3/15/2030	80	83
	President & Fellows of Harvard College	3.300%	7/15/2056	250	177
	PVH Corp.	5.500%	6/13/2030	250	255
	Ralph Lauren Corp.	5.000%	6/15/2032	400	411
[1]	Rockefeller Foundation	2.492%	10/1/2050	250	155
	Ross Stores Inc.	1.875%	4/15/2031	200	176
	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	100	101
	Sands China Ltd.	5.400%	8/8/2028	650	660
	Stanley Black & Decker Inc.	4.250%	11/15/2028	275	275
	Stanley Black & Decker Inc.	2.300%	3/15/2030	670	612
	Stanley Black & Decker Inc.	3.000%	5/15/2032	50	45
	Stanley Black & Decker Inc.	5.200%	9/1/2040	200	197
	Starbucks Corp.	4.500%	5/15/2028	150	152
	Starbucks Corp.	2.250%	3/12/2030	300	277
	Starbucks Corp.	4.800%	5/15/2030	75	77
	Starbucks Corp.	2.550%	11/15/2030	383	355
	Starbucks Corp.	4.900%	2/15/2031	355	366
	Starbucks Corp.	3.000%	2/14/2032	375	347
	Starbucks Corp.	4.800%	2/15/2033	310	315
	Starbucks Corp.	5.000%	2/15/2034	225	231
	Starbucks Corp.	5.400%	5/15/2035	225	235
	Starbucks Corp.	4.300%	6/15/2045	180	154
	Starbucks Corp.	3.750%	12/1/2047	200	153
	Starbucks Corp.	4.500%	11/15/2048	280	238
	Starbucks Corp.	3.500%	11/15/2050	150	107
	Toll Brothers Finance Corp.	3.800%	11/1/2029	665	653
	Toll Brothers Finance Corp.	5.600%	6/15/2035	115	119
	Toyota Motor Corp.	4.186%	6/30/2027	50	50
	Toyota Motor Corp.	5.118%	7/13/2028	200	206
	Toyota Motor Corp.	2.760%	7/2/2029	205	197
	Toyota Motor Corp.	4.450%	6/30/2030	75	76
	Toyota Motor Corp.	5.123%	7/13/2033	200	209
	Toyota Motor Corp.	5.053%	6/30/2035	100	103
	Toyota Motor Credit Corp.	4.600%	1/8/2027	245	247
[1]	Toyota Motor Credit Corp.	3.200%	1/11/2027	200	199
[1]	Toyota Motor Credit Corp.	1.900%	1/13/2027	200	196
[1]	Toyota Motor Credit Corp.	5.000%	3/19/2027	200	203
[1]	Toyota Motor Credit Corp.	3.050%	3/22/2027	200	198
	Toyota Motor Credit Corp.	4.500%	5/14/2027	150	152
[1]	Toyota Motor Credit Corp.	1.150%	8/13/2027	170	163
[1]	Toyota Motor Credit Corp.	4.550%	9/20/2027	200	202
[1]	Toyota Motor Credit Corp.	4.350%	10/8/2027	200	202
[1]	Toyota Motor Credit Corp.	3.050%	1/11/2028	368	362
	Toyota Motor Credit Corp.	4.625%	1/12/2028	400	406
[1]	Toyota Motor Credit Corp.	1.900%	4/6/2028	200	191
	Toyota Motor Credit Corp.	4.050%	9/5/2028	250	251
[1]	Toyota Motor Credit Corp.	5.250%	9/11/2028	160	166
[1]	Toyota Motor Credit Corp.	4.650%	1/5/2029	200	204
	Toyota Motor Credit Corp.	4.950%	1/9/2030	340	351
[1]	Toyota Motor Credit Corp.	3.375%	4/1/2030	100	97
	Toyota Motor Credit Corp.	4.800%	5/15/2030	125	128
[1]	Toyota Motor Credit Corp.	4.550%	5/17/2030	420	429
	Toyota Motor Credit Corp.	5.550%	11/20/2030	325	346
[1]	Toyota Motor Credit Corp.	1.650%	1/10/2031	165	146
	Toyota Motor Credit Corp.	5.100%	3/21/2031	90	94
[1]	Toyota Motor Credit Corp.	2.400%	1/13/2032	200	180
	Toyota Motor Credit Corp.	4.650%	9/3/2032	150	152
	Toyota Motor Credit Corp.	4.700%	1/12/2033	390	398
[1]	Toyota Motor Credit Corp.	4.800%	1/5/2034	200	205
	Toyota Motor Credit Corp.	5.350%	1/9/2035	145	153
[1]	Trustees of Princeton University	2.516%	7/1/2050	270	171
[1]	University of Chicago	2.761%	4/1/2045	30	24
[1]	University of Chicago	4.003%	10/1/2053	255	205
[1]	University of Notre Dame du Lac	3.438%	2/15/2045	285	225

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	University of Southern California	3.841%	10/1/2047	200	164
	University of Southern California	4.976%	10/1/2053	200	190
[1]	Washington University	3.524%	4/15/2054	625	465
[1]	Yale University	2.402%	4/15/2050	430	265
					89,995
Consumer Staples (6.0%)
	Ahold Finance USA LLC	6.875%	5/1/2029	340	370
	Altria Group Inc.	6.200%	11/1/2028	300	317
	Altria Group Inc.	4.800%	2/14/2029	445	453
	Altria Group Inc.	3.400%	5/6/2030	360	347
	Altria Group Inc.	4.500%	8/6/2030	39	39
	Altria Group Inc.	2.450%	2/4/2032	450	399
	Altria Group Inc.	6.875%	11/1/2033	200	227
	Altria Group Inc.	5.250%	8/6/2035	55	56
	Altria Group Inc.	3.400%	2/4/2041	340	265
	Altria Group Inc.	5.375%	1/31/2044	165	162
	Altria Group Inc.	3.875%	9/16/2046	260	198
	Altria Group Inc.	5.950%	2/14/2049	612	623
	Altria Group Inc.	4.450%	5/6/2050	450	365
	Altria Group Inc.	3.700%	2/4/2051	105	76
[1]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	1,595	1,596
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	1,076	1,013
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/2036	283	282
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/2046	200	188
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/2029	345	353
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/2038	35	34
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/2039	185	241
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	670	702
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/2039	375	484
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	250	243
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	875	766
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	1,215	1,236
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	740	772
	Archer-Daniels-Midland Co.	4.500%	8/15/2033	50	50
	Archer-Daniels-Midland Co.	4.500%	3/15/2049	520	453
	Avery Dennison Corp.	2.250%	2/15/2032	421	369
	BAT Capital Corp.	4.700%	4/2/2027	250	252
	BAT Capital Corp.	3.462%	9/6/2029	510	496
	BAT Capital Corp.	5.834%	2/20/2031	1,250	1,328
	BAT Capital Corp.	2.726%	3/25/2031	410	378
	BAT Capital Corp.	4.742%	3/16/2032	200	202
	BAT Capital Corp.	5.350%	8/15/2032	429	447
	BAT Capital Corp.	5.625%	8/15/2035	257	269
	BAT Capital Corp.	3.734%	9/25/2040	250	204
	BAT Capital Corp.	7.079%	8/2/2043	255	289
	BAT Capital Corp.	4.758%	9/6/2049	575	493
	BAT Capital Corp.	5.650%	3/16/2052	403	386
	BAT Capital Corp.	7.081%	8/2/2053	270	309
	BAT International Finance plc	5.931%	2/2/2029	310	326
	Brown-Forman Corp.	4.750%	4/15/2033	250	254
	Bunge Ltd. Finance Corp.	4.200%	9/17/2029	370	371
	Bunge Ltd. Finance Corp.	3.200%	4/21/2031	810	763
	Campbell's Co.	5.200%	3/19/2027	800	811
	Campbell's Co.	5.400%	3/21/2034	250	257
	Campbell's Co.	4.800%	3/15/2048	515	459
	Church & Dwight Co. Inc.	3.150%	8/1/2027	375	371
	Church & Dwight Co. Inc.	3.950%	8/1/2047	430	348
	Coca-Cola Co.	1.500%	3/5/2028	488	466
	Coca-Cola Co.	1.000%	3/15/2028	430	405
	Coca-Cola Co.	2.125%	9/6/2029	955	900
	Coca-Cola Co.	1.650%	6/1/2030	225	204
	Coca-Cola Co.	4.650%	8/14/2034	1,350	1,387
	Coca-Cola Co.	5.200%	1/14/2055	905	893
	Coca-Cola Femsa SAB de CV	1.850%	9/1/2032	660	556
	Coca-Cola Femsa SAB de CV	5.100%	5/6/2035	165	168
	Colgate-Palmolive Co.	4.200%	5/1/2030	267	270
	Colgate-Palmolive Co.	3.250%	8/15/2032	305	289
[1]	Colgate-Palmolive Co.	3.700%	8/1/2047	90	72
	Conagra Brands Inc.	4.850%	11/1/2028	300	304

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Conagra Brands Inc.	5.000%	8/1/2030	190	193
	Conagra Brands Inc.	5.300%	11/1/2038	565	546
	Constellation Brands Inc.	3.600%	2/15/2028	465	460
	Constellation Brands Inc.	4.650%	11/15/2028	465	472
	Constellation Brands Inc.	4.800%	1/15/2029	315	321
	Constellation Brands Inc.	4.800%	5/1/2030	50	51
	Constellation Brands Inc.	2.250%	8/1/2031	734	651
	Constellation Brands Inc.	4.950%	11/1/2035	100	99
	Constellation Brands Inc.	4.500%	5/9/2047	460	387
	Costco Wholesale Corp.	3.000%	5/18/2027	625	620
	Costco Wholesale Corp.	1.375%	6/20/2027	135	131
	Costco Wholesale Corp.	1.750%	4/20/2032	305	265
	Diageo Capital plc	5.300%	10/24/2027	175	179
	Diageo Capital plc	2.375%	10/24/2029	275	259
	Diageo Capital plc	2.125%	4/29/2032	200	174
	Diageo Capital plc	5.500%	1/24/2033	250	265
	Diageo Capital plc	5.625%	10/5/2033	315	337
	Diageo Investment Corp.	5.625%	4/15/2035	200	213
	Dollar General Corp.	4.625%	11/1/2027	545	550
	Dollar General Corp.	4.125%	4/3/2050	473	376
	Dollar Tree Inc.	4.200%	5/15/2028	195	195
	Dollar Tree Inc.	2.650%	12/1/2031	537	482
	Dollar Tree Inc.	3.375%	12/1/2051	100	69
	Estee Lauder Cos. Inc.	5.000%	2/14/2034	610	623
	General Mills Inc.	4.700%	1/30/2027	785	791
	General Mills Inc.	4.875%	1/30/2030	290	297
	General Mills Inc.	4.700%	4/17/2048	690	617
	General Mills Inc.	3.000%	2/1/2051	30	20
	Haleon US Capital LLC	3.375%	3/24/2027	420	416
	Haleon US Capital LLC	3.625%	3/24/2032	650	620
	Hershey Co.	4.550%	2/24/2028	610	621
	Hershey Co.	4.750%	2/24/2030	435	447
	Hershey Co.	1.700%	6/1/2030	350	316
	Ingredion Inc.	3.900%	6/1/2050	390	296
	J M Smucker Co.	5.900%	11/15/2028	513	538
	J M Smucker Co.	2.375%	3/15/2030	475	442
	J M Smucker Co.	6.200%	11/15/2033	275	299
	J M Smucker Co.	4.250%	3/15/2035	270	256
	J M Smucker Co.	4.375%	3/15/2045	200	170
	J M Smucker Co.	6.500%	11/15/2053	100	110
	JBS USA Holding Lux Sarl	5.750%	4/1/2033	65	68
	JBS USA Holding Lux Sarl	6.750%	3/15/2034	635	705
[2]	JBS USA Holding Lux Sarl	5.500%	1/15/2036	150	154
	JBS USA Holding Lux Sarl	6.500%	12/1/2052	240	251
	JBS USA Holding Lux Sarl	7.250%	11/15/2053	635	721
[2]	JBS USA Holding Lux Sarl	6.250%	3/1/2056	225	228
[2]	JBS USA Holding Lux Sarl	6.375%	4/15/2066	160	163
[2]	JBS USA LUX Sarl	5.950%	4/20/2035	425	449
	Kellanova	5.250%	3/1/2033	200	208
	Kellanova	5.750%	5/16/2054	50	51
	Kenvue Inc.	4.850%	5/22/2032	235	241
	Kenvue Inc.	5.050%	3/22/2053	660	613
[1]	Keurig Dr Pepper Inc.	5.100%	3/15/2027	345	349
	Keurig Dr Pepper Inc.	3.430%	6/15/2027	725	717
	Keurig Dr Pepper Inc.	4.600%	5/15/2030	255	256
[1]	Keurig Dr Pepper Inc.	5.200%	3/15/2031	581	596
	Keurig Dr Pepper Inc.	4.050%	4/15/2032	233	224
	Keurig Dr Pepper Inc.	5.150%	5/15/2035	165	166
	Keurig Dr Pepper Inc.	4.500%	11/15/2045	50	43
	Keurig Dr Pepper Inc.	3.350%	3/15/2051	680	459
	Kimberly-Clark Corp.	2.000%	11/2/2031	295	266
	Kimberly-Clark Corp.	6.625%	8/1/2037	205	240
	Kimberly-Clark Corp.	5.300%	3/1/2041	333	338
	Koninklijke Ahold Delhaize NV	5.700%	10/1/2040	485	509
	Kraft Heinz Foods Co.	3.875%	5/15/2027	44	44
	Kraft Heinz Foods Co.	4.625%	1/30/2029	466	473
	Kraft Heinz Foods Co.	3.750%	4/1/2030	597	584
	Kraft Heinz Foods Co.	5.200%	3/15/2032	25	26
	Kraft Heinz Foods Co.	5.000%	6/4/2042	565	524
	Kraft Heinz Foods Co.	5.200%	7/15/2045	505	470

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kraft Heinz Foods Co.	4.375%	6/1/2046	1,165	979
Kraft Heinz Foods Co.	4.875%	10/1/2049	52	46
Kroger Co.	5.000%	9/15/2034	875	888
Kroger Co.	5.150%	8/1/2043	275	262
Kroger Co.	3.875%	10/15/2046	625	491
Kroger Co.	4.450%	2/1/2047	210	180
Kroger Co.	5.500%	9/15/2054	165	161
McCormick & Co. Inc.	1.850%	2/15/2031	630	557
Molson Coors Beverage Co.	4.200%	7/15/2046	550	450
Mondelez International Inc.	4.125%	5/7/2028	695	696
Mondelez International Inc.	2.750%	4/13/2030	50	47
Mondelez International Inc.	1.500%	2/4/2031	625	544
Mondelez International Inc.	3.000%	3/17/2032	200	184
PepsiCo Inc.	4.100%	1/15/2029	450	453
PepsiCo Inc.	2.625%	7/29/2029	225	215
PepsiCo Inc.	4.600%	2/7/2030	308	316
PepsiCo Inc.	2.750%	3/19/2030	425	404
PepsiCo Inc.	1.625%	5/1/2030	75	68
PepsiCo Inc.	4.300%	7/23/2030	250	253
PepsiCo Inc.	4.650%	7/23/2032	385	395
PepsiCo Inc.	5.000%	7/23/2035	770	794
PepsiCo Inc.	4.875%	11/1/2040	30	30
PepsiCo Inc.	4.450%	4/14/2046	200	180
PepsiCo Inc.	3.450%	10/6/2046	320	246
PepsiCo Inc.	3.625%	3/19/2050	130	100
PepsiCo Inc.	5.250%	7/17/2054	760	753
Philip Morris International Inc.	4.750%	2/12/2027	205	207
Philip Morris International Inc.	5.125%	11/17/2027	210	214
Philip Morris International Inc.	4.875%	2/15/2028	910	927
Philip Morris International Inc.	3.875%	10/27/2028	100	100
Philip Morris International Inc.	4.875%	2/13/2029	545	558
Philip Morris International Inc.	4.625%	11/1/2029	445	453
Philip Morris International Inc.	5.625%	11/17/2029	460	484
Philip Morris International Inc.	5.125%	2/15/2030	365	378
Philip Morris International Inc.	4.375%	4/30/2030	125	126
Philip Morris International Inc.	2.100%	5/1/2030	230	211
Philip Morris International Inc.	5.500%	9/7/2030	200	211
Philip Morris International Inc.	4.000%	10/29/2030	275	272
Philip Morris International Inc.	1.750%	11/1/2030	620	553
Philip Morris International Inc.	5.125%	2/13/2031	445	463
Philip Morris International Inc.	4.750%	11/1/2031	320	327
Philip Morris International Inc.	4.250%	10/29/2032	509	502
Philip Morris International Inc.	5.750%	11/17/2032	200	215
Philip Morris International Inc.	5.375%	2/15/2033	150	157
Philip Morris International Inc.	5.625%	9/7/2033	200	213
Philip Morris International Inc.	5.250%	2/13/2034	200	208
Philip Morris International Inc.	4.900%	11/1/2034	440	446
Philip Morris International Inc.	4.625%	10/29/2035	221	218
Philip Morris International Inc.	6.375%	5/16/2038	25	28
Philip Morris International Inc.	4.375%	11/15/2041	695	623
Philip Morris International Inc.	3.875%	8/21/2042	200	167
Philip Morris International Inc.	4.125%	3/4/2043	250	215
Philip Morris International Inc.	4.875%	11/15/2043	299	280
Pilgrim's Pride Corp.	4.250%	4/15/2031	230	224
Pilgrim's Pride Corp.	6.250%	7/1/2033	360	387
Procter & Gamble Co.	1.900%	2/1/2027	1,195	1,171
Procter & Gamble Co.	2.800%	3/25/2027	385	381
Procter & Gamble Co.	4.050%	5/1/2030	275	277
Procter & Gamble Co.	4.100%	11/3/2032	200	200
Procter & Gamble Co.	4.550%	1/29/2034	25	26
Procter & Gamble Co.	4.600%	5/1/2035	50	51
Procter & Gamble Co.	4.350%	11/3/2035	200	199
Reynolds American Inc.	7.250%	6/15/2037	200	232
Reynolds American Inc.	6.150%	9/15/2043	200	207
Reynolds American Inc.	5.850%	8/15/2045	425	423
Sysco Corp.	3.250%	7/15/2027	248	245
Sysco Corp.	5.100%	9/23/2030	360	372
Sysco Corp.	6.600%	4/1/2050	715	795
Target Corp.	1.950%	1/15/2027	200	196
Target Corp.	4.350%	6/15/2028	71	72

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Target Corp.	3.375%	4/15/2029	700	687
	Target Corp.	4.500%	9/15/2032	260	263
	Target Corp.	4.500%	9/15/2034	396	392
	Target Corp.	5.000%	4/15/2035	310	316
	Target Corp.	5.250%	2/15/2036	150	155
	Target Corp.	2.950%	1/15/2052	890	578
	Tyson Foods Inc.	5.400%	3/15/2029	390	403
	Tyson Foods Inc.	4.875%	8/15/2034	225	225
	Tyson Foods Inc.	5.150%	8/15/2044	200	189
	Tyson Foods Inc.	5.100%	9/28/2048	255	236
	Unilever Capital Corp.	2.900%	5/5/2027	400	396
	Unilever Capital Corp.	4.250%	8/12/2027	340	343
	Unilever Capital Corp.	3.500%	3/22/2028	75	75
	Unilever Capital Corp.	1.750%	8/12/2031	215	190
	Unilever Capital Corp.	5.900%	11/15/2032	375	412
	Unilever Capital Corp.	4.625%	8/12/2034	280	284
[1]	Unilever Capital Corp.	2.625%	8/12/2051	110	69
	Walmart Inc.	5.875%	4/5/2027	200	206
	Walmart Inc.	4.100%	4/28/2027	335	337
	Walmart Inc.	3.700%	6/26/2028	80	80
	Walmart Inc.	2.375%	9/24/2029	1,090	1,037
	Walmart Inc.	4.350%	4/28/2030	203	207
	Walmart Inc.	4.900%	4/28/2035	400	415
	Walmart Inc.	5.250%	9/1/2035	620	662
	Walmart Inc.	6.500%	8/15/2037	160	187
	Walmart Inc.	5.625%	4/1/2040	545	590
	Walmart Inc.	5.000%	10/25/2040	260	268
	Walmart Inc.	2.650%	9/22/2051	415	266
	Walmart Inc.	4.500%	9/9/2052	300	270
	Walmart Inc.	4.500%	4/15/2053	146	132
					85,692
Energy (7.5%)
[1]	APA Corp.	4.250%	1/15/2030	450	442
[1]	APA Corp.	5.350%	7/1/2049	300	253
	Baker Hughes Holdings LLC	3.337%	12/15/2027	600	593
	Baker Hughes Holdings LLC	4.080%	12/15/2047	390	315
	Boardwalk Pipelines LP	3.400%	2/15/2031	200	188
	Boardwalk Pipelines LP	3.600%	9/1/2032	320	296
	Boardwalk Pipelines LP	5.625%	8/1/2034	200	209
	Boardwalk Pipelines LP	5.375%	2/15/2036	200	201
	BP Capital Markets America Inc.	5.017%	11/17/2027	500	510
	BP Capital Markets America Inc.	4.234%	11/6/2028	131	132
	BP Capital Markets America Inc.	4.970%	10/17/2029	1,370	1,414
	BP Capital Markets America Inc.	1.749%	8/10/2030	1,060	953
	BP Capital Markets America Inc.	2.721%	1/12/2032	390	357
	BP Capital Markets America Inc.	4.812%	2/13/2033	235	239
	BP Capital Markets America Inc.	4.893%	9/11/2033	200	205
	BP Capital Markets America Inc.	4.989%	4/10/2034	200	205
	BP Capital Markets America Inc.	5.227%	11/17/2034	415	432
	BP Capital Markets America Inc.	3.060%	6/17/2041	512	395
	BP Capital Markets America Inc.	3.000%	2/24/2050	435	290
	BP Capital Markets America Inc.	2.772%	11/10/2050	365	231
	BP Capital Markets America Inc.	2.939%	6/4/2051	375	244
	BP Capital Markets America Inc.	3.001%	3/17/2052	200	131
	BP Capital Markets America Inc.	3.379%	2/8/2061	685	459
	BP Capital Markets plc	3.279%	9/19/2027	200	198
	Burlington Resources LLC	7.200%	8/15/2031	1,540	1,753
	Canadian Natural Resources Ltd.	7.200%	1/15/2032	360	407
	Canadian Natural Resources Ltd.	5.850%	2/1/2035	200	210
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	440	472
	Cenovus Energy Inc.	4.650%	3/20/2031	100	100
	Cenovus Energy Inc.	2.650%	1/15/2032	305	272
	Cenovus Energy Inc.	5.400%	3/20/2036	100	101
	Cenovus Energy Inc.	3.750%	2/15/2052	415	295
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	70	68
	Cheniere Energy Inc.	5.650%	4/15/2034	200	208
	Cheniere Energy Partners LP	4.000%	3/1/2031	55	53
	Cheniere Energy Partners LP	3.250%	1/31/2032	354	326
	Cheniere Energy Partners LP	5.950%	6/30/2033	200	213

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cheniere Energy Partners LP	5.750%	8/15/2034	445	466
[2]	Cheniere Energy Partners LP	5.550%	10/30/2035	120	123
	Chevron Corp.	1.995%	5/11/2027	1,000	976
	Chevron USA Inc.	3.950%	8/13/2027	289	291
	Chevron USA Inc.	4.050%	8/13/2028	527	532
	Chevron USA Inc.	4.300%	10/15/2030	97	98
	Chevron USA Inc.	4.500%	10/15/2032	266	270
	Chevron USA Inc.	4.850%	10/15/2035	275	279
	Chevron USA Inc.	2.343%	8/12/2050	396	236
	ConocoPhillips	4.875%	10/1/2047	25	23
	ConocoPhillips Co.	4.850%	1/15/2032	200	206
	ConocoPhillips Co.	5.050%	9/15/2033	314	326
	ConocoPhillips Co.	5.000%	1/15/2035	475	486
	ConocoPhillips Co.	4.300%	11/15/2044	1,010	871
	ConocoPhillips Co.	5.500%	1/15/2055	355	347
	ConocoPhillips Co.	4.025%	3/15/2062	290	216
	ConocoPhillips Co.	5.650%	1/15/2065	420	415
	Continental Resources Inc.	4.375%	1/15/2028	250	249
	Continental Resources Inc.	4.900%	6/1/2044	100	80
	Coterra Energy Inc.	3.900%	5/15/2027	775	772
	Coterra Energy Inc.	5.400%	2/15/2035	205	209
	Coterra Energy Inc.	5.900%	2/15/2055	135	131
	DCP Midstream Operating LP	5.600%	4/1/2044	275	267
	Devon Energy Corp.	5.200%	9/15/2034	430	432
	Devon Energy Corp.	5.600%	7/15/2041	205	199
	Devon Energy Corp.	5.000%	6/15/2045	135	118
	Devon Energy Corp.	5.750%	9/15/2054	185	172
	Diamondback Energy Inc.	5.200%	4/18/2027	200	203
	Diamondback Energy Inc.	3.500%	12/1/2029	825	800
	Diamondback Energy Inc.	6.250%	3/15/2033	225	244
	Diamondback Energy Inc.	5.400%	4/18/2034	300	308
	Diamondback Energy Inc.	5.550%	4/1/2035	69	71
	Diamondback Energy Inc.	5.900%	4/18/2064	685	660
	Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	270	286
	Eastern Energy Gas Holdings LLC	5.650%	10/15/2054	200	197
[1]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/2043	248	224
	Enbridge Inc.	4.250%	12/1/2026	125	125
	Enbridge Inc.	5.250%	4/5/2027	200	203
	Enbridge Inc.	3.700%	7/15/2027	200	199
	Enbridge Inc.	4.600%	6/20/2028	195	197
	Enbridge Inc.	4.200%	11/20/2028	100	100
	Enbridge Inc.	3.125%	11/15/2029	360	345
	Enbridge Inc.	4.900%	6/20/2030	75	77
	Enbridge Inc.	6.200%	11/15/2030	1,250	1,347
	Enbridge Inc.	4.500%	2/15/2031	151	152
	Enbridge Inc.	5.700%	3/8/2033	200	212
	Enbridge Inc.	2.500%	8/1/2033	314	270
	Enbridge Inc.	5.625%	4/5/2034	200	210
	Enbridge Inc.	5.550%	6/20/2035	100	104
	Enbridge Inc.	5.200%	11/20/2035	134	135
	Enbridge Inc.	3.400%	8/1/2051	970	670
	Enbridge Inc.	6.700%	11/15/2053	347	387
	Enbridge Inc.	5.950%	4/5/2054	135	139
	Enbridge Inc.	7.200%	6/27/2054	250	268
	Energy Transfer LP	6.050%	12/1/2026	567	577
[1]	Energy Transfer LP	5.500%	6/1/2027	275	279
	Energy Transfer LP	4.000%	10/1/2027	433	432
	Energy Transfer LP	4.950%	6/15/2028	50	51
	Energy Transfer LP	6.100%	12/1/2028	225	236
	Energy Transfer LP	5.250%	7/1/2029	675	697
	Energy Transfer LP	6.400%	12/1/2030	710	771
	Energy Transfer LP	5.750%	2/15/2033	479	505
	Energy Transfer LP	6.550%	12/1/2033	315	347
	Energy Transfer LP	5.550%	5/15/2034	405	418
	Energy Transfer LP	5.600%	9/1/2034	160	166
	Energy Transfer LP	5.700%	4/1/2035	225	234
	Energy Transfer LP	6.625%	10/15/2036	535	585
[1]	Energy Transfer LP	5.800%	6/15/2038	536	550
	Energy Transfer LP	7.500%	7/1/2038	25	29
	Energy Transfer LP	5.950%	10/1/2043	214	211

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	5.300%	4/1/2044	200	183
	Energy Transfer LP	5.150%	3/15/2045	215	192
	Energy Transfer LP	6.125%	12/15/2045	225	225
	Energy Transfer LP	5.300%	4/15/2047	200	180
	Energy Transfer LP	5.400%	10/1/2047	245	223
	Energy Transfer LP	6.000%	6/15/2048	690	677
	Energy Transfer LP	5.950%	5/15/2054	740	714
	Energy Transfer LP	6.200%	4/1/2055	245	245
	Eni USA Inc.	7.300%	11/15/2027	200	212
	Enterprise Products Operating LLC	4.300%	6/20/2028	335	338
	Enterprise Products Operating LLC	3.125%	7/31/2029	225	218
	Enterprise Products Operating LLC	4.600%	1/15/2031	755	766
	Enterprise Products Operating LLC	4.850%	1/31/2034	660	672
	Enterprise Products Operating LLC	5.200%	1/15/2036	405	416
	Enterprise Products Operating LLC	7.550%	4/15/2038	595	724
	Enterprise Products Operating LLC	6.125%	10/15/2039	50	55
	Enterprise Products Operating LLC	6.450%	9/1/2040	155	174
	Enterprise Products Operating LLC	5.700%	2/15/2042	200	205
	Enterprise Products Operating LLC	4.850%	8/15/2042	75	70
	Enterprise Products Operating LLC	4.250%	2/15/2048	320	268
	Enterprise Products Operating LLC	4.800%	2/1/2049	110	99
	Enterprise Products Operating LLC	4.200%	1/31/2050	200	164
	Enterprise Products Operating LLC	3.200%	2/15/2052	775	525
	Enterprise Products Operating LLC	3.300%	2/15/2053	475	325
	Enterprise Products Operating LLC	4.950%	10/15/2054	175	158
	Enterprise Products Operating LLC	3.950%	1/31/2060	70	52
[1]	Enterprise Products Operating LLC	5.250%	8/16/2077	705	704
	EOG Resources Inc.	4.400%	7/15/2028	75	76
	EOG Resources Inc.	4.400%	1/15/2031	150	151
	EOG Resources Inc.	5.000%	7/15/2032	175	180
	EOG Resources Inc.	5.350%	1/15/2036	375	389
	EOG Resources Inc.	4.950%	4/15/2050	420	382
	EOG Resources Inc.	5.950%	7/15/2055	110	115
	EQT Corp.	5.700%	4/1/2028	175	181
	EQT Corp.	5.000%	1/15/2029	398	403
	EQT Corp.	7.000%	2/1/2030	200	217
	EQT Corp.	4.750%	1/15/2031	350	352
	EQT Corp.	5.750%	2/1/2034	118	124
	Expand Energy Corp.	4.750%	2/1/2032	775	767
	Exxon Mobil Corp.	2.440%	8/16/2029	420	402
	Exxon Mobil Corp.	2.610%	10/15/2030	1,005	944
	Exxon Mobil Corp.	2.995%	8/16/2039	80	65
	Exxon Mobil Corp.	3.567%	3/6/2045	70	56
	Exxon Mobil Corp.	4.114%	3/1/2046	573	488
	Exxon Mobil Corp.	3.452%	4/15/2051	1,298	954
	Halliburton Co.	4.850%	11/15/2035	365	363
	Halliburton Co.	4.750%	8/1/2043	730	652
	Halliburton Co.	5.000%	11/15/2045	203	185
	Helmerich & Payne Inc.	4.850%	12/1/2029	375	376
	Helmerich & Payne Inc.	2.900%	9/29/2031	430	384
	Hess Corp.	4.300%	4/1/2027	557	559
	Hess Corp.	6.000%	1/15/2040	285	312
	Hess Corp.	5.600%	2/15/2041	450	471
	HF Sinclair Corp.	4.500%	10/1/2030	570	564
	HF Sinclair Corp.	5.500%	9/1/2032	61	62
[1]	Kinder Morgan Energy Partners LP	6.950%	1/15/2038	240	273
	Kinder Morgan Energy Partners LP	6.550%	9/15/2040	366	401
	Kinder Morgan Energy Partners LP	7.500%	11/15/2040	70	84
	Kinder Morgan Energy Partners LP	5.625%	9/1/2041	265	265
	Kinder Morgan Energy Partners LP	4.700%	11/1/2042	35	31
	Kinder Morgan Energy Partners LP	5.000%	3/1/2043	354	326
	Kinder Morgan Energy Partners LP	5.500%	3/1/2044	255	248
	Kinder Morgan Energy Partners LP	5.400%	9/1/2044	225	216
	Kinder Morgan Inc.	5.000%	2/1/2029	760	779
	Kinder Morgan Inc.	5.100%	8/1/2029	800	824
	Kinder Morgan Inc.	5.150%	6/1/2030	140	145
	Kinder Morgan Inc.	5.850%	6/1/2035	660	700
	Kinder Morgan Inc.	5.550%	6/1/2045	230	225
	Kinder Morgan Inc.	5.200%	3/1/2048	301	279
	Kinder Morgan Inc.	3.250%	8/1/2050	333	222

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kinder Morgan Inc.	3.600%	2/15/2051	325	231
	Marathon Petroleum Corp.	3.800%	4/1/2028	515	512
	Marathon Petroleum Corp.	5.000%	9/15/2054	595	507
	MPLX LP	2.650%	8/15/2030	1,655	1,533
	MPLX LP	5.000%	3/1/2033	355	358
	MPLX LP	5.500%	6/1/2034	250	257
	MPLX LP	5.400%	4/1/2035	300	304
	MPLX LP	5.400%	9/15/2035	945	957
	MPLX LP	4.700%	4/15/2048	200	168
	MPLX LP	4.950%	3/14/2052	290	247
	MPLX LP	5.650%	3/1/2053	75	70
	MPLX LP	5.950%	4/1/2055	250	245
	MPLX LP	6.200%	9/15/2055	200	202
	MPLX LP	4.900%	4/15/2058	200	166
	Occidental Petroleum Corp.	5.000%	8/1/2027	785	799
	Occidental Petroleum Corp.	5.200%	8/1/2029	321	329
	Occidental Petroleum Corp.	6.625%	9/1/2030	100	108
	Occidental Petroleum Corp.	5.550%	10/1/2034	915	933
	Occidental Petroleum Corp.	6.600%	3/15/2046	591	616
	Occidental Petroleum Corp.	6.050%	10/1/2054	250	243
	ONEOK Inc.	4.250%	9/24/2027	1,300	1,303
	ONEOK Inc.	4.400%	10/15/2029	325	326
	ONEOK Inc.	5.800%	11/1/2030	430	454
	ONEOK Inc.	6.350%	1/15/2031	280	301
	ONEOK Inc.	4.750%	10/15/2031	200	201
	ONEOK Inc.	4.950%	10/15/2032	99	100
	ONEOK Inc.	6.100%	11/15/2032	200	215
	ONEOK Inc.	6.050%	9/1/2033	350	374
	ONEOK Inc.	5.050%	11/1/2034	190	189
	ONEOK Inc.	6.000%	6/15/2035	300	316
	ONEOK Inc.	5.400%	10/15/2035	200	203
	ONEOK Inc.	5.150%	10/15/2043	35	32
	ONEOK Inc.	5.600%	4/1/2044	237	225
	ONEOK Inc.	4.950%	7/13/2047	200	177
	ONEOK Inc.	4.450%	9/1/2049	200	163
	ONEOK Inc.	4.500%	3/15/2050	405	333
	ONEOK Inc.	6.625%	9/1/2053	145	153
	ONEOK Inc.	6.250%	10/15/2055	250	254
	ONEOK Inc.	5.850%	11/1/2064	395	378
	ONEOK Partners LP	6.850%	10/15/2037	385	427
	ONEOK Partners LP	6.125%	2/1/2041	295	305
	ONEOK Partners LP	6.200%	9/15/2043	242	249
	Ovintiv Inc.	6.500%	8/15/2034	295	316
	Ovintiv Inc.	7.100%	7/15/2053	245	263
	Phillips 66	4.650%	11/15/2034	105	103
	Phillips 66	5.875%	5/1/2042	950	964
	Phillips 66	4.875%	11/15/2044	310	276
	Phillips 66 Co.	4.950%	12/1/2027	675	687
	Phillips 66 Co.	5.300%	6/30/2033	200	207
	Phillips 66 Co.	5.650%	6/15/2054	20	19
	Phillips 66 Co.	5.500%	3/15/2055	165	154
[1]	Phillips 66 Co.	5.875%	3/15/2056	225	222
[1]	Phillips 66 Co.	6.200%	3/15/2056	268	268
	Pioneer Natural Resources Co.	1.900%	8/15/2030	570	516
	Pioneer Natural Resources Co.	2.150%	1/15/2031	60	55
	Plains All American Pipeline LP	3.800%	9/15/2030	1,060	1,028
	Plains All American Pipeline LP	4.700%	1/15/2031	153	154
	Plains All American Pipeline LP	5.600%	1/15/2036	182	185
	Plains All American Pipeline LP	5.150%	6/1/2042	500	458
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	382	383
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	750	755
	Shell Finance US Inc.	4.125%	11/6/2030	192	193
	Shell Finance US Inc.	4.750%	1/6/2036	600	605
[1]	Shell Finance US Inc.	4.550%	8/12/2043	280	254
[1]	Shell Finance US Inc.	4.375%	5/11/2045	250	219
[1]	Shell Finance US Inc.	4.000%	5/10/2046	95	78
[1]	Shell Finance US Inc.	3.750%	9/12/2046	200	159
[1]	Shell Finance US Inc.	3.250%	4/6/2050	200	141
	Shell International Finance BV	3.875%	11/13/2028	905	906
	Shell International Finance BV	2.375%	11/7/2029	45	42

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Shell International Finance BV	2.750%	4/6/2030	30	29
	Shell International Finance BV	4.125%	5/11/2035	80	80
	Shell International Finance BV	6.375%	12/15/2038	606	678
	Shell International Finance BV	5.500%	3/25/2040	290	302
	Shell International Finance BV	3.625%	8/21/2042	795	650
	Shell International Finance BV	3.000%	11/26/2051	365	243
	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/2034	375	379
	Spectra Energy Partners LP	4.500%	3/15/2045	360	310
	Suncor Energy Inc.	5.950%	12/1/2034	221	235
	Suncor Energy Inc.	6.800%	5/15/2038	495	549
	Targa Resources Corp.	5.200%	7/1/2027	540	548
	Targa Resources Corp.	4.350%	1/15/2029	132	132
	Targa Resources Corp.	4.900%	9/15/2030	100	102
	Targa Resources Corp.	4.200%	2/1/2033	200	192
	Targa Resources Corp.	6.500%	3/30/2034	175	192
	Targa Resources Corp.	5.500%	2/15/2035	200	205
	Targa Resources Corp.	5.650%	2/15/2036	75	77
	Targa Resources Corp.	5.400%	7/30/2036	300	303
	Targa Resources Corp.	6.500%	2/15/2053	645	681
	Targa Resources Partners LP	4.000%	1/15/2032	157	150
	TotalEnergies Capital International SA	3.455%	2/19/2029	450	443
	TotalEnergies Capital International SA	2.986%	6/29/2041	1,360	1,039
	TotalEnergies Capital SA	3.883%	10/11/2028	315	316
	TotalEnergies Capital SA	5.150%	4/5/2034	200	209
	TotalEnergies Capital SA	4.724%	9/10/2034	390	396
	TotalEnergies Capital SA	5.488%	4/5/2054	890	878
	TotalEnergies Capital SA	5.638%	4/5/2064	310	308
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	630	632
	TransCanada PipeLines Ltd.	4.625%	3/1/2034	405	397
	TransCanada PipeLines Ltd.	7.625%	1/15/2039	725	872
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	920	919
[2]	Transcontinental Gas Pipe Line Co. LLC	5.100%	3/15/2036	145	147
[2]	Transcontinental Gas Pipe Line Co. LLC	5.750%	3/15/2056	167	169
	Valero Energy Corp.	4.350%	6/1/2028	660	664
	Valero Energy Corp.	5.150%	2/15/2030	400	413
	Valero Energy Corp.	2.800%	12/1/2031	200	183
	Valero Energy Corp.	7.500%	4/15/2032	200	231
	Valero Energy Corp.	6.625%	6/15/2037	305	340
	Valero Energy Corp.	4.900%	3/15/2045	205	185
	Viper Energy Partners LLC	4.900%	8/1/2030	230	233
	Viper Energy Partners LLC	5.700%	8/1/2035	125	128
	Western Midstream Operating LP	6.150%	4/1/2033	200	212
	Western Midstream Operating LP	5.450%	4/1/2044	285	261
	Western Midstream Operating LP	5.250%	2/1/2050	495	429
	Williams Cos. Inc.	4.900%	3/15/2029	55	56
	Williams Cos. Inc.	4.625%	6/30/2030	100	101
[1]	Williams Cos. Inc.	7.500%	1/15/2031	887	1,005
	Williams Cos. Inc.	4.650%	8/15/2032	200	201
	Williams Cos. Inc.	5.650%	3/15/2033	200	211
	Williams Cos. Inc.	5.150%	3/15/2034	200	204
	Williams Cos. Inc.	5.600%	3/15/2035	620	648
	Williams Cos. Inc.	5.300%	9/30/2035	215	220
	Williams Cos. Inc.	4.900%	1/15/2045	400	364
	Williams Cos. Inc.	3.500%	10/15/2051	830	587
	Woodside Finance Ltd.	4.900%	5/19/2028	650	660
	Woodside Finance Ltd.	5.400%	5/19/2030	418	431
	Woodside Finance Ltd.	5.700%	5/19/2032	100	104
	Woodside Finance Ltd.	5.100%	9/12/2034	80	80
	Woodside Finance Ltd.	6.000%	5/19/2035	257	270
	Woodside Finance Ltd.	5.700%	9/12/2054	100	96
					106,709
Financials (28.4%)
	AerCap Ireland Capital DAC	6.100%	1/15/2027	250	255
	AerCap Ireland Capital DAC	6.450%	4/15/2027	665	684
	AerCap Ireland Capital DAC	3.875%	1/23/2028	210	209
	AerCap Ireland Capital DAC	4.875%	4/1/2028	680	691
	AerCap Ireland Capital DAC	5.750%	6/6/2028	200	207
	AerCap Ireland Capital DAC	3.000%	10/29/2028	480	465
	AerCap Ireland Capital DAC	5.100%	1/19/2029	200	205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AerCap Ireland Capital DAC	4.625%	9/10/2029	280	283
	AerCap Ireland Capital DAC	4.375%	11/15/2030	150	150
	AerCap Ireland Capital DAC	3.300%	1/30/2032	750	695
	AerCap Ireland Capital DAC	3.400%	10/29/2033	250	227
	AerCap Ireland Capital DAC	4.950%	9/10/2034	315	315
	AerCap Ireland Capital DAC	5.000%	11/15/2035	103	102
	AerCap Ireland Capital DAC	3.850%	10/29/2041	415	342
	AerCap Ireland Capital DAC	6.500%	1/31/2056	150	154
	Affiliated Managers Group Inc.	5.500%	8/20/2034	100	103
	Aflac Inc.	4.000%	10/15/2046	360	293
	Aflac Inc.	4.750%	1/15/2049	228	204
	Air Lease Corp.	3.625%	12/1/2027	400	394
	Air Lease Corp.	4.625%	10/1/2028	465	467
[1]	Air Lease Corp.	3.000%	2/1/2030	450	421
[1]	Air Lease Corp.	2.875%	1/15/2032	200	180
	Allstate Corp.	5.350%	6/1/2033	200	209
	Allstate Corp.	5.550%	5/9/2035	565	596
[1]	Allstate Corp.	6.500%	5/15/2057	423	445
	Ally Financial Inc.	7.100%	11/15/2027	550	576
	Ally Financial Inc.	5.737%	5/15/2029	309	316
	Ally Financial Inc.	6.992%	6/13/2029	250	263
[1]	Ally Financial Inc.	8.000%	11/1/2031	367	418
	Ally Financial Inc.	6.184%	7/26/2035	295	305
	American Express Co.	2.550%	3/4/2027	375	369
	American Express Co.	3.300%	5/3/2027	225	223
	American Express Co.	5.850%	11/5/2027	275	285
	American Express Co.	5.098%	2/16/2028	200	203
	American Express Co.	5.043%	7/26/2028	200	203
	American Express Co.	4.731%	4/25/2029	235	239
	American Express Co.	4.050%	5/3/2029	163	164
	American Express Co.	4.351%	7/20/2029	325	328
	American Express Co.	5.282%	7/27/2029	550	568
	American Express Co.	5.532%	4/25/2030	200	209
	American Express Co.	5.085%	1/30/2031	390	403
	American Express Co.	5.016%	4/25/2031	330	341
	American Express Co.	4.989%	5/26/2033	160	164
	American Express Co.	4.918%	7/20/2033	270	277
	American Express Co.	4.420%	8/3/2033	364	363
	American Express Co.	5.043%	5/1/2034	218	225
	American Express Co.	5.625%	7/28/2034	145	152
	American Express Co.	5.284%	7/26/2035	50	52
	American Express Co.	5.442%	1/30/2036	500	523
	American Express Co.	5.667%	4/25/2036	505	536
	American Express Co.	4.804%	10/24/2036	400	398
[1]	American Express Credit Corp.	3.300%	5/3/2027	200	199
	American Financial Group Inc.	5.000%	9/23/2035	129	127
	American International Group Inc.	5.125%	3/27/2033	200	207
	American International Group Inc.	4.500%	7/16/2044	120	107
	American International Group Inc.	4.750%	4/1/2048	190	171
	American International Group Inc.	4.375%	6/30/2050	375	317
	American National Group Inc.	5.000%	6/15/2027	1,355	1,364
	American National Group Inc.	6.000%	7/15/2035	100	101
	Ameriprise Financial Inc.	5.700%	12/15/2028	270	283
	Ameriprise Financial Inc.	4.500%	5/13/2032	200	202
	Ameriprise Financial Inc.	5.200%	4/15/2035	200	205
[1]	Aon Corp.	8.205%	1/1/2027	352	366
	Aon Corp.	3.750%	5/2/2029	315	311
	Aon Corp.	2.600%	12/2/2031	508	460
	Aon Corp.	5.000%	9/12/2032	270	278
	Aon Global Ltd.	4.600%	6/14/2044	810	717
	Aon North America Inc.	5.125%	3/1/2027	535	542
	Aon North America Inc.	5.300%	3/1/2031	459	479
	Aon North America Inc.	5.750%	3/1/2054	241	244
[2]	Apollo Debt Solutions BDC	5.875%	8/30/2030	90	91
[2]	Apollo Debt Solutions BDC	6.550%	3/15/2032	310	322
	Apollo Global Management Inc.	5.150%	8/12/2035	271	272
	Apollo Global Management Inc.	5.800%	5/21/2054	436	432
	Arch Capital Group Ltd.	3.635%	6/30/2050	365	276
	Ares Capital Corp.	2.875%	6/15/2028	458	437
	Ares Capital Corp.	5.500%	9/1/2030	230	232

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ares Capital Corp.	5.100%	1/15/2031	175	173
	Ares Capital Corp.	5.800%	3/8/2032	373	377
	Ares Management Corp.	6.375%	11/10/2028	465	492
	Ares Management Corp.	5.600%	10/11/2054	110	104
[2]	Ares Strategic Income Fund	5.450%	9/9/2028	50	50
[2]	Ares Strategic Income Fund	4.850%	1/15/2029	200	197
	Ares Strategic Income Fund	6.350%	8/15/2029	220	227
[2]	Ares Strategic Income Fund	5.800%	9/9/2030	200	202
[2]	Ares Strategic Income Fund	5.150%	1/15/2031	95	93
	Ares Strategic Income Fund	6.200%	3/21/2032	135	138
	Arthur J Gallagher & Co.	4.600%	12/15/2027	200	202
	Arthur J Gallagher & Co.	4.850%	12/15/2029	200	205
	Arthur J Gallagher & Co.	2.400%	11/9/2031	200	179
	Arthur J Gallagher & Co.	5.000%	2/15/2032	200	205
	Arthur J Gallagher & Co.	6.500%	2/15/2034	200	222
	Arthur J Gallagher & Co.	5.150%	2/15/2035	305	310
	Arthur J Gallagher & Co.	3.500%	5/20/2051	200	142
	Arthur J Gallagher & Co.	5.750%	3/2/2053	585	582
	Assurant Inc.	5.550%	2/15/2036	25	25
	Athene Holding Ltd.	5.875%	1/15/2034	650	675
	Athene Holding Ltd.	3.450%	5/15/2052	182	118
	Athene Holding Ltd.	6.625%	10/15/2054	125	122
	Athene Holding Ltd.	6.625%	5/19/2055	390	404
	Athene Holding Ltd.	6.875%	6/28/2055	110	108
[1]	Australia & New Zealand Banking Group Ltd.	4.750%	1/18/2027	200	202
	Australia & New Zealand Banking Group Ltd.	3.919%	9/30/2027	115	115
	Australia & New Zealand Banking Group Ltd.	4.362%	6/18/2028	330	334
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/2029	250	256
	AXA SA	8.600%	12/15/2030	225	266
	Bain Capital Specialty Finance Inc.	5.950%	3/15/2030	265	265
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/2028	490	507
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	200	235
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	495	530
	Banco Santander SA	4.250%	4/11/2027	225	225
	Banco Santander SA	3.800%	2/23/2028	790	784
	Banco Santander SA	5.552%	3/14/2028	200	203
	Banco Santander SA	4.175%	3/24/2028	225	225
	Banco Santander SA	4.379%	4/12/2028	510	512
	Banco Santander SA	5.588%	8/8/2028	600	623
	Banco Santander SA	6.607%	11/7/2028	225	241
	Banco Santander SA	3.306%	6/27/2029	110	107
	Banco Santander SA	5.565%	1/17/2030	265	277
	Banco Santander SA	5.538%	3/14/2030	200	207
	Banco Santander SA	3.490%	5/28/2030	200	193
	Banco Santander SA	2.749%	12/3/2030	880	804
	Banco Santander SA	2.958%	3/25/2031	200	186
	Banco Santander SA	5.439%	7/15/2031	200	211
	Banco Santander SA	3.225%	11/22/2032	200	183
	Banco Santander SA	6.921%	8/8/2033	300	335
	Banco Santander SA	6.938%	11/7/2033	200	230
	Banco Santander SA	6.033%	1/17/2035	30	32
[1]	Bank of America Corp.	3.705%	4/24/2028	405	403
	Bank of America Corp.	4.376%	4/27/2028	250	251
[1]	Bank of America Corp.	3.593%	7/21/2028	225	223
[1]	Bank of America Corp.	4.948%	7/22/2028	870	882
	Bank of America Corp.	6.204%	11/10/2028	810	842
[1]	Bank of America Corp.	3.419%	12/20/2028	424	419
[3]	Bank of America Corp.	4.979%	1/24/2029	2,725	2,777
[1]	Bank of America Corp.	3.970%	3/5/2029	200	200
	Bank of America Corp.	4.623%	5/9/2029	615	624
[1]	Bank of America Corp.	2.087%	6/14/2029	950	905
[1]	Bank of America Corp.	4.271%	7/23/2029	225	226
	Bank of America Corp.	5.819%	9/15/2029	582	608
[1]	Bank of America Corp.	2.884%	10/22/2030	1,345	1,283
	Bank of America Corp.	5.162%	1/24/2031	825	856
[1]	Bank of America Corp.	2.496%	2/13/2031	35	33
[1]	Bank of America Corp.	1.898%	7/23/2031	1,170	1,055
[1]	Bank of America Corp.	1.922%	10/24/2031	1,230	1,102
[1]	Bank of America Corp.	2.651%	3/11/2032	990	913
	Bank of America Corp.	2.687%	4/22/2032	1,500	1,382

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	2.572%	10/20/2032	210	191
[1]	Bank of America Corp.	2.972%	2/4/2033	770	708
	Bank of America Corp.	4.571%	4/27/2033	725	728
[1]	Bank of America Corp.	5.015%	7/22/2033	726	747
	Bank of America Corp.	5.288%	4/25/2034	200	208
	Bank of America Corp.	5.468%	1/23/2035	360	379
	Bank of America Corp.	5.518%	10/25/2035	330	341
	Bank of America Corp.	5.511%	1/24/2036	1,600	1,687
	Bank of America Corp.	5.464%	5/9/2036	525	553
	Bank of America Corp.	2.482%	9/21/2036	960	845
	Bank of America Corp.	3.846%	3/8/2037	850	804
	Bank of America Corp.	7.750%	5/14/2038	635	780
[1]	Bank of America Corp.	2.676%	6/19/2041	845	636
[1]	Bank of America Corp.	5.875%	2/7/2042	550	594
	Bank of America Corp.	3.311%	4/22/2042	485	388
[1]	Bank of America Corp.	5.000%	1/21/2044	389	383
[1]	Bank of America Corp.	4.875%	4/1/2044	265	256
[1]	Bank of America Corp.	4.750%	4/21/2045	925	844
[1]	Bank of America Corp.	3.946%	1/23/2049	1,225	998
[1]	Bank of America Corp.	4.083%	3/20/2051	440	363
[1]	Bank of America Corp.	2.831%	10/24/2051	759	494
	Bank of America Corp.	2.972%	7/21/2052	1,505	1,012
[1]	Bank of America NA	6.000%	10/15/2036	297	326
	Bank of Montreal	5.266%	12/11/2026	310	314
	Bank of Montreal	4.062%	9/22/2028	500	500
	Bank of Montreal	5.717%	9/25/2028	200	209
	Bank of Montreal	4.640%	9/10/2030	200	203
[1]	Bank of Montreal	3.803%	12/15/2032	200	197
	Bank of Montreal	3.088%	1/10/2037	265	238
[1]	Bank of New York Mellon Corp.	2.050%	1/26/2027	200	196
[1]	Bank of New York Mellon Corp.	3.250%	5/16/2027	275	273
[1]	Bank of New York Mellon Corp.	3.400%	1/29/2028	200	198
[1]	Bank of New York Mellon Corp.	3.850%	4/28/2028	375	376
	Bank of New York Mellon Corp.	4.441%	6/9/2028	281	283
[1]	Bank of New York Mellon Corp.	3.992%	6/13/2028	200	200
[1]	Bank of New York Mellon Corp.	1.650%	7/14/2028	340	322
	Bank of New York Mellon Corp.	4.890%	7/21/2028	85	86
[1]	Bank of New York Mellon Corp.	5.802%	10/25/2028	350	362
[1]	Bank of New York Mellon Corp.	3.000%	10/30/2028	271	264
[1]	Bank of New York Mellon Corp.	1.900%	1/25/2029	325	306
	Bank of New York Mellon Corp.	4.729%	4/20/2029	250	254
[1]	Bank of New York Mellon Corp.	3.300%	8/23/2029	129	125
	Bank of New York Mellon Corp.	4.942%	2/11/2031	145	149
	Bank of New York Mellon Corp.	5.060%	7/22/2032	400	415
[1]	Bank of New York Mellon Corp.	5.834%	10/25/2033	393	425
	Bank of New York Mellon Corp.	4.706%	2/1/2034	200	202
[1]	Bank of New York Mellon Corp.	4.967%	4/26/2034	200	205
[1]	Bank of New York Mellon Corp.	6.474%	10/25/2034	200	224
[1]	Bank of New York Mellon Corp.	5.188%	3/14/2035	155	161
	Bank of New York Mellon Corp.	5.225%	11/20/2035	25	26
	Bank of New York Mellon Corp.	5.316%	6/6/2036	255	266
	Bank of New York Mellon Corp.	5.606%	7/21/2039	95	100
	Bank of Nova Scotia	2.700%	8/3/2026	100	99
[1]	Bank of Nova Scotia	5.400%	6/4/2027	975	996
	Bank of Nova Scotia	5.250%	6/12/2028	70	72
	Bank of Nova Scotia	4.404%	9/8/2028	365	367
	Bank of Nova Scotia	4.850%	2/1/2030	550	564
	Bank of Nova Scotia	2.150%	8/1/2031	40	36
	Bank of Nova Scotia	2.450%	2/2/2032	450	403
	Bank of Nova Scotia	5.650%	2/1/2034	250	267
	Bank of Nova Scotia	4.588%	5/4/2037	300	293
	Barclays plc	4.337%	1/10/2028	885	887
	Barclays plc	5.674%	3/12/2028	225	229
	Barclays plc	4.836%	5/9/2028	840	845
	Barclays plc	5.501%	8/9/2028	230	235
	Barclays plc	7.385%	11/2/2028	465	492
[1]	Barclays plc	4.972%	5/16/2029	510	519
	Barclays plc	6.490%	9/13/2029	200	212
	Barclays plc	4.476%	11/11/2029	400	402
	Barclays plc	5.690%	3/12/2030	310	323

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Barclays plc	5.088%	6/20/2030	275	280
	Barclays plc	4.942%	9/10/2030	250	255
	Barclays plc	2.645%	6/24/2031	200	185
	Barclays plc	2.667%	3/10/2032	700	639
	Barclays plc	2.894%	11/24/2032	240	218
	Barclays plc	7.437%	11/2/2033	450	518
	Barclays plc	6.224%	5/9/2034	250	271
	Barclays plc	7.119%	6/27/2034	140	157
	Barclays plc	6.692%	9/13/2034	425	473
	Barclays plc	5.335%	9/10/2035	200	204
	Barclays plc	5.785%	2/25/2036	510	539
	Barclays plc	3.811%	3/10/2042	295	237
	Barclays plc	3.330%	11/24/2042	535	417
	Barclays plc	5.250%	8/17/2045	625	606
	Barclays plc	5.860%	8/11/2046	77	80
	Barclays plc	6.036%	3/12/2055	255	271
[2]	Barings Private Credit Corp.	6.150%	6/11/2030	125	124
	Berkshire Hathaway Finance Corp.	2.875%	3/15/2032	75	70
	Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	664	567
	Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	590	508
	Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	1,335	1,052
	BGC Group Inc.	6.600%	6/10/2029	235	245
	BGC Group Inc.	6.150%	4/2/2030	80	82
	BlackRock Funding Inc.	4.600%	7/26/2027	660	668
	BlackRock Funding Inc.	5.250%	3/14/2054	435	425
	BlackRock Funding Inc.	5.350%	1/8/2055	285	283
	Blackrock Inc.	3.200%	3/15/2027	757	752
	Blackrock Inc.	2.100%	2/25/2032	200	177
	Blackrock Inc.	4.750%	5/25/2033	583	598
	Blackstone Private Credit Fund	5.050%	9/10/2030	500	493
	Blackstone Private Credit Fund	6.000%	1/29/2032	530	542
	Blackstone Reg Finance Co. LLC	4.300%	11/3/2030	97	97
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	185	186
	Blackstone Secured Lending Fund	2.125%	2/15/2027	200	194
	Blackstone Secured Lending Fund	2.850%	9/30/2028	240	227
	Blackstone Secured Lending Fund	5.125%	1/31/2031	300	297
	Blue Owl Capital Corp.	2.625%	1/15/2027	200	195
	Blue Owl Capital Corp.	2.875%	6/11/2028	25	24
	Blue Owl Capital Corp.	5.950%	3/15/2029	400	405
	Blue Owl Capital Corp.	6.200%	7/15/2030	50	51
[1]	Blue Owl Credit Income Corp.	4.700%	2/8/2027	200	199
	Blue Owl Credit Income Corp.	7.950%	6/13/2028	625	662
	Blue Owl Credit Income Corp.	5.800%	3/15/2030	325	324
	Blue Owl Credit Income Corp.	6.650%	3/15/2031	35	36
	Blue Owl Finance LLC	3.125%	6/10/2031	545	495
	Blue Owl Finance LLC	6.250%	4/18/2034	100	103
[1]	BPCE SA	3.375%	12/2/2026	200	199
	Brighthouse Financial Inc.	3.850%	12/22/2051	265	165
	Brookfield Asset Management Ltd.	5.795%	4/24/2035	300	315
	Brookfield Finance I UK plc	2.340%	1/30/2032	285	250
	Brookfield Finance Inc.	3.900%	1/25/2028	690	688
	Brookfield Finance Inc.	2.724%	4/15/2031	430	394
	Brookfield Finance Inc.	6.350%	1/5/2034	200	217
	Brookfield Finance Inc.	3.625%	2/15/2052	230	164
	Brookfield Finance LLC	3.450%	4/15/2050	580	403
	Brown & Brown Inc.	4.600%	12/23/2026	135	136
	Brown & Brown Inc.	4.700%	6/23/2028	290	293
	Brown & Brown Inc.	4.500%	3/15/2029	310	311
	Brown & Brown Inc.	4.900%	6/23/2030	175	177
	Brown & Brown Inc.	2.375%	3/15/2031	175	157
	Brown & Brown Inc.	5.250%	6/23/2032	210	215
	Brown & Brown Inc.	5.650%	6/11/2034	200	208
	Brown & Brown Inc.	5.550%	6/23/2035	370	380
	Brown & Brown Inc.	6.250%	6/23/2055	175	183
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	265	270
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	560	569
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	265	275
	Canadian Imperial Bank of Commerce	4.580%	9/8/2031	300	303
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	305	333
	Capital One Financial Corp.	4.927%	5/10/2028	160	162

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	5.468%	2/1/2029	745	764
	Capital One Financial Corp.	6.312%	6/8/2029	200	210
	Capital One Financial Corp.	5.700%	2/1/2030	200	208
	Capital One Financial Corp.	5.463%	7/26/2030	200	207
	Capital One Financial Corp.	4.493%	9/11/2031	200	200
[1]	Capital One Financial Corp.	7.624%	10/30/2031	735	832
	Capital One Financial Corp.	2.618%	11/2/2032	175	157
	Capital One Financial Corp.	5.268%	5/10/2033	200	205
	Capital One Financial Corp.	6.377%	6/8/2034	250	272
	Capital One Financial Corp.	7.964%	11/2/2034	300	355
	Capital One Financial Corp.	6.051%	2/1/2035	595	635
	Capital One Financial Corp.	5.884%	7/26/2035	225	238
	Capital One Financial Corp.	6.183%	1/30/2036	405	425
	Capital One Financial Corp.	5.197%	9/11/2036	200	200
[1]	Capital One NA	2.700%	2/6/2030	200	188
	Carlyle Secured Lending Inc.	5.750%	2/15/2031	200	197
	Charles Schwab Corp.	2.450%	3/3/2027	555	545
	Charles Schwab Corp.	4.000%	2/1/2029	200	201
	Charles Schwab Corp.	5.643%	5/19/2029	200	208
	Charles Schwab Corp.	2.750%	10/1/2029	321	306
	Charles Schwab Corp.	6.196%	11/17/2029	228	242
	Charles Schwab Corp.	1.650%	3/11/2031	226	199
	Charles Schwab Corp.	2.300%	5/13/2031	30	27
	Charles Schwab Corp.	1.950%	12/1/2031	755	662
	Charles Schwab Corp.	2.900%	3/3/2032	255	234
	Charles Schwab Corp.	5.853%	5/19/2034	225	242
	Charles Schwab Corp.	4.914%	11/14/2036	300	301
[1]	Chubb Corp.	6.500%	5/15/2038	30	34
	Chubb INA Holdings LLC	4.650%	8/15/2029	31	32
	Chubb INA Holdings LLC	5.000%	3/15/2034	555	571
	Chubb INA Holdings LLC	4.900%	8/15/2035	210	212
	Chubb INA Holdings LLC	4.150%	3/13/2043	200	175
	Chubb INA Holdings LLC	4.350%	11/3/2045	95	84
	Chubb INA Holdings LLC	3.050%	12/15/2061	555	349
[1]	Cincinnati Financial Corp.	6.920%	5/15/2028	291	311
	Citibank NA	4.576%	5/29/2027	825	833
	Citibank NA	5.803%	9/29/2028	522	548
	Citibank NA	4.838%	8/6/2029	405	416
[1]	Citibank NA	4.914%	5/29/2030	320	330
[1]	Citibank NA	5.570%	4/30/2034	510	543
	Citigroup Inc.	4.450%	9/29/2027	900	904
[1]	Citigroup Inc.	3.887%	1/10/2028	1,505	1,501
[1]	Citigroup Inc.	3.070%	2/24/2028	225	222
	Citigroup Inc.	4.643%	5/7/2028	900	907
	Citigroup Inc.	4.125%	7/25/2028	265	265
	Citigroup Inc.	4.786%	3/4/2029	1,200	1,217
[1]	Citigroup Inc.	4.075%	4/23/2029	355	355
	Citigroup Inc.	5.174%	2/13/2030	350	360
[1]	Citigroup Inc.	3.980%	3/20/2030	970	963
	Citigroup Inc.	4.542%	9/19/2030	375	379
[1]	Citigroup Inc.	2.666%	1/29/2031	1,450	1,358
[1]	Citigroup Inc.	2.572%	6/3/2031	1,390	1,291
	Citigroup Inc.	4.503%	9/11/2031	445	448
	Citigroup Inc.	2.561%	5/1/2032	1,155	1,052
	Citigroup Inc.	2.520%	11/3/2032	306	275
	Citigroup Inc.	3.057%	1/25/2033	240	221
	Citigroup Inc.	3.785%	3/17/2033	200	191
	Citigroup Inc.	4.910%	5/24/2033	675	687
	Citigroup Inc.	6.000%	10/31/2033	650	703
	Citigroup Inc.	6.270%	11/17/2033	975	1,068
	Citigroup Inc.	5.592%	11/19/2034	225	232
	Citigroup Inc.	5.449%	6/11/2035	307	320
	Citigroup Inc.	6.020%	1/24/2036	175	185
	Citigroup Inc.	6.125%	8/25/2036	495	531
	Citigroup Inc.	5.174%	9/11/2036	1,221	1,246
	Citigroup Inc.	8.125%	7/15/2039	300	388
	Citigroup Inc.	5.411%	9/19/2039	885	894
[1]	Citigroup Inc.	5.316%	3/26/2041	425	431
	Citigroup Inc.	5.875%	1/30/2042	65	69
[1]	Citigroup Inc.	4.281%	4/24/2048	1,457	1,243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	4.650%	7/23/2048	915	823
	Citizens Financial Group Inc.	5.841%	1/23/2030	560	583
	Citizens Financial Group Inc.	2.638%	9/30/2032	230	198
	Citizens Financial Group Inc.	6.645%	4/25/2035	330	363
	Citizens Financial Group Inc.	5.641%	5/21/2037	150	153
	CME Group Inc.	3.750%	6/15/2028	275	275
	CME Group Inc.	4.400%	3/15/2030	65	66
	CME Group Inc.	5.300%	9/15/2043	335	340
	CNA Financial Corp.	2.050%	8/15/2030	200	180
	CNA Financial Corp.	5.200%	8/15/2035	150	152
	CNO Financial Group Inc.	5.250%	5/30/2029	242	247
	Comerica Bank	5.332%	8/25/2033	200	202
	Comerica Inc.	4.000%	2/1/2029	200	198
	Commonwealth Bank of Australia	4.423%	3/14/2028	230	233
[1]	Commonwealth Bank of Australia	4.150%	10/1/2030	550	553
	Cooperatieve Rabobank UA	4.494%	10/17/2029	200	204
	Cooperatieve Rabobank UA	5.250%	8/4/2045	1,025	983
	Corebridge Financial Inc.	3.850%	4/5/2029	35	34
	Corebridge Financial Inc.	6.050%	9/15/2033	245	261
	Corebridge Financial Inc.	4.400%	4/5/2052	315	257
	Corebridge Financial Inc.	6.875%	12/15/2052	641	654
	Deutsche Bank AG	5.371%	9/9/2027	220	225
	Deutsche Bank AG	2.552%	1/7/2028	295	289
	Deutsche Bank AG	5.706%	2/8/2028	576	585
[1]	Deutsche Bank AG	5.373%	1/10/2029	200	204
	Deutsche Bank AG	6.720%	1/18/2029	200	210
	Deutsche Bank AG	5.414%	5/10/2029	265	276
	Deutsche Bank AG	6.819%	11/20/2029	200	214
	Deutsche Bank AG	4.999%	9/11/2030	250	254
	Deutsche Bank AG	5.297%	5/9/2031	375	385
	Deutsche Bank AG	4.950%	8/4/2031	150	152
	Deutsche Bank AG	3.729%	1/14/2032	685	649
	Deutsche Bank AG	3.035%	5/28/2032	200	184
	Deutsche Bank AG	4.875%	12/1/2032	200	200
	Deutsche Bank AG	3.742%	1/7/2033	225	210
	Deutsche Bank AG	7.079%	2/10/2034	170	187
	Deutsche Bank AG	5.403%	9/11/2035	200	205
	Enstar Group Ltd.	3.100%	9/1/2031	342	308
	Equitable Holdings Inc.	4.350%	4/20/2028	234	235
	Equitable Holdings Inc.	5.594%	1/11/2033	95	99
	Equitable Holdings Inc.	5.000%	4/20/2048	360	327
	Everest Reinsurance Holdings Inc.	4.868%	6/1/2044	640	578
	F&G Annuities & Life Inc.	6.250%	10/4/2034	295	300
	Fairfax Financial Holdings Ltd.	3.375%	3/3/2031	1,550	1,460
	Fairfax Financial Holdings Ltd.	5.750%	5/20/2035	90	94
	Fairfax Financial Holdings Ltd.	6.500%	5/20/2055	85	92
	Fidelity National Financial Inc.	2.450%	3/15/2031	420	375
	Fifth Third Bancorp	3.950%	3/14/2028	603	602
	Fifth Third Bancorp	6.361%	10/27/2028	525	547
	Fifth Third Bancorp	4.895%	9/6/2030	20	20
	Fifth Third Bancorp	4.337%	4/25/2033	400	392
	Fifth Third Bancorp	8.250%	3/1/2038	200	248
[1]	Fifth Third Bank NA	2.250%	2/1/2027	235	230
	First Citizens BancShares Inc.	6.254%	3/12/2040	127	130
[1]	First Horizon Bank	5.750%	5/1/2030	50	52
	FNB Corp.	5.722%	12/11/2030	110	112
[2]	Franklin BSP Capital Corp.	6.000%	10/2/2030	55	54
	FS KKR Capital Corp.	3.125%	10/12/2028	325	301
	GATX Corp.	3.500%	6/1/2032	300	280
	GATX Corp.	4.900%	3/15/2033	260	262
	GATX Corp.	6.050%	3/15/2034	580	621
	GATX Corp.	5.500%	6/15/2035	83	86
	GATX Corp.	6.050%	6/5/2054	150	154
	Global Payments Inc.	4.950%	8/15/2027	430	434
	Global Payments Inc.	4.500%	11/15/2028	500	502
	Global Payments Inc.	4.875%	11/15/2030	527	529
	Global Payments Inc.	5.200%	11/15/2032	440	442
	Global Payments Inc.	5.550%	11/15/2035	368	368
	Global Payments Inc.	5.950%	8/15/2052	525	504
	Globe Life Inc.	4.800%	6/15/2032	200	201

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs BDC Inc.	6.375%	3/11/2027	370	378
	Goldman Sachs BDC Inc.	5.650%	9/9/2030	351	354
	Goldman Sachs Capital I	6.345%	2/15/2034	237	253
	Goldman Sachs Group Inc.	2.640%	2/24/2028	240	236
	Goldman Sachs Group Inc.	4.937%	4/23/2028	233	236
[1]	Goldman Sachs Group Inc.	3.691%	6/5/2028	370	368
	Goldman Sachs Group Inc.	4.482%	8/23/2028	200	201
[1]	Goldman Sachs Group Inc.	4.223%	5/1/2029	1,230	1,232
	Goldman Sachs Group Inc.	4.153%	10/21/2029	2,000	2,002
	Goldman Sachs Group Inc.	6.484%	10/24/2029	645	686
	Goldman Sachs Group Inc.	2.600%	2/7/2030	1,260	1,184
	Goldman Sachs Group Inc.	5.727%	4/25/2030	985	1,032
	Goldman Sachs Group Inc.	5.049%	7/23/2030	1,630	1,674
[1]	Goldman Sachs Group Inc.	5.207%	1/28/2031	260	269
	Goldman Sachs Group Inc.	5.218%	4/23/2031	361	374
[1]	Goldman Sachs Group Inc.	4.369%	10/21/2031	185	185
	Goldman Sachs Group Inc.	1.992%	1/27/2032	1,036	923
	Goldman Sachs Group Inc.	2.615%	4/22/2032	1,500	1,372
	Goldman Sachs Group Inc.	2.383%	7/21/2032	1,330	1,196
	Goldman Sachs Group Inc.	2.650%	10/21/2032	280	254
	Goldman Sachs Group Inc.	6.125%	2/15/2033	785	865
	Goldman Sachs Group Inc.	3.102%	2/24/2033	250	231
	Goldman Sachs Group Inc.	6.561%	10/24/2034	200	225
	Goldman Sachs Group Inc.	5.851%	4/25/2035	364	391
	Goldman Sachs Group Inc.	5.330%	7/23/2035	200	208
	Goldman Sachs Group Inc.	5.016%	10/23/2035	290	294
	Goldman Sachs Group Inc.	5.536%	1/28/2036	885	928
	Goldman Sachs Group Inc.	4.939%	10/21/2036	331	332
	Goldman Sachs Group Inc.	6.750%	10/1/2037	1,171	1,318
[1]	Goldman Sachs Group Inc.	4.017%	10/31/2038	210	191
	Goldman Sachs Group Inc.	6.250%	2/1/2041	369	407
	Goldman Sachs Group Inc.	3.210%	4/22/2042	325	253
	Goldman Sachs Group Inc.	3.436%	2/24/2043	975	772
[1]	Goldman Sachs Group Inc.	4.800%	7/8/2044	89	84
	Goldman Sachs Group Inc.	5.150%	5/22/2045	500	476
	Goldman Sachs Group Inc.	4.750%	10/21/2045	720	662
	Goldman Sachs Group Inc.	5.561%	11/19/2045	715	729
[2]	Goldman Sachs Private Credit Corp.	5.875%	5/6/2028	25	25
[2]	Goldman Sachs Private Credit Corp.	5.375%	1/31/2029	138	138
[2]	Goldman Sachs Private Credit Corp.	6.250%	5/6/2030	50	51
[2]	Goldman Sachs Private Credit Corp.	5.875%	1/31/2031	94	94
	Golub Capital BDC Inc.	2.050%	2/15/2027	210	203
	Golub Capital BDC Inc.	7.050%	12/5/2028	300	316
	Golub Capital Private Credit Fund	5.800%	9/12/2029	310	314
	HA Sustainable Infrastructure Capital Inc.	6.150%	1/15/2031	150	154
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	255	261
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/2035	120	125
	Hartford Insurance Group Inc.	6.100%	10/1/2041	430	466
	Hartford Insurance Group Inc.	3.600%	8/19/2049	225	170
	Hercules Capital Inc.	6.000%	6/16/2030	125	127
	Horace Mann Educators Corp.	4.700%	10/1/2030	156	156
[2]	HPS Corporate Lending Fund	5.300%	6/5/2027	50	50
[2]	HPS Corporate Lending Fund	4.900%	9/11/2028	155	154
	HPS Corporate Lending Fund	6.750%	1/30/2029	555	579
[2]	HPS Corporate Lending Fund	5.850%	6/5/2030	100	101
[2]	HPS Corporate Lending Fund	5.450%	11/15/2030	228	227
[1]	HSBC Bank USA NA	7.000%	1/15/2039	250	295
	HSBC Holdings plc	5.597%	5/17/2028	200	204
	HSBC Holdings plc	4.755%	6/9/2028	475	479
	HSBC Holdings plc	5.210%	8/11/2028	525	533
[1]	HSBC Holdings plc	2.013%	9/22/2028	695	669
	HSBC Holdings plc	7.390%	11/3/2028	850	900
	HSBC Holdings plc	5.130%	11/19/2028	320	326
	HSBC Holdings plc	6.161%	3/9/2029	600	625
[1]	HSBC Holdings plc	4.583%	6/19/2029	200	202
	HSBC Holdings plc	2.206%	8/17/2029	50	47
	HSBC Holdings plc	5.546%	3/4/2030	690	716
	HSBC Holdings plc	4.950%	3/31/2030	590	607
	HSBC Holdings plc	5.286%	11/19/2030	285	295
[1]	HSBC Holdings plc	2.848%	6/4/2031	30	28

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	HSBC Holdings plc	2.357%	8/18/2031	154	141
	HSBC Holdings plc	5.733%	5/17/2032	435	460
	HSBC Holdings plc	2.804%	5/24/2032	325	298
	HSBC Holdings plc	2.871%	11/22/2032	685	624
	HSBC Holdings plc	4.762%	3/29/2033	200	199
	HSBC Holdings plc	5.402%	8/11/2033	794	828
	HSBC Holdings plc	8.113%	11/3/2033	730	860
	HSBC Holdings plc	6.254%	3/9/2034	200	219
	HSBC Holdings plc	6.547%	6/20/2034	350	380
	HSBC Holdings plc	7.399%	11/13/2034	200	229
	HSBC Holdings plc	5.719%	3/4/2035	375	398
	HSBC Holdings plc	5.450%	3/3/2036	885	919
[1]	HSBC Holdings plc	6.500%	5/2/2036	200	217
	HSBC Holdings plc	5.790%	5/13/2036	600	637
	HSBC Holdings plc	5.741%	9/10/2036	200	206
	HSBC Holdings plc	5.133%	11/6/2036	328	331
	HSBC Holdings plc	6.500%	9/15/2037	225	249
[1]	HSBC Holdings plc	6.500%	9/15/2037	320	348
	HSBC Holdings plc	6.100%	1/14/2042	300	328
	HSBC Holdings plc	6.332%	3/9/2044	625	690
	HSBC Holdings plc	5.250%	3/14/2044	300	295
	HSBC USA Inc.	5.294%	3/4/2027	350	356
	HSBC USA Inc.	4.650%	6/3/2028	315	320
	Huntington Bancshares Inc.	4.443%	8/4/2028	385	387
	Huntington Bancshares Inc.	2.550%	2/4/2030	700	652
	Huntington Bancshares Inc.	5.709%	2/2/2035	765	805
	Huntington Bancshares Inc.	2.487%	8/15/2036	200	173
	Huntington National Bank	4.871%	4/12/2028	750	755
	ING Groep NV	3.950%	3/29/2027	225	225
	ING Groep NV	4.858%	3/25/2029	350	355
	ING Groep NV	5.066%	3/25/2031	325	334
	ING Groep NV	4.252%	3/28/2033	575	567
	ING Groep NV	6.114%	9/11/2034	325	353
	ING Groep NV	5.525%	3/25/2036	330	345
	Intercontinental Exchange Inc.	3.750%	9/21/2028	585	582
	Intercontinental Exchange Inc.	4.350%	6/15/2029	360	364
	Intercontinental Exchange Inc.	2.100%	6/15/2030	750	688
	Intercontinental Exchange Inc.	1.850%	9/15/2032	200	171
	Intercontinental Exchange Inc.	4.600%	3/15/2033	760	771
	Intercontinental Exchange Inc.	2.650%	9/15/2040	404	303
	Intercontinental Exchange Inc.	4.950%	6/15/2052	770	715
	Intercontinental Exchange Inc.	5.200%	6/15/2062	145	136
	Invesco Finance plc	5.375%	11/30/2043	140	138
	Jackson Financial Inc.	3.125%	11/23/2031	570	519
	Jefferies Financial Group Inc.	4.850%	1/15/2027	230	231
	Jefferies Financial Group Inc.	5.875%	7/21/2028	590	612
	Jefferies Financial Group Inc.	2.625%	10/15/2031	360	318
	Jefferies Financial Group Inc.	2.750%	10/15/2032	245	214
	Jefferies Financial Group Inc.	6.200%	4/14/2034	455	482
	Jefferies Financial Group Inc.	6.250%	1/15/2036	160	170
	JPMorgan Chase & Co.	4.125%	12/15/2026	200	200
	JPMorgan Chase & Co.	8.000%	4/29/2027	285	301
	JPMorgan Chase & Co.	4.250%	10/1/2027	310	312
	JPMorgan Chase & Co.	3.625%	12/1/2027	470	467
	JPMorgan Chase & Co.	5.040%	1/23/2028	50	51
[1]	JPMorgan Chase & Co.	3.782%	2/1/2028	1,605	1,600
	JPMorgan Chase & Co.	4.323%	4/26/2028	550	552
[1]	JPMorgan Chase & Co.	3.540%	5/1/2028	430	427
[1]	JPMorgan Chase & Co.	2.182%	6/1/2028	930	905
	JPMorgan Chase & Co.	4.851%	7/25/2028	900	912
	JPMorgan Chase & Co.	4.915%	1/24/2029	1,450	1,477
[1]	JPMorgan Chase & Co.	4.005%	4/23/2029	200	200
	JPMorgan Chase & Co.	2.069%	6/1/2029	1,130	1,078
	JPMorgan Chase & Co.	5.299%	7/24/2029	50	52
	JPMorgan Chase & Co.	6.087%	10/23/2029	185	195
[1]	JPMorgan Chase & Co.	4.452%	12/5/2029	517	523
	JPMorgan Chase & Co.	5.012%	1/23/2030	1,444	1,483
	JPMorgan Chase & Co.	5.581%	4/22/2030	70	73
	JPMorgan Chase & Co.	4.995%	7/22/2030	1,370	1,409
[1]	JPMorgan Chase & Co.	8.750%	9/1/2030	530	625

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	JPMorgan Chase & Co.	2.739%	10/15/2030	200	190
	JPMorgan Chase & Co.	4.603%	10/22/2030	335	340
	JPMorgan Chase & Co.	5.140%	1/24/2031	970	1,006
	JPMorgan Chase & Co.	5.103%	4/22/2031	423	439
[1]	JPMorgan Chase & Co.	2.956%	5/13/2031	1,200	1,133
	JPMorgan Chase & Co.	4.255%	10/22/2031	1,100	1,101
	JPMorgan Chase & Co.	1.764%	11/19/2031	375	334
	JPMorgan Chase & Co.	1.953%	2/4/2032	1,325	1,182
	JPMorgan Chase & Co.	2.545%	11/8/2032	680	615
	JPMorgan Chase & Co.	2.963%	1/25/2033	340	314
	JPMorgan Chase & Co.	4.586%	4/26/2033	200	202
	JPMorgan Chase & Co.	4.912%	7/25/2033	475	488
	JPMorgan Chase & Co.	5.717%	9/14/2033	170	181
	JPMorgan Chase & Co.	5.350%	6/1/2034	250	262
	JPMorgan Chase & Co.	6.254%	10/23/2034	200	222
	JPMorgan Chase & Co.	5.336%	1/23/2035	215	225
	JPMorgan Chase & Co.	5.766%	4/22/2035	900	969
	JPMorgan Chase & Co.	5.294%	7/22/2035	235	245
	JPMorgan Chase & Co.	4.946%	10/22/2035	225	229
	JPMorgan Chase & Co.	5.502%	1/24/2036	1,195	1,262
	JPMorgan Chase & Co.	5.572%	4/22/2036	653	694
	JPMorgan Chase & Co.	5.576%	7/23/2036	1,050	1,099
	JPMorgan Chase & Co.	4.810%	10/22/2036	365	367
	JPMorgan Chase & Co.	6.400%	5/15/2038	535	613
[1]	JPMorgan Chase & Co.	3.882%	7/24/2038	1,112	1,012
	JPMorgan Chase & Co.	5.500%	10/15/2040	723	764
[1]	JPMorgan Chase & Co.	3.109%	4/22/2041	170	135
	JPMorgan Chase & Co.	2.525%	11/19/2041	1,040	760
	JPMorgan Chase & Co.	5.534%	11/29/2045	590	609
[1]	JPMorgan Chase & Co.	4.032%	7/24/2048	1,392	1,162
[1]	JPMorgan Chase & Co.	3.897%	1/23/2049	1,475	1,199
[1]	JPMorgan Chase & Co.	3.109%	4/22/2051	828	575
	JPMorgan Chase & Co.	3.328%	4/22/2052	500	362
	JPMorgan Chase Bank NA	5.110%	12/8/2026	200	202
[1]	KeyBank NA	5.850%	11/15/2027	620	639
[1]	KeyBank NA	3.900%	4/13/2029	260	256
[1]	KeyBank NA	4.900%	8/8/2032	455	453
[1]	KeyCorp	2.250%	4/6/2027	554	540
[1]	KeyCorp	4.789%	6/1/2033	375	375
	Kilroy Realty LP	3.050%	2/15/2030	60	56
	Kilroy Realty LP	6.250%	1/15/2036	125	130
	KKR & Co. Inc.	5.100%	8/7/2035	385	386
	Lazard Group LLC	6.000%	3/15/2031	75	80
	Lazard Group LLC	5.625%	8/1/2035	100	102
	Legg Mason Inc.	5.625%	1/15/2044	175	176
	Lincoln National Corp.	3.400%	1/15/2031	230	218
	Lincoln National Corp.	6.300%	10/9/2037	195	210
	Lloyds Banking Group plc	3.750%	1/11/2027	230	229
	Lloyds Banking Group plc	5.462%	1/5/2028	250	253
	Lloyds Banking Group plc	3.750%	3/18/2028	250	249
	Lloyds Banking Group plc	4.375%	3/22/2028	200	201
	Lloyds Banking Group plc	4.550%	8/16/2028	255	258
[1]	Lloyds Banking Group plc	3.574%	11/7/2028	540	535
	Lloyds Banking Group plc	5.087%	11/26/2028	340	346
	Lloyds Banking Group plc	5.871%	3/6/2029	343	356
	Lloyds Banking Group plc	4.818%	6/13/2029	372	378
	Lloyds Banking Group plc	4.425%	11/4/2031	200	201
	Lloyds Banking Group plc	4.976%	8/11/2033	392	400
	Lloyds Banking Group plc	7.953%	11/15/2033	200	234
	Lloyds Banking Group plc	5.679%	1/5/2035	225	238
	Lloyds Banking Group plc	6.068%	6/13/2036	200	211
	Lloyds Banking Group plc	4.943%	11/4/2036	275	274
	Lloyds Banking Group plc	4.344%	1/9/2048	810	675
	LPL Holdings Inc.	4.900%	4/3/2028	80	81
	LPL Holdings Inc.	6.750%	11/17/2028	275	294
	LPL Holdings Inc.	5.200%	3/15/2030	30	31
	LPL Holdings Inc.	6.000%	5/20/2034	80	84
	LPL Holdings Inc.	5.750%	6/15/2035	235	243
[1]	M&T Bank Corp.	4.833%	1/16/2029	500	507
	M&T Bank Corp.	5.179%	7/8/2031	470	482

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	M&T Bank Corp.	5.400%	7/30/2035	128	129
[1]	M&T Bank Corp.	5.385%	1/16/2036	625	637
	Main Street Capital Corp.	5.400%	8/15/2028	178	178
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	250	254
[1]	Manulife Financial Corp.	4.061%	2/24/2032	475	473
	Marex Group plc	5.829%	5/8/2028	75	76
	Marex Group plc	6.404%	11/4/2029	200	207
	Markel Group Inc.	4.150%	9/17/2050	321	252
	Markel Group Inc.	3.450%	5/7/2052	245	169
	Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	495	501
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	50	51
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	753	768
	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	550	560
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	235	216
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	1,240	1,213
	Mastercard Inc.	3.300%	3/26/2027	315	313
	Mastercard Inc.	4.100%	1/15/2028	565	569
	Mastercard Inc.	4.350%	1/15/2032	400	404
	Mastercard Inc.	4.550%	1/15/2035	995	1,002
	Mastercard Inc.	3.950%	2/26/2048	285	235
	Mastercard Inc.	3.650%	6/1/2049	325	253
	Mastercard Inc.	2.950%	3/15/2051	125	84
	MetLife Inc.	6.500%	12/15/2032	230	259
	MetLife Inc.	6.375%	6/15/2034	498	560
[1]	MetLife Inc.	6.400%	12/15/2036	355	373
	MetLife Inc.	4.875%	11/13/2043	365	342
	MetLife Inc.	4.050%	3/1/2045	80	67
	MetLife Inc.	4.600%	5/13/2046	200	181
	MetLife Inc.	5.000%	7/15/2052	390	362
	MetLife Inc.	5.250%	1/15/2054	170	164
[1]	MetLife Inc.	6.350%	3/15/2055	365	385
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/2027	200	199
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/2028	300	294
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	205	205
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	225	225
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	200	204
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	482	496
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	250	248
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/2029	200	205
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	825	799
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/2030	230	215
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	325	336
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/2030	225	205
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	400	414
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/2031	210	220
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	300	268
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/2032	200	180
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	200	182
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/2033	200	198
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	25	26
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/2033	200	211
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/2034	210	221
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/2034	280	295
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	200	209
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	230	243
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/2038	370	355
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/2039	240	227
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	360	318
	Mizuho Financial Group Inc.	4.018%	3/5/2028	200	201
	Mizuho Financial Group Inc.	5.414%	9/13/2028	400	409
[1]	Mizuho Financial Group Inc.	4.254%	9/11/2029	330	331
	Mizuho Financial Group Inc.	3.261%	5/22/2030	200	194
[1]	Mizuho Financial Group Inc.	3.153%	7/16/2030	435	419
[1]	Mizuho Financial Group Inc.	2.201%	7/10/2031	200	182
	Mizuho Financial Group Inc.	2.172%	5/22/2032	35	31
	Mizuho Financial Group Inc.	5.669%	9/13/2033	250	266
	Mizuho Financial Group Inc.	5.748%	7/6/2034	200	213
	Mizuho Financial Group Inc.	5.594%	7/10/2035	480	506
	Mizuho Financial Group Inc.	5.422%	5/13/2036	200	208
	Mizuho Financial Group Inc.	5.323%	7/8/2036	200	207

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	3.625%	1/20/2027	315	314
	Morgan Stanley	3.950%	4/23/2027	300	300
	Morgan Stanley	2.475%	1/21/2028	545	535
[1]	Morgan Stanley	5.652%	4/13/2028	371	379
	Morgan Stanley	4.210%	4/20/2028	849	850
	Morgan Stanley	6.296%	10/18/2028	85	88
[1]	Morgan Stanley	3.772%	1/24/2029	1,185	1,177
	Morgan Stanley	5.123%	2/1/2029	1,615	1,650
[1]	Morgan Stanley	5.164%	4/20/2029	265	271
	Morgan Stanley	5.449%	7/20/2029	1,450	1,499
[1]	Morgan Stanley	4.133%	10/18/2029	250	250
	Morgan Stanley	6.407%	11/1/2029	950	1,009
	Morgan Stanley	5.173%	1/16/2030	1,160	1,194
	Morgan Stanley	5.656%	4/18/2030	340	355
	Morgan Stanley	5.042%	7/19/2030	300	308
	Morgan Stanley	5.230%	1/15/2031	330	341
[1]	Morgan Stanley	2.699%	1/22/2031	425	399
	Morgan Stanley	5.192%	4/17/2031	375	388
[1]	Morgan Stanley	4.356%	10/22/2031	150	150
[1]	Morgan Stanley	1.794%	2/13/2032	1,455	1,282
	Morgan Stanley	7.250%	4/1/2032	400	464
[1]	Morgan Stanley	1.928%	4/28/2032	565	497
[1]	Morgan Stanley	2.239%	7/21/2032	800	714
[1]	Morgan Stanley	2.511%	10/20/2032	505	455
	Morgan Stanley	2.943%	1/21/2033	225	206
	Morgan Stanley	4.889%	7/20/2033	200	205
	Morgan Stanley	6.342%	10/18/2033	1,010	1,116
[1]	Morgan Stanley	5.250%	4/21/2034	1,200	1,246
[1]	Morgan Stanley	5.424%	7/21/2034	1,000	1,049
	Morgan Stanley	5.466%	1/18/2035	1,020	1,069
	Morgan Stanley	5.320%	7/19/2035	240	249
	Morgan Stanley	5.587%	1/18/2036	610	644
	Morgan Stanley	5.664%	4/17/2036	233	247
	Morgan Stanley	2.484%	9/16/2036	200	176
[1]	Morgan Stanley	4.892%	10/22/2036	100	100
	Morgan Stanley	5.297%	4/20/2037	200	205
	Morgan Stanley	5.948%	1/19/2038	725	767
[1]	Morgan Stanley	3.971%	7/22/2038	35	32
	Morgan Stanley	5.942%	2/7/2039	345	364
[1]	Morgan Stanley	4.457%	4/22/2039	1,060	1,004
	Morgan Stanley	4.300%	1/27/2045	568	500
[1]	Morgan Stanley	4.375%	1/22/2047	415	365
[1]	Morgan Stanley	2.802%	1/25/2052	70	45
	Morgan Stanley	5.516%	11/19/2055	1,460	1,477
[1]	Morgan Stanley Bank NA	4.952%	1/14/2028	255	257
[1]	Morgan Stanley Bank NA	4.968%	7/14/2028	564	572
	Morgan Stanley Bank NA	5.016%	1/12/2029	610	622
	Morgan Stanley Direct Lending Fund	6.000%	5/19/2030	75	77
[1]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	300	302
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	500	501
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	275	280
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	500	503
[2]	MSD Investment Corp.	6.250%	5/31/2030	100	101
	Nasdaq Inc.	2.500%	12/21/2040	500	359
	Nasdaq Inc.	3.250%	4/28/2050	110	77
	Nasdaq Inc.	6.100%	6/28/2063	410	430
	National Australia Bank Ltd.	5.087%	6/11/2027	375	382
	National Australia Bank Ltd.	4.308%	6/13/2028	475	481
	National Australia Bank Ltd.	4.787%	1/10/2029	425	436
	National Australia Bank Ltd.	4.901%	1/14/2030	280	290
	National Australia Bank Ltd.	4.534%	6/13/2030	315	322
	National Bank of Canada	4.500%	10/10/2029	485	491
[1]	Nationwide Financial Services Inc.	6.750%	5/15/2037	239	239
	NatWest Group plc	5.516%	9/30/2028	25	26
[1]	NatWest Group plc	4.892%	5/18/2029	200	203
	NatWest Group plc	5.808%	9/13/2029	140	146
[1]	NatWest Group plc	5.076%	1/27/2030	465	476
[1]	NatWest Group plc	4.445%	5/8/2030	325	327
	NatWest Group plc	4.964%	8/15/2030	225	230
	NatWest Group plc	5.115%	5/23/2031	200	206

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NatWest Group plc	6.016%	3/2/2034	200	216
	NatWest Group plc	6.475%	6/1/2034	200	210
	NatWest Group plc	5.778%	3/1/2035	400	426
[1]	NatWest Group plc	3.032%	11/28/2035	200	184
	Nomura Holdings Inc.	2.329%	1/22/2027	300	294
	Nomura Holdings Inc.	5.594%	7/2/2027	300	306
	Nomura Holdings Inc.	5.842%	1/18/2028	25	26
	Nomura Holdings Inc.	2.710%	1/22/2029	200	191
	Nomura Holdings Inc.	5.605%	7/6/2029	585	610
	Nomura Holdings Inc.	4.904%	7/1/2030	325	331
	Nomura Holdings Inc.	5.783%	7/3/2034	500	533
[2]	North Haven Private Income Fund LLC	5.125%	9/25/2028	286	285
	Northern Trust Corp.	4.000%	5/10/2027	200	200
	Northern Trust Corp.	3.150%	5/3/2029	255	249
	Northern Trust Corp.	4.150%	11/19/2030	122	123
[1]	Northern Trust Corp.	3.375%	5/8/2032	225	221
	Northern Trust Corp.	5.117%	11/19/2040	164	165
[2]	Oaktree Strategic Credit Fund	6.190%	7/15/2030	310	312
	Old Republic International Corp.	5.750%	3/28/2034	70	73
	Old Republic International Corp.	3.850%	6/11/2051	425	315
	ORIX Corp.	3.700%	7/18/2027	240	239
	ORIX Corp.	4.650%	9/10/2029	225	229
	ORIX Corp.	4.450%	9/9/2030	360	362
	ORIX Corp.	5.200%	9/13/2032	391	406
	PayPal Holdings Inc.	2.300%	6/1/2030	350	324
	PayPal Holdings Inc.	4.400%	6/1/2032	200	200
	PayPal Holdings Inc.	3.250%	6/1/2050	495	344
	PayPal Holdings Inc.	5.050%	6/1/2052	315	293
	PayPal Holdings Inc.	5.500%	6/1/2054	225	222
[1]	PNC Bank NA	3.100%	10/25/2027	200	197
[1]	PNC Bank NA	3.250%	1/22/2028	289	286
[1]	PNC Bank NA	4.050%	7/26/2028	250	250
[1]	PNC Bank NA	2.700%	10/22/2029	200	189
	PNC Financial Services Group Inc.	5.300%	1/21/2028	350	355
	PNC Financial Services Group Inc.	3.450%	4/23/2029	340	335
	PNC Financial Services Group Inc.	5.582%	6/12/2029	347	360
	PNC Financial Services Group Inc.	2.550%	1/22/2030	359	338
	PNC Financial Services Group Inc.	5.492%	5/14/2030	225	235
	PNC Financial Services Group Inc.	5.222%	1/29/2031	430	446
	PNC Financial Services Group Inc.	4.899%	5/13/2031	590	605
	PNC Financial Services Group Inc.	2.307%	4/23/2032	370	334
	PNC Financial Services Group Inc.	4.812%	10/21/2032	440	449
	PNC Financial Services Group Inc.	4.626%	6/6/2033	245	244
	PNC Financial Services Group Inc.	6.037%	10/28/2033	190	206
	PNC Financial Services Group Inc.	5.068%	1/24/2034	730	749
	PNC Financial Services Group Inc.	5.939%	8/18/2034	500	540
	PNC Financial Services Group Inc.	6.875%	10/20/2034	300	341
	PNC Financial Services Group Inc.	5.676%	1/22/2035	320	339
	PNC Financial Services Group Inc.	5.401%	7/23/2035	345	359
	PNC Financial Services Group Inc.	5.575%	1/29/2036	391	411
	Principal Financial Group Inc.	3.700%	5/15/2029	280	276
	Progressive Corp.	2.450%	1/15/2027	200	197
	Progressive Corp.	4.000%	3/1/2029	50	50
	Progressive Corp.	3.000%	3/15/2032	200	185
	Progressive Corp.	6.250%	12/1/2032	258	288
	Progressive Corp.	4.125%	4/15/2047	225	190
	Progressive Corp.	4.200%	3/15/2048	215	182
	Progressive Corp.	3.950%	3/26/2050	355	285
	Progressive Corp.	3.700%	3/15/2052	230	177
	Prudential Financial Inc.	5.200%	3/14/2035	190	196
[1]	Prudential Financial Inc.	4.600%	5/15/2044	315	283
	Prudential Financial Inc.	3.905%	12/7/2047	200	160
[1]	Prudential Financial Inc.	5.700%	9/15/2048	281	284
	Prudential Financial Inc.	3.935%	12/7/2049	560	442
[1]	Prudential Financial Inc.	4.350%	2/25/2050	302	255
[1]	Prudential Financial Inc.	3.700%	10/1/2050	345	321
	Prudential Financial Inc.	5.125%	3/1/2052	155	154
	Prudential Financial Inc.	6.000%	9/1/2052	273	283
	Prudential Financial Inc.	6.750%	3/1/2053	200	213
	Prudential Financial Inc.	6.500%	3/15/2054	50	53

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prudential Funding Asia plc	3.625%	3/24/2032	250	238
	Radian Group Inc.	4.875%	3/15/2027	575	577
	Raymond James Financial Inc.	4.950%	7/15/2046	364	336
[1]	Regions Bank	6.450%	6/26/2037	235	257
	Regions Financial Corp.	5.502%	9/6/2035	365	377
	Reinsurance Group of America Inc.	3.900%	5/15/2029	200	198
	Reinsurance Group of America Inc.	5.750%	9/15/2034	400	418
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	405	426
[1]	Royal Bank of Canada	4.875%	1/19/2027	301	304
	Royal Bank of Canada	3.625%	5/4/2027	355	354
[1]	Royal Bank of Canada	4.240%	8/3/2027	320	322
[1]	Royal Bank of Canada	4.900%	1/12/2028	265	271
[1]	Royal Bank of Canada	5.200%	8/1/2028	663	684
[1]	Royal Bank of Canada	4.965%	1/24/2029	70	71
[1]	Royal Bank of Canada	4.950%	2/1/2029	200	206
	Royal Bank of Canada	4.498%	8/6/2029	173	175
[1]	Royal Bank of Canada	4.650%	10/18/2030	300	305
[1]	Royal Bank of Canada	5.153%	2/4/2031	530	547
[1]	Royal Bank of Canada	4.970%	5/2/2031	395	405
	Royal Bank of Canada	4.696%	8/6/2031	149	151
[1]	Royal Bank of Canada	5.000%	2/1/2033	155	160
[1]	Royal Bank of Canada	5.000%	5/2/2033	250	258
[1]	Royal Bank of Canada	5.150%	2/1/2034	755	793
	Santander Holdings USA Inc.	6.499%	3/9/2029	680	709
	Santander Holdings USA Inc.	6.342%	5/31/2035	200	215
[1]	Santander UK Group Holdings plc	3.823%	11/3/2028	450	446
	Santander UK Group Holdings plc	4.320%	9/22/2029	208	208
	Santander UK Group Holdings plc	4.858%	9/11/2030	665	675
	Santander UK Group Holdings plc	5.136%	9/22/2036	200	200
	SiriusPoint Ltd.	7.000%	4/5/2029	355	372
	Sixth Street Lending Partners	5.750%	1/15/2030	250	253
[2]	Sixth Street Lending Partners	6.125%	7/15/2030	470	483
	SouthState Bank Corp.	7.000%	6/13/2035	50	53
	State Street Corp.	4.993%	3/18/2027	795	806
	State Street Corp.	4.536%	2/28/2028	375	381
	State Street Corp.	4.543%	4/24/2028	100	101
	State Street Corp.	5.820%	11/4/2028	200	207
	State Street Corp.	4.530%	2/20/2029	445	450
	State Street Corp.	4.834%	4/24/2030	75	77
	State Street Corp.	2.200%	3/3/2031	690	621
	State Street Corp.	2.623%	2/7/2033	241	218
	State Street Corp.	4.421%	5/13/2033	350	350
	State Street Corp.	4.164%	8/4/2033	300	295
	State Street Corp.	6.123%	11/21/2034	100	109
	State Street Corp.	5.146%	2/28/2036	240	247
	State Street Corp.	4.784%	10/23/2036	87	87
	Stewart Information Services Corp.	3.600%	11/15/2031	490	439
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/2026	25	25
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/2027	300	298
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/2027	233	228
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	85	88
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/2028	365	381
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	790	790
	Sumitomo Mitsui Financial Group Inc.	5.716%	9/14/2028	250	261
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	270	255
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/2029	200	190
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/2030	382	403
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	200	208
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	355	324
	Sumitomo Mitsui Financial Group Inc.	5.852%	7/13/2030	410	438
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/2031	200	176
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/2031	285	300
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/2031	225	201
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	225	237
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	75	80
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/2033	200	215
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/2033	230	248
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	200	212
	Sumitomo Mitsui Financial Group Inc.	5.632%	1/15/2035	200	214
	Sumitomo Mitsui Financial Group Inc.	5.246%	7/8/2036	535	552

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/2041	260	194
	Sumitomo Mitsui Financial Group Inc.	3.050%	1/14/2042	200	156
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	220	242
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	450	472
	Synchrony Financial	3.950%	12/1/2027	175	174
	Synchrony Financial	5.019%	7/29/2029	527	532
	Synchrony Financial	2.875%	10/28/2031	440	394
[1]	Toronto-Dominion Bank	1.950%	1/12/2027	285	279
[1]	Toronto-Dominion Bank	2.800%	3/10/2027	275	271
[1]	Toronto-Dominion Bank	4.980%	4/5/2027	350	355
	Toronto-Dominion Bank	4.108%	6/8/2027	350	351
[1]	Toronto-Dominion Bank	4.693%	9/15/2027	225	228
	Toronto-Dominion Bank	5.156%	1/10/2028	442	452
	Toronto-Dominion Bank	4.861%	1/31/2028	300	305
[1]	Toronto-Dominion Bank	5.523%	7/17/2028	375	389
	Toronto-Dominion Bank	4.109%	10/13/2028	75	75
	Toronto-Dominion Bank	4.783%	12/17/2029	625	641
[1]	Toronto-Dominion Bank	2.450%	1/12/2032	250	224
	Toronto-Dominion Bank	5.298%	1/30/2032	450	472
[1]	Toronto-Dominion Bank	3.200%	3/10/2032	323	302
	Toronto-Dominion Bank	4.456%	6/8/2032	367	368
	Toronto-Dominion Bank	4.928%	10/15/2035	185	187
	TPG Operating Group II LP	5.875%	3/5/2034	100	105
	TPG Operating Group II LP	5.375%	1/15/2036	245	246
	Travelers Cos. Inc.	5.050%	7/24/2035	205	210
	Travelers Cos. Inc.	5.350%	11/1/2040	438	450
	Travelers Cos. Inc.	4.600%	8/1/2043	225	205
	Travelers Cos. Inc.	3.750%	5/15/2046	200	159
	Travelers Cos. Inc.	2.550%	4/27/2050	225	139
	Travelers Cos. Inc.	5.450%	5/25/2053	275	276
	Travelers Cos. Inc.	5.700%	7/24/2055	75	78
[1]	Truist Bank	3.800%	10/30/2026	25	25
[1]	Truist Bank	4.420%	7/24/2028	285	286
[1]	Truist Financial Corp.	7.161%	10/30/2029	803	869
[1]	Truist Financial Corp.	4.916%	7/28/2033	250	251
[1]	Truist Financial Corp.	5.867%	6/8/2034	185	197
[1]	Truist Financial Corp.	5.711%	1/24/2035	930	983
[1]	Truist Financial Corp.	4.964%	10/23/2036	700	697
	UBS AG	4.864%	1/10/2028	640	646
	UBS AG	7.500%	2/15/2028	715	770
	UBS AG	5.650%	9/11/2028	378	395
	UBS AG	4.500%	6/26/2048	435	387
	UBS Group AG	4.875%	5/15/2045	530	496
	Unum Group	5.250%	12/15/2035	129	129
	Unum Group	4.125%	6/15/2051	156	120
	Unum Group	6.000%	6/15/2054	210	209
[1]	US Bancorp	3.150%	4/27/2027	276	273
[1]	US Bancorp	3.900%	4/26/2028	675	676
[1]	US Bancorp	4.548%	7/22/2028	432	435
[1]	US Bancorp	1.375%	7/22/2030	1,145	1,015
	US Bancorp	5.100%	7/23/2030	780	805
	US Bancorp	5.046%	2/12/2031	425	438
	US Bancorp	5.083%	5/15/2031	480	496
[1]	US Bancorp	2.677%	1/27/2033	600	542
[1]	US Bancorp	4.967%	7/22/2033	170	172
	US Bancorp	5.850%	10/21/2033	275	295
	US Bancorp	4.839%	2/1/2034	470	476
	US Bancorp	2.491%	11/3/2036	310	270
	Visa Inc.	1.100%	2/15/2031	915	798
	Visa Inc.	4.150%	12/14/2035	250	244
	Visa Inc.	2.700%	4/15/2040	1,380	1,072
	Visa Inc.	4.300%	12/14/2045	400	354
	Visa Inc.	3.650%	9/15/2047	356	282
	Voya Financial Inc.	5.000%	9/20/2034	310	311
[1]	Voya Financial Inc.	4.700%	1/23/2048	305	288
	Wachovia Corp.	5.500%	8/1/2035	525	546
[1]	Wells Fargo & Co.	4.900%	1/24/2028	1,564	1,578
[1]	Wells Fargo & Co.	3.526%	3/24/2028	200	199
[1]	Wells Fargo & Co.	5.707%	4/22/2028	2,215	2,263
[1]	Wells Fargo & Co.	3.584%	5/22/2028	200	198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Wells Fargo & Co.	2.393%	6/2/2028	700	683
[1]	Wells Fargo & Co.	4.808%	7/25/2028	375	379
[1]	Wells Fargo & Co.	4.150%	1/24/2029	861	864
	Wells Fargo & Co.	4.970%	4/23/2029	500	510
[1]	Wells Fargo & Co.	5.574%	7/25/2029	200	207
[1]	Wells Fargo & Co.	2.879%	10/30/2030	250	238
	Wells Fargo & Co.	5.244%	1/24/2031	1,491	1,549
[1]	Wells Fargo & Co.	2.572%	2/11/2031	1,155	1,082
[1]	Wells Fargo & Co.	3.350%	3/2/2033	350	329
[1]	Wells Fargo & Co.	4.897%	7/25/2033	370	378
	Wells Fargo & Co.	5.389%	4/24/2034	295	309
[1]	Wells Fargo & Co.	5.557%	7/25/2034	225	238
	Wells Fargo & Co.	6.491%	10/23/2034	200	224
	Wells Fargo & Co.	5.499%	1/23/2035	1,270	1,336
	Wells Fargo & Co.	5.211%	12/3/2035	1,245	1,285
	Wells Fargo & Co.	5.605%	4/23/2036	1,352	1,432
[1]	Wells Fargo & Co.	3.068%	4/30/2041	1,375	1,086
	Wells Fargo & Co.	5.375%	11/2/2043	200	197
	Wells Fargo & Co.	5.606%	1/15/2044	315	317
[1]	Wells Fargo & Co.	4.650%	11/4/2044	135	120
	Wells Fargo & Co.	3.900%	5/1/2045	550	455
[1]	Wells Fargo & Co.	4.900%	11/17/2045	370	337
[1]	Wells Fargo & Co.	4.400%	6/14/2046	965	821
[1]	Wells Fargo & Co.	4.750%	12/7/2046	433	386
[1]	Wells Fargo & Co.	5.013%	4/4/2051	699	656
[1]	Wells Fargo & Co.	4.611%	4/25/2053	452	398
	Wells Fargo Bank NA	5.254%	12/11/2026	200	203
	Wells Fargo Bank NA	5.950%	8/26/2036	200	215
[1]	Wells Fargo Bank NA	5.850%	2/1/2037	515	548
	Westpac Banking Corp.	3.350%	3/8/2027	225	224
	Westpac Banking Corp.	5.457%	11/18/2027	200	206
	Westpac Banking Corp.	5.535%	11/17/2028	200	210
	Westpac Banking Corp.	1.953%	11/20/2028	297	282
	Westpac Banking Corp.	5.050%	4/16/2029	200	207
	Westpac Banking Corp.	2.150%	6/3/2031	25	23
	Westpac Banking Corp.	5.405%	8/10/2033	200	208
	Westpac Banking Corp.	4.110%	7/24/2034	200	197
[1]	Westpac Banking Corp.	5.618%	11/20/2035	675	701
	Westpac Banking Corp.	2.963%	11/16/2040	110	85
	Westpac Banking Corp.	3.133%	11/18/2041	525	402
	Willis North America Inc.	4.650%	6/15/2027	565	569
	Willis North America Inc.	4.500%	9/15/2028	340	343
	Willis North America Inc.	2.950%	9/15/2029	200	190
	Willis North America Inc.	5.900%	3/5/2054	410	415
	Zions Bancorp NA	4.704%	8/18/2028	500	499
					405,826
Health Care (11.1%)
	Abbott Laboratories	6.150%	11/30/2037	513	581
	Abbott Laboratories	6.000%	4/1/2039	50	56
	Abbott Laboratories	4.900%	11/30/2046	140	134
	AbbVie Inc.	4.250%	11/14/2028	500	505
	AbbVie Inc.	4.800%	3/15/2029	1,345	1,380
	AbbVie Inc.	3.200%	11/21/2029	1,525	1,480
	AbbVie Inc.	4.875%	3/15/2030	360	372
	AbbVie Inc.	5.050%	3/15/2034	680	705
	AbbVie Inc.	4.550%	3/15/2035	80	80
	AbbVie Inc.	4.500%	5/14/2035	462	459
	AbbVie Inc.	4.300%	5/14/2036	1,555	1,506
	AbbVie Inc.	4.050%	11/21/2039	335	303
	AbbVie Inc.	4.625%	10/1/2042	915	846
	AbbVie Inc.	4.400%	11/6/2042	225	204
	AbbVie Inc.	4.850%	6/15/2044	240	227
	AbbVie Inc.	4.750%	3/15/2045	200	185
	AbbVie Inc.	4.700%	5/14/2045	500	461
	AbbVie Inc.	4.450%	5/14/2046	170	151
	AbbVie Inc.	4.250%	11/21/2049	1,310	1,107
	AbbVie Inc.	5.400%	3/15/2054	520	517
	AbbVie Inc.	5.500%	3/15/2064	550	550
[1]	AdventHealth Obligated Group	2.795%	11/15/2051	290	186

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Adventist Health System	4.742%	12/1/2030	250	253
	Aetna Inc.	6.625%	6/15/2036	385	425
	Aetna Inc.	4.500%	5/15/2042	150	130
	Agilent Technologies Inc.	4.750%	9/9/2034	200	201
	AHS Hospital Corp.	5.024%	7/1/2045	545	525
	Amgen Inc.	2.200%	2/21/2027	226	221
	Amgen Inc.	5.150%	3/2/2028	1,490	1,525
	Amgen Inc.	4.050%	8/18/2029	181	181
	Amgen Inc.	2.450%	2/21/2030	805	750
	Amgen Inc.	5.250%	3/2/2030	425	442
	Amgen Inc.	2.300%	2/25/2031	1,222	1,109
	Amgen Inc.	2.000%	1/15/2032	240	210
	Amgen Inc.	5.250%	3/2/2033	165	172
	Amgen Inc.	6.375%	6/1/2037	200	224
	Amgen Inc.	6.400%	2/1/2039	202	225
	Amgen Inc.	3.150%	2/21/2040	290	232
	Amgen Inc.	5.750%	3/15/2040	200	210
	Amgen Inc.	4.950%	10/1/2041	200	192
	Amgen Inc.	5.150%	11/15/2041	25	25
	Amgen Inc.	5.650%	6/15/2042	192	197
	Amgen Inc.	5.600%	3/2/2043	450	459
	Amgen Inc.	4.400%	5/1/2045	365	318
	Amgen Inc.	4.563%	6/15/2048	280	244
	Amgen Inc.	4.663%	6/15/2051	430	377
	Amgen Inc.	4.200%	2/22/2052	170	137
	Amgen Inc.	4.875%	3/1/2053	250	225
	Amgen Inc.	5.650%	3/2/2053	1,061	1,066
	Amgen Inc.	2.770%	9/1/2053	235	143
	Amgen Inc.	4.400%	2/22/2062	395	316
	Amgen Inc.	5.750%	3/2/2063	600	602
[1]	Ascension Health	4.078%	11/15/2028	109	110
[1]	Ascension Health	4.294%	11/15/2030	218	220
[1]	Ascension Health	4.923%	11/15/2035	185	188
[1]	Ascension Health	3.106%	11/15/2039	310	250
[1]	Ascension Health	4.847%	11/15/2053	335	309
	AstraZeneca Finance LLC	4.800%	2/26/2027	225	228
	AstraZeneca Finance LLC	4.850%	2/26/2029	200	206
	AstraZeneca plc	4.000%	1/17/2029	680	682
	AstraZeneca plc	1.375%	8/6/2030	775	690
	AstraZeneca plc	6.450%	9/15/2037	100	115
	AstraZeneca plc	4.000%	9/18/2042	255	223
	AstraZeneca plc	4.375%	11/16/2045	260	233
	AstraZeneca plc	4.375%	8/17/2048	675	600
	AstraZeneca plc	2.125%	8/6/2050	193	111
	Banner Health	1.897%	1/1/2031	230	207
	Baxter International Inc.	1.915%	2/1/2027	225	219
	Baxter International Inc.	2.272%	12/1/2028	295	278
[4]	Baxter International Inc.	4.450%	2/15/2029	29	29
[4]	Baxter International Inc.	4.900%	12/15/2030	39	39
	Baxter International Inc.	2.539%	2/1/2032	487	426
[4]	Baxter International Inc.	5.650%	12/15/2035	130	132
	Baxter International Inc.	3.132%	12/1/2051	455	293
	Baylor Scott & White Holdings	4.185%	11/15/2045	205	176
	Baylor Scott & White Holdings	3.967%	11/15/2046	225	185
	Becton Dickinson & Co.	3.700%	6/6/2027	230	229
	Becton Dickinson & Co.	4.693%	2/13/2028	25	25
	Becton Dickinson & Co.	5.081%	6/7/2029	625	643
	Becton Dickinson & Co.	2.823%	5/20/2030	210	198
	Becton Dickinson & Co.	4.298%	8/22/2032	235	232
	Becton Dickinson & Co.	5.110%	2/8/2034	225	231
	Becton Dickinson & Co.	4.669%	6/6/2047	440	389
	Biogen Inc.	2.250%	5/1/2030	625	575
	Biogen Inc.	5.750%	5/15/2035	275	292
	Biogen Inc.	3.150%	5/1/2050	340	225
	Biogen Inc.	6.450%	5/15/2055	50	54
	Boston Scientific Corp.	4.550%	3/1/2039	560	540
	Bristol-Myers Squibb Co.	1.450%	11/13/2030	1,205	1,069
	Bristol-Myers Squibb Co.	5.750%	2/1/2031	810	869
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	650	605
	Bristol-Myers Squibb Co.	5.900%	11/15/2033	99	109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	185	170
	Bristol-Myers Squibb Co.	4.500%	3/1/2044	340	305
	Bristol-Myers Squibb Co.	4.625%	5/15/2044	640	586
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	410	354
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	805	675
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	498	302
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	200	151
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	200	202
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	215	159
	Cardinal Health Inc.	3.410%	6/15/2027	280	278
	Cardinal Health Inc.	5.125%	2/15/2029	310	320
	Cardinal Health Inc.	5.000%	11/15/2029	200	206
	Cardinal Health Inc.	4.500%	9/15/2030	220	222
	Cardinal Health Inc.	5.150%	9/15/2035	180	184
	Cardinal Health Inc.	4.600%	3/15/2043	504	446
[1]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/2050	290	203
	Cencora Inc.	4.625%	12/15/2027	645	653
	Cencora Inc.	5.125%	2/15/2034	200	206
	Cencora Inc.	5.150%	2/15/2035	200	206
	Centene Corp.	4.250%	12/15/2027	65	64
	Centene Corp.	2.450%	7/15/2028	1,130	1,052
	Centene Corp.	4.625%	12/15/2029	259	251
	Centene Corp.	3.000%	10/15/2030	230	205
	Centene Corp.	2.500%	3/1/2031	375	323
[1]	Children's Hospital Corp.	4.115%	1/1/2047	200	170
[1]	Children's Hospital of Philadelphia	2.704%	7/1/2050	280	179
[1]	CHRISTUS Health	4.341%	7/1/2028	480	482
[1]	Cigna Group	3.400%	3/1/2027	300	298
	Cigna Group	4.375%	10/15/2028	480	485
	Cigna Group	5.000%	5/15/2029	430	442
	Cigna Group	4.500%	9/15/2030	86	87
	Cigna Group	4.875%	9/15/2032	761	775
	Cigna Group	5.400%	3/15/2033	310	325
	Cigna Group	5.250%	1/15/2036	250	256
	Cigna Group	4.800%	8/15/2038	975	943
[1]	Cigna Group	6.125%	11/15/2041	75	80
[1]	Cigna Group	4.800%	7/15/2046	200	180
[1]	Cigna Group	3.875%	10/15/2047	385	301
	Cigna Group	4.900%	12/15/2048	615	558
	Cigna Group	5.600%	2/15/2054	260	256
	Cigna Group	6.000%	1/15/2056	79	82
[1]	City of Hope	5.623%	11/15/2043	465	465
	CommonSpirit Health	6.073%	11/1/2027	535	553
	CommonSpirit Health	4.352%	9/1/2030	295	295
	CommonSpirit Health	4.825%	9/1/2035	253	253
[1]	CommonSpirit Health	4.975%	9/1/2035	300	300
[1]	CommonSpirit Health	4.350%	11/1/2042	145	126
	CommonSpirit Health	5.580%	9/1/2045	150	149
	CommonSpirit Health	3.817%	10/1/2049	100	77
	CommonSpirit Health	3.910%	10/1/2050	795	604
	CommonSpirit Health	5.662%	9/1/2055	143	142
[1]	Community Health Network Inc.	3.099%	5/1/2050	380	249
	CVS Health Corp.	3.625%	4/1/2027	200	199
	CVS Health Corp.	6.250%	6/1/2027	403	415
	CVS Health Corp.	1.300%	8/21/2027	380	362
	CVS Health Corp.	5.000%	1/30/2029	200	205
	CVS Health Corp.	5.400%	6/1/2029	489	507
	CVS Health Corp.	3.250%	8/15/2029	500	483
	CVS Health Corp.	5.125%	2/21/2030	465	479
	CVS Health Corp.	1.750%	8/21/2030	515	458
	CVS Health Corp.	5.250%	1/30/2031	235	243
	CVS Health Corp.	1.875%	2/28/2031	426	374
	CVS Health Corp.	5.550%	6/1/2031	370	389
	CVS Health Corp.	2.125%	9/15/2031	640	563
	CVS Health Corp.	5.300%	6/1/2033	280	290
	CVS Health Corp.	5.700%	6/1/2034	225	237
	CVS Health Corp.	5.450%	9/15/2035	98	101
	CVS Health Corp.	4.780%	3/25/2038	1,522	1,448
	CVS Health Corp.	6.125%	9/15/2039	200	211
	CVS Health Corp.	4.125%	4/1/2040	275	238

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CVS Health Corp.	5.125%	7/20/2045	430	393
	CVS Health Corp.	5.050%	3/25/2048	1,610	1,446
	CVS Health Corp.	5.625%	2/21/2053	300	286
	CVS Health Corp.	5.875%	6/1/2053	585	578
	CVS Health Corp.	6.250%	9/15/2065	320	328
	Danaher Corp.	2.800%	12/10/2051	705	454
	Dignity Health	4.500%	11/1/2042	25	22
[1]	Duke University Health System Inc.	3.920%	6/1/2047	315	259
	Elevance Health Inc.	3.650%	12/1/2027	450	447
	Elevance Health Inc.	4.101%	3/1/2028	305	305
	Elevance Health Inc.	4.000%	9/15/2028	231	231
	Elevance Health Inc.	5.150%	6/15/2029	471	486
	Elevance Health Inc.	2.875%	9/15/2029	250	239
	Elevance Health Inc.	2.250%	5/15/2030	105	97
	Elevance Health Inc.	2.550%	3/15/2031	500	457
	Elevance Health Inc.	4.950%	11/1/2031	200	205
	Elevance Health Inc.	4.100%	5/15/2032	200	195
	Elevance Health Inc.	4.600%	9/15/2032	275	275
	Elevance Health Inc.	5.500%	10/15/2032	225	237
	Elevance Health Inc.	4.750%	2/15/2033	339	342
	Elevance Health Inc.	5.200%	2/15/2035	225	231
	Elevance Health Inc.	5.000%	1/15/2036	253	253
	Elevance Health Inc.	5.850%	1/15/2036	225	240
	Elevance Health Inc.	4.650%	8/15/2044	235	209
	Elevance Health Inc.	4.375%	12/1/2047	415	348
	Elevance Health Inc.	3.125%	5/15/2050	137	91
	Elevance Health Inc.	4.550%	5/15/2052	735	618
	Elevance Health Inc.	6.100%	10/15/2052	685	714
	Elevance Health Inc.	5.125%	2/15/2053	200	183
	Elevance Health Inc.	5.700%	9/15/2055	110	109
	Eli Lilly & Co.	4.000%	10/15/2028	418	421
	Eli Lilly & Co.	3.375%	3/15/2029	1,145	1,130
	Eli Lilly & Co.	4.750%	2/12/2030	350	361
	Eli Lilly & Co.	4.250%	3/15/2031	165	166
	Eli Lilly & Co.	4.900%	2/12/2032	200	208
	Eli Lilly & Co.	4.550%	10/15/2032	269	274
	Eli Lilly & Co.	4.700%	2/27/2033	475	488
	Eli Lilly & Co.	4.700%	2/9/2034	200	204
	Eli Lilly & Co.	4.900%	10/15/2035	172	177
	Eli Lilly & Co.	5.550%	3/15/2037	270	295
	Eli Lilly & Co.	4.875%	2/27/2053	225	211
	Eli Lilly & Co.	5.000%	2/9/2054	590	562
	Eli Lilly & Co.	5.050%	8/14/2054	225	216
	Eli Lilly & Co.	5.550%	10/15/2055	195	201
	Eli Lilly & Co.	4.150%	3/15/2059	447	360
	Eli Lilly & Co.	4.950%	2/27/2063	290	270
	Eli Lilly & Co.	5.100%	2/9/2064	445	421
	Eli Lilly & Co.	5.650%	10/15/2065	116	120
	GE HealthCare Technologies Inc.	5.857%	3/15/2030	400	424
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	125	128
	GE HealthCare Technologies Inc.	5.905%	11/22/2032	300	324
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	310	324
	Gilead Sciences Inc.	2.950%	3/1/2027	750	742
	Gilead Sciences Inc.	5.250%	10/15/2033	200	211
	Gilead Sciences Inc.	4.000%	9/1/2036	645	607
	Gilead Sciences Inc.	2.600%	10/1/2040	279	208
	Gilead Sciences Inc.	5.650%	12/1/2041	605	635
	Gilead Sciences Inc.	4.800%	4/1/2044	215	202
	Gilead Sciences Inc.	4.500%	2/1/2045	410	369
	Gilead Sciences Inc.	4.750%	3/1/2046	100	92
	Gilead Sciences Inc.	2.800%	10/1/2050	590	383
	Gilead Sciences Inc.	5.550%	10/15/2053	225	229
	Gilead Sciences Inc.	5.500%	11/15/2054	200	202
	GlaxoSmithKline Capital Inc.	4.500%	4/15/2030	88	90
	GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	565	601
	GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	100	102
	GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	765	871
	GlaxoSmithKline Capital plc	4.315%	3/12/2027	318	320
	GlaxoSmithKline Capital plc	3.375%	6/1/2029	760	746
[1]	Hackensack Meridian Health Inc.	2.675%	9/1/2041	710	523

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HCA Inc.	5.200%	6/1/2028	485	497
	HCA Inc.	5.625%	9/1/2028	655	676
	HCA Inc.	5.875%	2/1/2029	300	313
	HCA Inc.	3.375%	3/15/2029	200	195
	HCA Inc.	4.125%	6/15/2029	485	484
	HCA Inc.	3.500%	9/1/2030	645	622
	HCA Inc.	4.300%	11/15/2030	71	71
	HCA Inc.	5.450%	4/1/2031	320	335
	HCA Inc.	2.375%	7/15/2031	715	641
	HCA Inc.	5.500%	3/1/2032	280	294
	HCA Inc.	3.625%	3/15/2032	300	285
	HCA Inc.	4.600%	11/15/2032	147	147
	HCA Inc.	5.500%	6/1/2033	303	318
	HCA Inc.	5.600%	4/1/2034	550	576
	HCA Inc.	5.450%	9/15/2034	225	234
	HCA Inc.	5.750%	3/1/2035	300	317
	HCA Inc.	4.900%	11/15/2035	188	187
	HCA Inc.	5.500%	6/15/2047	300	289
	HCA Inc.	5.250%	6/15/2049	511	471
	HCA Inc.	4.625%	3/15/2052	955	797
	HCA Inc.	5.900%	6/1/2053	200	199
	HCA Inc.	6.000%	4/1/2054	210	213
	HCA Inc.	6.200%	3/1/2055	200	208
	HCA Inc.	5.700%	11/15/2055	150	147
	HCA Inc.	6.100%	4/1/2064	200	203
	Humana Inc.	3.950%	3/15/2027	285	284
	Humana Inc.	3.700%	3/23/2029	525	515
	Humana Inc.	5.375%	4/15/2031	450	466
	Humana Inc.	2.150%	2/3/2032	200	174
	Humana Inc.	5.875%	3/1/2033	235	248
	Humana Inc.	5.950%	3/15/2034	270	285
	Humana Inc.	4.950%	10/1/2044	390	348
	Humana Inc.	5.750%	4/15/2054	445	426
	Icon Investments Six DAC	5.849%	5/8/2029	200	209
	Illumina Inc.	4.750%	12/12/2030	150	151
	Indiana University Health Inc. Obligated Group	3.970%	11/1/2048	465	381
[1]	Integris Baptist Medical Center Inc.	3.875%	8/15/2050	415	308
[1]	Iowa Health System	3.665%	2/15/2050	325	247
	IQVIA Inc.	6.250%	2/1/2029	480	506
	Johnson & Johnson	4.550%	3/1/2028	35	36
	Johnson & Johnson	4.375%	12/5/2033	200	205
	Johnson & Johnson	5.000%	3/1/2035	800	839
	Johnson & Johnson	3.400%	1/15/2038	105	93
	Johnson & Johnson	4.500%	9/1/2040	411	403
	Johnson & Johnson	4.500%	12/5/2043	1,485	1,399
	Johnson & Johnson	2.450%	9/1/2060	1,005	572
	Kaiser Foundation Hospitals	3.150%	5/1/2027	200	198
	Kaiser Foundation Hospitals	4.875%	4/1/2042	230	221
[1]	Kaiser Foundation Hospitals	3.002%	6/1/2051	1,075	722
	Koninklijke Philips NV	6.875%	3/11/2038	305	345
	Koninklijke Philips NV	5.000%	3/15/2042	200	189
	Laboratory Corp. of America Holdings	2.950%	12/1/2029	430	410
	Laboratory Corp. of America Holdings	4.550%	4/1/2032	500	502
	Laboratory Corp. of America Holdings	4.800%	10/1/2034	50	50
	Laboratory Corp. of America Holdings	4.700%	2/1/2045	200	181
[1]	Mass General Brigham Inc.	3.192%	7/1/2049	255	180
[1]	Mass General Brigham Inc.	3.342%	7/1/2060	130	88
[1]	Mayo Clinic	4.128%	11/15/2052	440	363
	McKesson Corp.	4.650%	5/30/2030	240	245
	McKesson Corp.	4.950%	5/30/2032	505	521
	McKesson Corp.	5.250%	5/30/2035	370	385
[1]	McLaren Health Care Corp.	4.386%	5/15/2048	315	271
	Medtronic Global Holdings SCA	4.250%	3/30/2028	440	443
	Medtronic Inc.	4.625%	3/15/2045	911	843
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/2042	345	337
	Merck & Co. Inc.	3.850%	9/15/2027	175	176
	Merck & Co. Inc.	1.900%	12/10/2028	775	732
	Merck & Co. Inc.	3.400%	3/7/2029	350	345
	Merck & Co. Inc.	1.450%	6/24/2030	300	269
	Merck & Co. Inc.	4.150%	9/15/2030	225	226

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Merck & Co. Inc.	2.150%	12/10/2031	100	89
	Merck & Co. Inc.	4.550%	9/15/2032	575	584
	Merck & Co. Inc.	4.950%	9/15/2035	275	282
	Merck & Co. Inc.	3.900%	3/7/2039	340	307
	Merck & Co. Inc.	2.350%	6/24/2040	70	51
	Merck & Co. Inc.	4.150%	5/18/2043	75	66
	Merck & Co. Inc.	4.900%	5/17/2044	200	191
	Merck & Co. Inc.	3.700%	2/10/2045	175	142
	Merck & Co. Inc.	4.000%	3/7/2049	315	259
	Merck & Co. Inc.	2.450%	6/24/2050	540	326
	Merck & Co. Inc.	2.750%	12/10/2051	490	312
	Merck & Co. Inc.	5.000%	5/17/2053	343	324
	Merck & Co. Inc.	5.700%	9/15/2055	200	207
	Merck & Co. Inc.	5.150%	5/17/2063	400	378
[1]	Methodist Hospital	2.705%	12/1/2050	300	190
[1]	Montefiore Obligated Group	5.246%	11/1/2048	210	177
	Mylan Inc.	4.550%	4/15/2028	530	530
[1]	MyMichigan Health	3.409%	6/1/2050	415	296
[1]	New York & Presbyterian Hospital	3.954%	8/1/2119	40	28
	Northwell Healthcare Inc.	4.260%	11/1/2047	320	267
	Northwell Healthcare Inc.	3.809%	11/1/2049	375	283
[1]	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/2051	475	301
	Novant Health Inc.	2.637%	11/1/2036	605	492
	Novartis Capital Corp.	2.000%	2/14/2027	355	348
	Novartis Capital Corp.	3.900%	11/5/2028	183	184
	Novartis Capital Corp.	3.800%	9/18/2029	430	429
	Novartis Capital Corp.	4.100%	11/5/2030	400	402
	Novartis Capital Corp.	4.000%	9/18/2031	616	615
	Novartis Capital Corp.	4.300%	11/5/2032	350	351
	Novartis Capital Corp.	4.200%	9/18/2034	200	197
	Novartis Capital Corp.	4.600%	11/5/2035	450	450
	Novartis Capital Corp.	5.200%	11/5/2045	200	199
	Novartis Capital Corp.	2.750%	8/14/2050	235	154
	Novartis Capital Corp.	4.700%	9/18/2054	476	433
	Novartis Capital Corp.	5.300%	11/5/2055	200	198
[1]	NYU Langone Hospitals	5.750%	7/1/2043	75	78
[1]	NYU Langone Hospitals	4.368%	7/1/2047	550	488
[1]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/2031	175	151
	PeaceHealth Obligated Group	4.335%	11/15/2028	65	65
	PeaceHealth Obligated Group	4.855%	11/15/2032	58	59
	Pfizer Inc.	3.000%	12/15/2026	225	223
	Pfizer Inc.	3.875%	11/15/2027	150	150
	Pfizer Inc.	3.600%	9/15/2028	347	346
	Pfizer Inc.	4.200%	11/15/2030	208	209
	Pfizer Inc.	1.750%	8/18/2031	635	563
	Pfizer Inc.	4.500%	11/15/2032	250	252
	Pfizer Inc.	4.875%	11/15/2035	240	243
	Pfizer Inc.	3.900%	3/15/2039	270	242
	Pfizer Inc.	7.200%	3/15/2039	422	511
	Pfizer Inc.	2.550%	5/28/2040	148	110
	Pfizer Inc.	4.300%	6/15/2043	200	177
	Pfizer Inc.	4.125%	12/15/2046	598	502
	Pfizer Inc.	4.200%	9/15/2048	458	386
	Pfizer Inc.	4.000%	3/15/2049	200	163
	Pfizer Inc.	2.700%	5/28/2050	1,110	709
	Pfizer Inc.	5.600%	11/15/2055	100	101
	Pfizer Inc.	5.700%	11/15/2065	100	101
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/2028	880	891
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	165	169
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	440	449
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	312	302
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	1,065	1,012
	Pharmacia LLC	6.600%	12/1/2028	200	215
[1]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	200	189
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	200	208
[1]	Providence St. Joseph Health Obligated Group	3.744%	10/1/2047	290	223
	Quest Diagnostics Inc.	4.600%	12/15/2027	440	445
	Quest Diagnostics Inc.	4.200%	6/30/2029	35	35
	Quest Diagnostics Inc.	4.625%	12/15/2029	200	204
	Quest Diagnostics Inc.	6.400%	11/30/2033	200	223

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Quest Diagnostics Inc.	5.000%	12/15/2034	200	204
	Revvity Inc.	3.300%	9/15/2029	325	314
	Revvity Inc.	3.625%	3/15/2051	185	133
	Royalty Pharma plc	4.450%	3/25/2031	125	125
	Royalty Pharma plc	2.150%	9/2/2031	250	220
	Royalty Pharma plc	3.300%	9/2/2040	200	157
	Royalty Pharma plc	3.550%	9/2/2050	30	21
	Royalty Pharma plc	3.350%	9/2/2051	140	94
	Royalty Pharma plc	5.900%	9/2/2054	175	175
	Sanofi SA	3.750%	11/3/2027	133	133
	Sanofi SA	3.800%	11/3/2028	176	176
	Sanofi SA	4.200%	11/3/2032	150	150
	Smith & Nephew plc	2.032%	10/14/2030	425	382
	Solventum Corp.	5.400%	3/1/2029	185	191
	Solventum Corp.	5.600%	3/23/2034	350	366
[1]	SSM Health Care Corp.	3.823%	6/1/2027	235	235
[1]	Stanford Health Care	3.795%	11/15/2048	125	100
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/2031	660	608
	Stryker Corp.	4.550%	2/10/2027	50	50
	Stryker Corp.	3.650%	3/7/2028	610	607
	Stryker Corp.	4.625%	9/11/2034	430	431
	Stryker Corp.	4.375%	5/15/2044	335	296
	Stryker Corp.	4.625%	3/15/2046	292	264
	Stryker Corp.	2.900%	6/15/2050	20	13
	Summa Health	3.511%	11/15/2051	230	178
	Sutter Health	5.164%	8/15/2033	325	337
[1]	Sutter Health	3.161%	8/15/2040	685	549
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	800	732
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	200	208
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	145	99
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	115	75
	Takeda Pharmaceutical Co. Ltd.	5.800%	7/5/2064	565	567
	Takeda US Financing Inc.	5.200%	7/7/2035	360	370
	Takeda US Financing Inc.	5.900%	7/7/2055	200	208
	Thermo Fisher Scientific Inc.	5.000%	12/5/2026	740	747
	Thermo Fisher Scientific Inc.	4.977%	8/10/2030	500	519
	Thermo Fisher Scientific Inc.	4.200%	3/1/2031	100	100
	Thermo Fisher Scientific Inc.	4.473%	10/7/2032	100	101
	Thermo Fisher Scientific Inc.	5.200%	1/31/2034	65	68
	Thermo Fisher Scientific Inc.	4.794%	10/7/2035	100	101
	Thermo Fisher Scientific Inc.	4.894%	10/7/2037	100	100
	Thermo Fisher Scientific Inc.	5.300%	2/1/2044	25	25
	Thermo Fisher Scientific Inc.	4.100%	8/15/2047	555	470
	Trinity Health Corp.	4.125%	12/1/2045	200	171
[1]	Trinity Health Corp.	3.434%	12/1/2048	360	279
	UnitedHealth Group Inc.	3.700%	5/15/2027	200	200
	UnitedHealth Group Inc.	2.950%	10/15/2027	75	74
	UnitedHealth Group Inc.	4.400%	6/15/2028	25	25
	UnitedHealth Group Inc.	3.875%	12/15/2028	160	160
	UnitedHealth Group Inc.	4.250%	1/15/2029	372	375
	UnitedHealth Group Inc.	4.700%	4/15/2029	200	205
	UnitedHealth Group Inc.	4.000%	5/15/2029	273	273
	UnitedHealth Group Inc.	2.875%	8/15/2029	200	192
	UnitedHealth Group Inc.	5.300%	2/15/2030	276	289
	UnitedHealth Group Inc.	2.000%	5/15/2030	1,000	915
	UnitedHealth Group Inc.	4.650%	1/15/2031	100	102
	UnitedHealth Group Inc.	4.900%	4/15/2031	306	315
	UnitedHealth Group Inc.	2.300%	5/15/2031	200	181
	UnitedHealth Group Inc.	4.950%	1/15/2032	200	206
	UnitedHealth Group Inc.	4.200%	5/15/2032	100	99
	UnitedHealth Group Inc.	5.350%	2/15/2033	300	315
	UnitedHealth Group Inc.	4.500%	4/15/2033	378	377
	UnitedHealth Group Inc.	5.000%	4/15/2034	200	205
	UnitedHealth Group Inc.	5.150%	7/15/2034	305	315
	UnitedHealth Group Inc.	5.300%	6/15/2035	341	355
	UnitedHealth Group Inc.	5.800%	3/15/2036	325	349
	UnitedHealth Group Inc.	6.625%	11/15/2037	200	229
	UnitedHealth Group Inc.	6.875%	2/15/2038	200	233
	UnitedHealth Group Inc.	3.500%	8/15/2039	75	63
	UnitedHealth Group Inc.	5.700%	10/15/2040	35	37

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	5.950%	2/15/2041	561	601
	UnitedHealth Group Inc.	4.625%	11/15/2041	200	185
	UnitedHealth Group Inc.	4.375%	3/15/2042	265	237
	UnitedHealth Group Inc.	3.950%	10/15/2042	200	168
	UnitedHealth Group Inc.	4.250%	3/15/2043	25	22
	UnitedHealth Group Inc.	5.500%	7/15/2044	380	383
	UnitedHealth Group Inc.	4.750%	7/15/2045	200	183
	UnitedHealth Group Inc.	4.200%	1/15/2047	380	317
	UnitedHealth Group Inc.	4.250%	4/15/2047	305	256
	UnitedHealth Group Inc.	3.750%	10/15/2047	200	155
	UnitedHealth Group Inc.	4.450%	12/15/2048	950	814
	UnitedHealth Group Inc.	3.700%	8/15/2049	1,150	870
	UnitedHealth Group Inc.	5.050%	4/15/2053	554	510
	UnitedHealth Group Inc.	5.950%	6/15/2055	560	586
	UnitedHealth Group Inc.	6.050%	2/15/2063	1,500	1,571
	UnitedHealth Group Inc.	5.750%	7/15/2064	105	105
	UPMC	5.035%	5/15/2033	280	288
	Utah Acquisition Sub Inc.	5.250%	6/15/2046	200	166
	Viatris Inc.	2.700%	6/22/2030	435	396
	Viatris Inc.	3.850%	6/22/2040	251	192
	Viatris Inc.	4.000%	6/22/2050	350	234
[1]	West Virginia United Health System Obligated Group	3.129%	6/1/2050	210	136
	Wyeth LLC	6.000%	2/15/2036	1,224	1,342
	Wyeth LLC	5.950%	4/1/2037	275	300
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	225	203
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	200	205
	Zimmer Biomet Holdings Inc.	4.450%	8/15/2045	30	26
	Zoetis Inc.	3.000%	9/12/2027	430	423
	Zoetis Inc.	4.150%	8/17/2028	98	99
	Zoetis Inc.	5.000%	8/17/2035	72	73
	Zoetis Inc.	4.700%	2/1/2043	245	228
	Zoetis Inc.	3.000%	5/15/2050	305	206
					159,008
Industrials (6.8%)
	3M Co.	2.875%	10/15/2027	200	196
[1]	3M Co.	3.625%	9/14/2028	300	298
	3M Co.	2.375%	8/26/2029	281	265
	3M Co.	5.150%	3/15/2035	600	621
[1]	3M Co.	4.000%	9/14/2048	600	489
	3M Co.	3.700%	4/15/2050	100	76
	ABB Finance USA Inc.	3.800%	4/3/2028	179	180
	AGCO Corp.	5.800%	3/21/2034	200	209
[1]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/2034	185	169
[1]	American Airlines Pass-Through Trust Class A Series 2025-1	4.900%	5/11/2038	149	149
[1]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/2028	188	183
[1]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/2028	143	138
	Amphenol Corp.	5.050%	4/5/2027	495	502
	Amphenol Corp.	3.800%	11/15/2027	150	150
	Amphenol Corp.	4.375%	6/12/2028	300	303
	Amphenol Corp.	3.900%	11/15/2028	146	146
	Amphenol Corp.	5.050%	4/5/2029	50	52
	Amphenol Corp.	4.350%	6/1/2029	197	199
	Amphenol Corp.	4.125%	11/15/2030	267	267
	Amphenol Corp.	2.200%	9/15/2031	690	619
	Amphenol Corp.	4.400%	2/15/2033	302	301
	Amphenol Corp.	4.625%	2/15/2036	550	544
	Amphenol Corp.	5.375%	11/15/2054	225	223
	Amphenol Corp.	5.300%	11/15/2055	150	146
	Boeing Co.	2.700%	2/1/2027	375	369
	Boeing Co.	5.040%	5/1/2027	550	556
	Boeing Co.	6.259%	5/1/2027	440	452
	Boeing Co.	3.250%	2/1/2028	260	255
	Boeing Co.	3.200%	3/1/2029	475	460
	Boeing Co.	6.298%	5/1/2029	225	239
	Boeing Co.	3.625%	2/1/2031	386	371
	Boeing Co.	6.388%	5/1/2031	735	801
	Boeing Co.	3.600%	5/1/2034	250	228
	Boeing Co.	6.528%	5/1/2034	322	358
	Boeing Co.	3.250%	2/1/2035	200	175

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boeing Co.	6.625%	2/15/2038	75	84
	Boeing Co.	3.550%	3/1/2038	350	296
	Boeing Co.	6.875%	3/15/2039	531	602
	Boeing Co.	5.705%	5/1/2040	428	440
	Boeing Co.	3.375%	6/15/2046	467	335
	Boeing Co.	3.850%	11/1/2048	50	37
	Boeing Co.	3.900%	5/1/2049	815	616
	Boeing Co.	3.750%	2/1/2050	444	329
	Boeing Co.	5.805%	5/1/2050	387	386
	Boeing Co.	6.858%	5/1/2054	490	558
	Boeing Co.	3.950%	8/1/2059	315	227
	Boeing Co.	5.930%	5/1/2060	380	377
	Boeing Co.	7.008%	5/1/2064	500	573
	Burlington Northern Santa Fe LLC	4.950%	9/15/2041	30	29
	Burlington Northern Santa Fe LLC	5.150%	9/1/2043	1,285	1,265
	Burlington Northern Santa Fe LLC	4.125%	6/15/2047	870	728
	Burlington Northern Santa Fe LLC	3.550%	2/15/2050	830	621
	Burlington Northern Santa Fe LLC	2.875%	6/15/2052	815	524
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	65	65
	Burlington Northern Santa Fe LLC	5.800%	3/15/2056	265	277
	Canadian National Railway Co.	4.200%	3/12/2031	300	301
	Canadian National Railway Co.	4.750%	11/12/2035	234	236
	Canadian National Railway Co.	4.450%	1/20/2049	340	297
	Canadian National Railway Co.	2.450%	5/1/2050	480	288
	Canadian Pacific Railway Co.	1.750%	12/2/2026	495	484
	Canadian Pacific Railway Co.	4.800%	3/30/2030	73	75
	Canadian Pacific Railway Co.	5.200%	3/30/2035	296	307
	Canadian Pacific Railway Co.	3.000%	12/2/2041	25	19
	Canadian Pacific Railway Co.	4.950%	8/15/2045	25	24
	Canadian Pacific Railway Co.	3.100%	12/2/2051	970	657
	Canadian Pacific Railway Co.	4.200%	11/15/2069	605	463
	Carrier Global Corp.	2.493%	2/15/2027	685	673
	Carrier Global Corp.	5.900%	3/15/2034	200	216
	Carrier Global Corp.	3.377%	4/5/2040	970	792
[1]	Caterpillar Financial Services Corp.	1.700%	1/8/2027	50	49
[1]	Caterpillar Financial Services Corp.	4.100%	8/15/2028	175	176
	Caterpillar Financial Services Corp.	3.950%	11/14/2028	75	75
	Caterpillar Inc.	1.900%	3/12/2031	200	181
	Caterpillar Inc.	5.200%	5/15/2035	530	555
	Caterpillar Inc.	5.500%	5/15/2055	50	51
	Caterpillar Inc.	4.750%	5/15/2064	555	499
	CNH Industrial Capital LLC	4.500%	10/8/2027	200	201
	CNH Industrial Capital LLC	4.750%	3/21/2028	40	41
	CNH Industrial Capital LLC	5.100%	4/20/2029	605	620
	CNH Industrial Capital LLC	4.500%	10/16/2030	423	424
[1]	CNH Industrial NV	3.850%	11/15/2027	645	643
	CSX Corp.	4.250%	3/15/2029	191	193
	CSX Corp.	4.100%	11/15/2032	200	197
	CSX Corp.	5.050%	6/15/2035	205	210
	CSX Corp.	6.150%	5/1/2037	290	322
	CSX Corp.	3.800%	11/1/2046	500	400
	CSX Corp.	4.500%	11/15/2052	275	238
	CSX Corp.	4.900%	3/15/2055	825	756
	CSX Corp.	4.250%	11/1/2066	425	335
	Cummins Inc.	4.250%	5/9/2028	75	76
	Cummins Inc.	4.900%	2/20/2029	530	546
	Cummins Inc.	4.700%	2/15/2031	320	328
	Cummins Inc.	5.150%	2/20/2034	200	208
	Cummins Inc.	5.300%	5/9/2035	200	209
	Cummins Inc.	4.875%	10/1/2043	499	490
[2]	Daimler Truck Finance North America LLC	5.375%	1/13/2032	200	207
	Deere & Co.	7.125%	3/3/2031	100	114
	Deere & Co.	5.450%	1/16/2035	75	80
	Deere & Co.	5.700%	1/19/2055	395	417
	Deere Funding Canada Corp.	4.150%	10/9/2030	184	184
	Delta Air Lines Inc.	4.950%	7/10/2028	115	117
[2]	Delta Air Lines Inc.	4.750%	10/20/2028	895	901
	Delta Air Lines Inc.	5.250%	7/10/2030	139	143
	Dover Corp.	5.375%	10/15/2035	200	210
	Eaton Corp.	4.000%	11/2/2032	200	197

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eaton Corp.	4.150%	3/15/2033	600	594
	Embraer Netherlands Finance BV	5.980%	2/11/2035	287	305
	Embraer Netherlands Finance BV	5.400%	1/9/2038	80	79
	Emerson Electric Co.	2.200%	12/21/2031	270	241
	Emerson Electric Co.	5.000%	3/15/2035	550	570
[1]	FedEx Corp.	2.400%	5/15/2031	275	249
[1]	FedEx Corp.	4.900%	1/15/2034	300	301
[1]	FedEx Corp.	3.875%	8/1/2042	200	159
[1]	FedEx Corp.	4.100%	4/15/2043	200	162
[1]	FedEx Corp.	4.750%	11/15/2045	150	131
[1]	FedEx Corp.	4.550%	4/1/2046	200	169
[1]	FedEx Corp.	4.050%	2/15/2048	50	39
[1]	FedEx Corp.	4.950%	10/17/2048	200	176
[1]	FedEx Corp.	5.250%	5/15/2050	550	510
	Fortive Corp.	4.300%	6/15/2046	430	363
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/2035	30	30
	General Dynamics Corp.	3.750%	5/15/2028	425	426
	General Dynamics Corp.	3.625%	4/1/2030	280	276
	General Electric Co.	4.300%	7/29/2030	390	394
	General Electric Co.	4.900%	1/29/2036	100	103
[1]	General Electric Co.	5.875%	1/14/2038	310	341
	General Electric Co.	4.350%	5/1/2050	295	257
	GXO Logistics Inc.	2.650%	7/15/2031	560	501
	HEICO Corp.	5.250%	8/1/2028	495	510
	HEICO Corp.	5.350%	8/1/2033	50	52
	Honeywell International Inc.	4.950%	2/15/2028	1,030	1,054
	Honeywell International Inc.	2.700%	8/15/2029	30	29
	Honeywell International Inc.	4.700%	2/1/2030	200	205
	Honeywell International Inc.	1.750%	9/1/2031	720	632
	Honeywell International Inc.	4.750%	2/1/2032	139	142
	Honeywell International Inc.	5.375%	3/1/2041	365	380
	Honeywell International Inc.	2.800%	6/1/2050	610	404
	Howmet Aerospace Inc.	4.850%	10/15/2031	425	438
	Howmet Aerospace Inc.	4.550%	11/15/2032	152	153
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	470	487
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	400	424
	IDEX Corp.	2.625%	6/15/2031	400	366
	Illinois Tool Works Inc.	3.900%	9/1/2042	200	171
	Ingersoll Rand Inc.	5.176%	6/15/2029	350	363
	Ingersoll Rand Inc.	5.450%	6/15/2034	225	235
	Ingersoll Rand Inc.	5.700%	6/15/2054	260	264
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	200	211
[1]	John Deere Capital Corp.	4.850%	3/5/2027	270	274
[1]	John Deere Capital Corp.	2.350%	3/8/2027	265	260
[1]	John Deere Capital Corp.	1.750%	3/9/2027	250	244
[1]	John Deere Capital Corp.	4.900%	6/11/2027	315	320
[1]	John Deere Capital Corp.	4.750%	1/20/2028	385	393
[1]	John Deere Capital Corp.	4.900%	3/3/2028	200	205
[1]	John Deere Capital Corp.	4.250%	6/5/2028	335	339
[1]	John Deere Capital Corp.	4.950%	7/14/2028	200	205
[1]	John Deere Capital Corp.	3.450%	3/7/2029	200	198
[1]	John Deere Capital Corp.	2.800%	7/18/2029	275	265
[1]	John Deere Capital Corp.	2.450%	1/9/2030	210	199
[1]	John Deere Capital Corp.	4.550%	6/5/2030	220	224
[1]	John Deere Capital Corp.	4.375%	10/15/2030	420	426
	John Deere Capital Corp.	1.450%	1/15/2031	285	252
[1]	John Deere Capital Corp.	4.900%	3/7/2031	280	290
	John Deere Capital Corp.	4.400%	9/8/2031	570	577
[1]	John Deere Capital Corp.	3.900%	6/7/2032	155	153
[1]	John Deere Capital Corp.	5.150%	9/8/2033	200	210
[1]	John Deere Capital Corp.	5.100%	4/11/2034	25	26
[1]	John Deere Capital Corp.	5.050%	6/12/2034	200	208
[1]	Johnson Controls International plc	6.000%	1/15/2036	255	280
	Johnson Controls International plc	4.500%	2/15/2047	275	241
[1]	Johnson Controls International plc	4.950%	7/2/2064	105	92
	Keysight Technologies Inc.	4.950%	10/15/2034	455	461
	L3Harris Technologies Inc.	5.050%	6/1/2029	670	690
	L3Harris Technologies Inc.	5.250%	6/1/2031	1,160	1,211
	L3Harris Technologies Inc.	5.350%	6/1/2034	200	208
	L3Harris Technologies Inc.	5.600%	7/31/2053	190	191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lockheed Martin Corp.	4.450%	5/15/2028	334	338
	Lockheed Martin Corp.	4.150%	8/15/2028	50	50
	Lockheed Martin Corp.	4.500%	2/15/2029	200	203
	Lockheed Martin Corp.	4.400%	8/15/2030	175	177
	Lockheed Martin Corp.	5.250%	1/15/2033	310	327
	Lockheed Martin Corp.	4.750%	2/15/2034	340	346
	Lockheed Martin Corp.	5.000%	8/15/2035	155	159
	Lockheed Martin Corp.	3.800%	3/1/2045	260	212
	Lockheed Martin Corp.	4.700%	5/15/2046	743	682
	Lockheed Martin Corp.	4.150%	6/15/2053	420	342
	Lockheed Martin Corp.	5.200%	2/15/2055	295	283
	Lockheed Martin Corp.	5.900%	11/15/2063	500	527
	Norfolk Southern Corp.	5.050%	8/1/2030	860	893
	Norfolk Southern Corp.	4.450%	3/1/2033	200	200
	Norfolk Southern Corp.	5.100%	5/1/2035	450	463
	Norfolk Southern Corp.	4.450%	6/15/2045	715	631
	Norfolk Southern Corp.	4.650%	1/15/2046	200	180
	Norfolk Southern Corp.	4.150%	2/28/2048	25	21
	Norfolk Southern Corp.	5.350%	8/1/2054	200	195
	Norfolk Southern Corp.	3.155%	5/15/2055	355	235
	Norfolk Southern Corp.	5.950%	3/15/2064	200	210
	Norfolk Southern Corp.	4.100%	5/15/2121	200	142
	Northrop Grumman Corp.	3.250%	1/15/2028	960	946
	Northrop Grumman Corp.	4.650%	7/15/2030	385	393
	Northrop Grumman Corp.	4.700%	3/15/2033	200	203
	Northrop Grumman Corp.	4.030%	10/15/2047	542	444
	Northrop Grumman Corp.	5.250%	5/1/2050	810	781
	nVent Finance Sarl	4.550%	4/15/2028	200	201
	Otis Worldwide Corp.	2.293%	4/5/2027	390	381
	Otis Worldwide Corp.	2.565%	2/15/2030	180	169
	Otis Worldwide Corp.	5.125%	11/19/2031	200	208
	Otis Worldwide Corp.	5.131%	9/4/2035	88	90
	Otis Worldwide Corp.	3.112%	2/15/2040	310	244
	PACCAR Financial Corp.	5.000%	5/13/2027	205	209
	PACCAR Financial Corp.	4.250%	6/23/2027	150	151
	PACCAR Financial Corp.	4.450%	8/6/2027	920	931
	PACCAR Financial Corp.	4.000%	8/8/2028	450	453
[1]	PACCAR Financial Corp.	4.000%	11/7/2028	78	78
	PACCAR Financial Corp.	4.550%	5/8/2030	75	77
[1]	PACCAR Financial Corp.	5.000%	3/22/2034	215	224
	Parker-Hannifin Corp.	4.250%	9/15/2027	127	128
	Parker-Hannifin Corp.	4.500%	9/15/2029	605	615
	Parker-Hannifin Corp.	4.000%	6/14/2049	560	457
	Pentair Finance Sarl	4.500%	7/1/2029	315	317
	Precision Castparts Corp.	4.375%	6/15/2045	100	89
[1]	Regal Rexnord Corp.	6.300%	2/15/2030	750	797
	Regal Rexnord Corp.	6.400%	4/15/2033	105	113
	Republic Services Inc.	3.950%	5/15/2028	115	115
	Republic Services Inc.	4.875%	4/1/2029	100	103
	Republic Services Inc.	4.750%	7/15/2030	19	20
	Republic Services Inc.	1.750%	2/15/2032	475	411
	Republic Services Inc.	2.375%	3/15/2033	250	220
	Republic Services Inc.	5.000%	12/15/2033	200	208
	Republic Services Inc.	5.150%	3/15/2035	21	22
	Republic Services Inc.	6.200%	3/1/2040	195	217
	Republic Services Inc.	3.050%	3/1/2050	200	138
	Rockwell Automation Inc.	1.750%	8/15/2031	300	264
	Rockwell Automation Inc.	4.200%	3/1/2049	275	233
	RTX Corp.	3.500%	3/15/2027	985	979
	RTX Corp.	4.125%	11/16/2028	35	35
	RTX Corp.	6.000%	3/15/2031	550	595
	RTX Corp.	1.900%	9/1/2031	153	135
	RTX Corp.	5.150%	2/27/2033	504	525
	RTX Corp.	6.050%	6/1/2036	290	319
	RTX Corp.	6.125%	7/15/2038	290	321
	RTX Corp.	5.700%	4/15/2040	25	27
	RTX Corp.	4.875%	10/15/2040	200	196
	RTX Corp.	4.700%	12/15/2041	247	232
	RTX Corp.	4.500%	6/1/2042	487	445
	RTX Corp.	4.800%	12/15/2043	370	346

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	RTX Corp.	4.150%	5/15/2045	240	203
	RTX Corp.	3.750%	11/1/2046	200	158
	RTX Corp.	4.350%	4/15/2047	285	245
	RTX Corp.	4.050%	5/4/2047	275	226
	RTX Corp.	4.625%	11/16/2048	470	417
	RTX Corp.	6.400%	3/15/2054	315	353
[1]	Ryder System Inc.	2.900%	12/1/2026	200	198
[1]	Ryder System Inc.	5.300%	3/15/2027	250	254
[1]	Ryder System Inc.	5.250%	6/1/2028	540	555
	Ryder System Inc.	6.300%	12/1/2028	200	212
[1]	Ryder System Inc.	4.850%	6/15/2030	50	51
	Ryder System Inc.	4.300%	12/1/2030	100	100
	Ryder System Inc.	6.600%	12/1/2033	300	336
	Southwest Airlines Co.	5.125%	6/15/2027	725	733
	Southwest Airlines Co.	4.375%	11/15/2028	100	100
	Southwest Airlines Co.	5.250%	11/15/2035	150	147
	Teledyne Technologies Inc.	2.750%	4/1/2031	240	223
	Textron Inc.	2.450%	3/15/2031	590	536
	Textron Inc.	6.100%	11/15/2033	50	54
	Textron Inc.	4.950%	3/15/2036	50	50
	Trane Technologies Financing Ltd.	3.800%	3/21/2029	250	248
	Trane Technologies Financing Ltd.	4.500%	3/21/2049	325	284
	Trimble Inc.	4.900%	6/15/2028	465	472
	Triton Container International Ltd.	3.250%	3/15/2032	234	211
	Tyco Electronics Group SA	7.125%	10/1/2037	120	142
	Union Pacific Corp.	2.375%	5/20/2031	232	213
	Union Pacific Corp.	2.800%	2/14/2032	335	309
	Union Pacific Corp.	5.100%	2/20/2035	114	118
	Union Pacific Corp.	2.891%	4/6/2036	1,020	868
	Union Pacific Corp.	3.600%	9/15/2037	400	359
[1]	Union Pacific Corp.	3.550%	8/15/2039	525	453
	Union Pacific Corp.	3.250%	2/5/2050	1,060	748
	Union Pacific Corp.	5.600%	12/1/2054	475	483
	Union Pacific Corp.	3.839%	3/20/2060	150	111
	Union Pacific Corp.	2.973%	9/16/2062	250	150
	Union Pacific Corp.	3.750%	2/5/2070	345	239
	Union Pacific Corp.	3.799%	4/6/2071	100	70
[1]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	233	246
[1]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/2028	249	242
[1]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/2030	465	450
	United Parcel Service Inc.	3.050%	11/15/2027	545	538
	United Parcel Service Inc.	4.650%	10/15/2030	50	51
	United Parcel Service Inc.	4.875%	3/3/2033	275	285
	United Parcel Service Inc.	6.200%	1/15/2038	250	278
	United Parcel Service Inc.	4.875%	11/15/2040	60	59
	United Parcel Service Inc.	3.625%	10/1/2042	200	163
	United Parcel Service Inc.	5.050%	3/3/2053	910	848
	United Parcel Service Inc.	5.500%	5/22/2054	375	372
	United Parcel Service Inc.	5.950%	5/14/2055	140	148
	United Parcel Service Inc.	5.600%	5/22/2064	115	113
	United Parcel Service Inc.	6.050%	5/14/2065	285	300
	Valmont Industries Inc.	5.000%	10/1/2044	345	326
	Waste Connections Inc.	2.600%	2/1/2030	510	482
	Waste Connections Inc.	3.200%	6/1/2032	220	205
	Waste Connections Inc.	4.200%	1/15/2033	200	197
	Waste Connections Inc.	5.250%	9/1/2035	104	108
	Waste Connections Inc.	2.950%	1/15/2052	240	158
	Waste Management Inc.	4.950%	7/3/2027	275	280
	Waste Management Inc.	1.150%	3/15/2028	910	857
	Waste Management Inc.	4.500%	3/15/2028	451	457
	Waste Management Inc.	4.875%	2/15/2029	405	416
	Waste Management Inc.	1.500%	3/15/2031	100	88
	Waste Management Inc.	4.800%	3/15/2032	200	206
	Waste Management Inc.	4.150%	4/15/2032	25	25
	Waste Management Inc.	4.875%	2/15/2034	50	52
	Waste Management Inc.	5.350%	10/15/2054	700	696
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	50	51
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	105	110
	WW Grainger Inc.	3.750%	5/15/2046	415	336

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Xylem Inc.	1.950%	1/30/2028	382	367
					97,781
Materials (3.0%)
	Air Products and Chemicals Inc.	1.850%	5/15/2027	160	156
	Air Products and Chemicals Inc.	4.800%	3/3/2033	440	451
	Air Products and Chemicals Inc.	2.800%	5/15/2050	50	33
	Albemarle Corp.	5.050%	6/1/2032	515	517
	Amcor Finance USA Inc.	4.500%	5/15/2028	250	251
	Amcor Finance USA Inc.	5.625%	5/26/2033	225	236
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	135	137
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	126	129
	Amcor Flexibles North America Inc.	5.500%	3/17/2035	52	54
	Amcor Group Finance plc	5.450%	5/23/2029	200	207
[2]	Amrize Finance US LLC	4.600%	4/7/2027	51	51
[2]	Amrize Finance US LLC	4.700%	4/7/2028	26	26
[2]	Amrize Finance US LLC	4.950%	4/7/2030	37	38
[2]	Amrize Finance US LLC	5.400%	4/7/2035	375	389
	AngloGold Ashanti Holdings plc	3.750%	10/1/2030	450	431
	AptarGroup Inc.	4.750%	3/30/2031	119	120
	AptarGroup Inc.	3.600%	3/15/2032	200	187
	ArcelorMittal SA	6.800%	11/29/2032	350	392
	ArcelorMittal SA	6.350%	6/17/2054	260	272
	Barrick North America Finance LLC	5.750%	5/1/2043	500	516
	Berry Global Inc.	1.650%	1/15/2027	50	49
	Berry Global Inc.	5.500%	4/15/2028	200	206
	Berry Global Inc.	5.650%	1/15/2034	330	346
	BHP Billiton Finance USA Ltd.	5.000%	2/21/2030	575	594
	BHP Billiton Finance USA Ltd.	5.250%	9/8/2030	353	369
	BHP Billiton Finance USA Ltd.	5.250%	9/8/2033	315	329
	BHP Billiton Finance USA Ltd.	5.000%	2/15/2036	450	458
	BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	1,020	980
	BHP Billiton Finance USA Ltd.	5.750%	9/5/2055	50	52
	Carlisle Cos. Inc.	2.750%	3/1/2030	256	242
	Carlisle Cos. Inc.	5.250%	9/15/2035	24	25
	Carlisle Cos. Inc.	5.550%	9/15/2040	220	224
	Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	85	84
	Celulosa Arauco y Constitucion SA	5.500%	11/2/2047	70	63
	CF Industries Inc.	5.150%	3/15/2034	475	480
	CF Industries Inc.	5.300%	11/26/2035	100	101
	CF Industries Inc.	5.375%	3/15/2044	125	119
	CRH America Finance Inc.	4.400%	2/9/2031	207	207
	CRH America Finance Inc.	5.500%	1/9/2035	450	472
	CRH America Finance Inc.	5.000%	2/9/2036	250	253
	CRH America Finance Inc.	5.600%	2/9/2056	100	100
	CRH SMW Finance DAC	5.125%	1/9/2030	340	351
	Dow Chemical Co.	4.800%	11/30/2028	400	406
	Dow Chemical Co.	5.150%	2/15/2034	200	200
	Dow Chemical Co.	5.250%	11/15/2041	85	78
	Dow Chemical Co.	4.625%	10/1/2044	610	497
	Dow Chemical Co.	5.550%	11/30/2048	160	144
	Dow Chemical Co.	3.600%	11/15/2050	225	149
	Dow Chemical Co.	6.900%	5/15/2053	255	268
	Dow Chemical Co.	5.600%	2/15/2054	210	187
	Dow Chemical Co.	5.950%	3/15/2055	125	117
[2]	DuPont de Nemours Inc.	4.725%	11/15/2028	77	78
	Eagle Materials Inc.	5.000%	3/15/2036	150	148
	Eastman Chemical Co.	5.000%	8/1/2029	500	510
	Eastman Chemical Co.	5.625%	2/20/2034	580	600
	Ecolab Inc.	3.250%	12/1/2027	20	20
	Ecolab Inc.	5.250%	1/15/2028	90	92
	Ecolab Inc.	4.300%	6/15/2028	100	101
	Ecolab Inc.	4.800%	3/24/2030	753	774
	Ecolab Inc.	1.300%	1/30/2031	350	304
	Ecolab Inc.	5.000%	9/1/2035	125	128
	Ecolab Inc.	2.750%	8/18/2055	310	191
	EIDP Inc.	2.300%	7/15/2030	463	429
	EIDP Inc.	5.125%	5/15/2032	265	273
	Freeport-McMoRan Inc.	4.250%	3/1/2030	465	463
	Freeport-McMoRan Inc.	5.450%	3/15/2043	525	511

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gerdau Trade Inc.	5.750%	6/9/2035	109	113
	International Flavors & Fragrances Inc.	5.000%	9/26/2048	197	176
	International Paper Co.	6.000%	11/15/2041	260	270
	International Paper Co.	4.350%	8/15/2048	560	460
	Linde Inc.	1.100%	8/10/2030	735	645
	LYB International Finance III LLC	2.250%	10/1/2030	660	589
	LYB International Finance III LLC	5.125%	1/15/2031	35	35
	LYB International Finance III LLC	5.625%	5/15/2033	200	203
	LYB International Finance III LLC	6.150%	5/15/2035	25	26
	LYB International Finance III LLC	5.875%	1/15/2036	100	100
	LYB International Finance III LLC	4.200%	10/15/2049	225	165
	LYB International Finance III LLC	4.200%	5/1/2050	245	178
	LYB International Finance III LLC	3.625%	4/1/2051	715	470
	Martin Marietta Materials Inc.	5.150%	12/1/2034	283	291
	Martin Marietta Materials Inc.	3.200%	7/15/2051	480	329
	Mosaic Co.	4.050%	11/15/2027	200	200
	Mosaic Co.	4.350%	1/15/2029	150	150
	Mosaic Co.	4.600%	11/15/2030	150	151
	Mosaic Co.	5.625%	11/15/2043	215	209
	Newmont Corp.	2.600%	7/15/2032	55	50
	Newmont Corp.	5.350%	3/15/2034	1,360	1,425
	Nucor Corp.	4.300%	5/23/2027	571	574
	Nucor Corp.	3.125%	4/1/2032	200	186
	Nucor Corp.	6.400%	12/1/2037	420	473
	Nucor Corp.	4.400%	5/1/2048	270	234
	Nutrien Ltd.	5.200%	6/21/2027	608	618
	Nutrien Ltd.	4.200%	4/1/2029	197	197
	Nutrien Ltd.	5.250%	3/12/2032	89	92
	Nutrien Ltd.	5.250%	1/15/2045	412	393
	Nutrien Ltd.	5.800%	3/27/2053	655	667
	Packaging Corp. of America	3.400%	12/15/2027	200	198
	Packaging Corp. of America	5.700%	12/1/2033	250	266
	Packaging Corp. of America	5.200%	8/15/2035	48	49
	PPG Industries Inc.	3.750%	3/15/2028	295	294
	PPG Industries Inc.	4.375%	3/15/2031	277	278
	Rio Tinto Alcan Inc.	6.125%	12/15/2033	300	331
	Rio Tinto Finance USA Ltd.	2.750%	11/2/2051	150	94
	Rio Tinto Finance USA plc	4.375%	3/12/2027	16	16
	Rio Tinto Finance USA plc	4.500%	3/14/2028	65	66
	Rio Tinto Finance USA plc	4.875%	3/14/2030	125	129
	Rio Tinto Finance USA plc	5.000%	3/14/2032	83	86
	Rio Tinto Finance USA plc	5.000%	3/9/2033	185	191
	Rio Tinto Finance USA plc	5.250%	3/14/2035	778	807
	Rio Tinto Finance USA plc	5.125%	3/9/2053	275	261
	Rio Tinto Finance USA plc	5.750%	3/14/2055	250	259
	Rio Tinto Finance USA plc	5.875%	3/14/2065	161	168
	RPM International Inc.	4.550%	3/1/2029	370	375
	Sherwin-Williams Co.	3.450%	6/1/2027	550	545
	Sherwin-Williams Co.	2.300%	5/15/2030	250	231
	Sherwin-Williams Co.	4.500%	8/15/2030	60	61
	Sherwin-Williams Co.	2.200%	3/15/2032	200	176
	Sherwin-Williams Co.	5.150%	8/15/2035	300	307
	Sherwin-Williams Co.	4.500%	6/1/2047	475	412
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	470	489
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	625	647
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	537	543
	Sonoco Products Co.	5.000%	9/1/2034	258	256
	Southern Copper Corp.	7.500%	7/27/2035	165	196
	Southern Copper Corp.	6.750%	4/16/2040	213	242
	Southern Copper Corp.	5.250%	11/8/2042	650	622
	Southern Copper Corp.	5.875%	4/23/2045	258	266
	Steel Dynamics Inc.	4.000%	12/15/2028	100	100
	Steel Dynamics Inc.	5.375%	8/15/2034	440	458
	Steel Dynamics Inc.	5.250%	5/15/2035	210	216
	Steel Dynamics Inc.	5.750%	5/15/2055	76	77
	Suzano Austria GmbH	6.000%	1/15/2029	810	834
[1]	Suzano Austria GmbH	3.125%	1/15/2032	708	633
	Suzano Netherlands BV	5.500%	1/15/2036	67	66
	Vale Overseas Ltd.	3.750%	7/8/2030	406	392
	Vale Overseas Ltd.	6.400%	6/28/2054	565	581

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vale SA	5.625%	9/11/2042	279	282
	Vulcan Materials Co.	4.950%	12/1/2029	370	380
	Vulcan Materials Co.	5.350%	12/1/2034	340	354
	Vulcan Materials Co.	5.700%	12/1/2054	290	296
	Westlake Corp.	3.375%	6/15/2030	125	119
	Westlake Corp.	5.550%	11/15/2035	161	162
	Westlake Corp.	2.875%	8/15/2041	290	199
	Westlake Corp.	5.000%	8/15/2046	170	147
	Westlake Corp.	3.125%	8/15/2051	105	65
	Westlake Corp.	6.375%	11/15/2055	286	287
	WRKCo Inc.	4.000%	3/15/2028	430	429
	WRKCo Inc.	3.900%	6/1/2028	250	249
	WRKCo Inc.	4.200%	6/1/2032	200	195
	WRKCo Inc.	3.000%	6/15/2033	390	349
					42,765
Real Estate (3.5%)
	Agree LP	2.000%	6/15/2028	200	190
	Agree LP	2.900%	10/1/2030	200	188
	Agree LP	5.625%	6/15/2034	200	210
	Agree LP	5.600%	6/15/2035	20	21
	Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	200	187
	Alexandria Real Estate Equities Inc.	2.000%	5/18/2032	225	191
	Alexandria Real Estate Equities Inc.	1.875%	2/1/2033	225	185
	Alexandria Real Estate Equities Inc.	2.950%	3/15/2034	110	95
	Alexandria Real Estate Equities Inc.	5.250%	5/15/2036	850	847
	Alexandria Real Estate Equities Inc.	4.000%	2/1/2050	308	230
	Alexandria Real Estate Equities Inc.	3.550%	3/15/2052	40	27
	American Homes 4 Rent LP	4.900%	2/15/2029	200	204
	American Homes 4 Rent LP	4.950%	6/15/2030	100	102
	American Homes 4 Rent LP	5.500%	2/1/2034	200	207
	American Homes 4 Rent LP	5.500%	7/15/2034	275	285
	American Tower Corp.	3.125%	1/15/2027	365	361
	American Tower Corp.	4.900%	3/15/2030	211	216
	American Tower Corp.	1.875%	10/15/2030	200	178
	American Tower Corp.	2.700%	4/15/2031	590	541
	American Tower Corp.	4.050%	3/15/2032	200	195
	American Tower Corp.	5.650%	3/15/2033	200	211
	American Tower Corp.	5.550%	7/15/2033	200	210
	American Tower Corp.	5.900%	11/15/2033	200	214
	American Tower Corp.	5.350%	3/15/2035	100	103
	American Tower Corp.	3.100%	6/15/2050	400	269
	American Tower Corp.	2.950%	1/15/2051	445	288
	Americold Realty Operating Partnership LP	5.600%	5/15/2032	265	269
[1]	AvalonBay Communities Inc.	3.200%	1/15/2028	200	197
[4]	AvalonBay Communities Inc.	4.350%	12/1/2030	224	225
[1]	AvalonBay Communities Inc.	2.450%	1/15/2031	200	183
	AvalonBay Communities Inc.	5.000%	2/15/2033	200	206
	AvalonBay Communities Inc.	5.300%	12/7/2033	335	350
	AvalonBay Communities Inc.	5.000%	8/1/2035	100	101
[1]	AvalonBay Communities Inc.	3.900%	10/15/2046	200	162
	Boston Properties LP	2.550%	4/1/2032	50	44
	Boston Properties LP	6.500%	1/15/2034	630	681
	Brixmor Operating Partnership LP	5.750%	2/15/2035	225	237
	Broadstone Net Lease LLC	2.600%	9/15/2031	200	177
	Camden Property Trust	3.150%	7/1/2029	520	503
	Camden Property Trust	4.900%	1/15/2034	250	255
	CBRE Services Inc.	4.800%	6/15/2030	75	76
	CBRE Services Inc.	4.900%	1/15/2033	188	190
	CBRE Services Inc.	5.950%	8/15/2034	200	215
	CBRE Services Inc.	5.500%	6/15/2035	100	104
	COPT Defense Properties LP	4.500%	10/15/2030	296	295
	COPT Defense Properties LP	2.900%	12/1/2033	278	238
	Cousins Properties LP	5.875%	10/1/2034	485	507
	Crown Castle Inc.	2.900%	3/15/2027	200	197
	Crown Castle Inc.	4.900%	9/1/2029	575	584
	Crown Castle Inc.	2.500%	7/15/2031	165	148
	Crown Castle Inc.	5.100%	5/1/2033	805	816
	Crown Castle Inc.	3.250%	1/15/2051	700	469
	CubeSmart LP	2.250%	12/15/2028	110	104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Digital Realty Trust LP	3.700%	8/15/2027	275	273
	Digital Realty Trust LP	4.450%	7/15/2028	25	25
	Digital Realty Trust LP	3.600%	7/1/2029	300	294
	DOC DR LLC	4.300%	3/15/2027	240	240
	DOC DR LLC	2.625%	11/1/2031	200	180
	EPR Properties	3.750%	8/15/2029	225	218
	Equinix Europe 2 Financing Corp. LLC	4.600%	11/15/2030	300	302
	Equinix Inc.	2.150%	7/15/2030	900	817
	Equinix Inc.	2.500%	5/15/2031	200	181
	Equinix Inc.	3.900%	4/15/2032	200	193
	Equinix Inc.	3.000%	7/15/2050	310	202
	ERP Operating LP	3.250%	8/1/2027	290	287
	ERP Operating LP	4.150%	12/1/2028	202	203
	ERP Operating LP	3.000%	7/1/2029	200	193
	ERP Operating LP	4.950%	6/15/2032	40	41
	ERP Operating LP	4.650%	9/15/2034	200	199
	ERP Operating LP	4.500%	7/1/2044	125	112
	Essential Properties LP	2.950%	7/15/2031	200	183
	Essential Properties LP	5.400%	12/1/2035	215	216
	Essex Portfolio LP	3.625%	5/1/2027	75	75
	Essex Portfolio LP	3.000%	1/15/2030	300	285
	Essex Portfolio LP	5.500%	4/1/2034	233	243
	Extra Space Storage LP	5.700%	4/1/2028	441	456
	Extra Space Storage LP	3.900%	4/1/2029	300	297
	Extra Space Storage LP	4.000%	6/15/2029	200	199
	Extra Space Storage LP	2.200%	10/15/2030	220	199
	Extra Space Storage LP	2.350%	3/15/2032	200	175
	Extra Space Storage LP	4.950%	1/15/2033	131	133
	Extra Space Storage LP	5.400%	6/15/2035	200	206
	Federal Realty OP LP	3.250%	7/15/2027	200	198
	Federal Realty OP LP	3.200%	6/15/2029	275	265
	Federal Realty OP LP	4.500%	12/1/2044	130	115
	GLP Capital LP	4.000%	1/15/2031	725	695
	GLP Capital LP	5.250%	2/15/2033	145	146
	GLP Capital LP	5.625%	9/15/2034	220	223
	GLP Capital LP	5.750%	11/1/2037	200	200
	Healthpeak OP LLC	1.350%	2/1/2027	300	290
	Healthpeak OP LLC	2.125%	12/1/2028	225	212
	Healthpeak OP LLC	3.500%	7/15/2029	200	195
	Healthpeak OP LLC	3.000%	1/15/2030	577	548
	Healthpeak OP LLC	2.875%	1/15/2031	233	216
	Highwoods Realty LP	4.200%	4/15/2029	340	335
	Highwoods Realty LP	3.050%	2/15/2030	570	532
	Highwoods Realty LP	5.350%	1/15/2033	71	71
	Host Hotels & Resorts LP	4.250%	12/15/2028	361	361
[1]	Host Hotels & Resorts LP	3.375%	12/15/2029	425	407
	Host Hotels & Resorts LP	5.700%	7/1/2034	200	207
	Invitation Homes Operating Partnership LP	5.450%	8/15/2030	310	323
	Jones Lang LaSalle Inc.	6.875%	12/1/2028	600	642
	Kimco Realty OP LLC	1.900%	3/1/2028	200	191
	Kimco Realty OP LLC	2.700%	10/1/2030	480	448
	Kimco Realty OP LLC	4.850%	3/1/2035	200	200
	Kimco Realty OP LLC	4.250%	4/1/2045	215	183
	Kimco Realty OP LLC	4.450%	9/1/2047	265	229
	Kite Realty Group LP	5.200%	8/15/2032	50	51
	Ladder Capital Finance Holdings LLLP	5.500%	8/1/2030	166	170
	LXP Industrial Trust	2.375%	10/1/2031	200	175
	Mid-America Apartments LP	3.600%	6/1/2027	725	722
	Mid-America Apartments LP	3.950%	3/15/2029	270	269
	Mid-America Apartments LP	5.300%	2/15/2032	195	204
	Mid-America Apartments LP	5.000%	3/15/2034	295	300
	NNN REIT Inc.	3.500%	10/15/2027	299	296
	NNN REIT Inc.	4.600%	2/15/2031	75	76
	NNN REIT Inc.	3.000%	4/15/2052	545	347
	Omega Healthcare Investors Inc.	4.500%	4/1/2027	370	371
	Omega Healthcare Investors Inc.	5.200%	7/1/2030	85	87
	Omega Healthcare Investors Inc.	3.375%	2/1/2031	230	215
	Phillips Edison Grocery Center Operating Partnership I LP	5.250%	8/15/2032	110	113
	Prologis LP	3.375%	12/15/2027	300	297
	Prologis LP	4.000%	9/15/2028	214	214

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prologis LP	4.375%	2/1/2029	200	202
	Prologis LP	1.250%	10/15/2030	525	460
	Prologis LP	1.750%	2/1/2031	200	177
	Prologis LP	4.625%	1/15/2033	200	203
	Prologis LP	4.750%	6/15/2033	349	354
	Prologis LP	5.125%	1/15/2034	75	77
	Prologis LP	5.000%	1/31/2035	200	204
	Prologis LP	3.000%	4/15/2050	335	224
	Prologis LP	2.125%	10/15/2050	60	33
	Prologis LP	5.250%	3/15/2054	325	313
	Public Storage Operating Co.	5.125%	1/15/2029	460	476
	Public Storage Operating Co.	4.375%	7/1/2030	300	303
	Public Storage Operating Co.	2.300%	5/1/2031	375	340
	Public Storage Operating Co.	5.100%	8/1/2033	290	302
	Public Storage Operating Co.	5.000%	7/1/2035	150	153
	Rayonier LP	2.750%	5/17/2031	255	231
	Realty Income Corp.	2.100%	3/15/2028	1,030	988
	Realty Income Corp.	5.625%	10/13/2032	200	213
	Realty Income Corp.	2.850%	12/15/2032	200	180
	Realty Income Corp.	4.500%	2/1/2033	426	423
	Realty Income Corp.	4.900%	7/15/2033	360	366
	Realty Income Corp.	5.125%	2/15/2034	100	103
	Realty Income Corp.	5.375%	9/1/2054	160	157
	Regency Centers LP	3.600%	2/1/2027	200	199
	Regency Centers LP	5.250%	1/15/2034	200	207
	Regency Centers LP	5.100%	1/15/2035	225	229
	Regency Centers LP	4.400%	2/1/2047	320	277
	Rexford Industrial Realty LP	2.150%	9/1/2031	225	198
	Sabra Health Care LP	3.200%	12/1/2031	400	366
	Safehold GL Holdings LLC	2.850%	1/15/2032	200	179
	Simon Property Group LP	1.375%	1/15/2027	200	194
	Simon Property Group LP	3.375%	6/15/2027	315	313
	Simon Property Group LP	2.450%	9/13/2029	214	202
	Simon Property Group LP	4.375%	10/1/2030	620	625
	Simon Property Group LP	2.250%	1/15/2032	150	132
	Simon Property Group LP	2.650%	2/1/2032	200	181
	Simon Property Group LP	5.500%	3/8/2033	200	212
	Simon Property Group LP	6.250%	1/15/2034	200	221
	Simon Property Group LP	5.125%	10/1/2035	31	32
	Simon Property Group LP	3.250%	9/13/2049	225	157
	Simon Property Group LP	3.800%	7/15/2050	295	225
	Simon Property Group LP	5.850%	3/8/2053	440	454
	Simon Property Group LP	6.650%	1/15/2054	360	408
[2]	Store Capital LLC	5.400%	4/30/2030	345	352
	Store Capital LLC	2.750%	11/18/2030	200	182
	Sun Communities Operating LP	4.200%	4/15/2032	200	195
[1]	UDR Inc.	3.500%	7/1/2027	77	76
	Ventas Realty LP	4.750%	11/15/2030	255	259
	Ventas Realty LP	2.500%	9/1/2031	200	180
	Ventas Realty LP	5.100%	7/15/2032	450	463
	Ventas Realty LP	5.000%	1/15/2035	140	141
	VICI Properties LP	4.750%	2/15/2028	655	662
	VICI Properties LP	4.750%	4/1/2028	360	364
	VICI Properties LP	4.950%	2/15/2030	300	304
	VICI Properties LP	5.125%	11/15/2031	260	264
	VICI Properties LP	5.125%	5/15/2032	90	91
	VICI Properties LP	5.750%	4/1/2034	200	208
	VICI Properties LP	5.625%	4/1/2035	112	115
	Welltower OP LLC	2.050%	1/15/2029	575	542
	Welltower OP LLC	4.500%	7/1/2030	200	203
	Welltower OP LLC	2.750%	1/15/2031	200	187
	Welltower OP LLC	2.800%	6/1/2031	244	227
	Welltower OP LLC	5.125%	7/1/2035	340	350
	Welltower OP LLC	4.950%	9/1/2048	425	402
	Weyerhaeuser Co.	4.000%	4/15/2030	206	204
	Weyerhaeuser Co.	3.375%	3/9/2033	275	252
	WP Carey Inc.	3.850%	7/15/2029	225	222
	WP Carey Inc.	2.450%	2/1/2032	760	671
					50,063

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Technology (8.4%)
	Accenture Capital Inc.	4.050%	10/4/2029	515	516
	Accenture Capital Inc.	4.250%	10/4/2031	850	852
	Adobe Inc.	4.750%	1/17/2028	710	725
[3]	Adobe Inc.	4.950%	4/4/2034	465	483
	Advanced Micro Devices Inc.	4.319%	3/24/2028	60	61
	Advanced Micro Devices Inc.	4.393%	6/1/2052	30	26
	Analog Devices Inc.	4.250%	6/15/2028	410	413
	Analog Devices Inc.	4.500%	6/15/2030	360	366
	Analog Devices Inc.	2.100%	10/1/2031	525	467
	Analog Devices Inc.	2.800%	10/1/2041	510	381
	Apple Inc.	3.350%	2/9/2027	519	517
	Apple Inc.	3.200%	5/11/2027	499	496
	Apple Inc.	3.000%	6/20/2027	110	109
	Apple Inc.	1.200%	2/8/2028	830	787
	Apple Inc.	4.000%	5/10/2028	525	529
	Apple Inc.	4.000%	5/12/2028	460	464
	Apple Inc.	3.250%	8/8/2029	520	512
	Apple Inc.	1.650%	5/11/2030	250	228
	Apple Inc.	4.200%	5/12/2030	449	456
	Apple Inc.	1.650%	2/8/2031	295	264
	Apple Inc.	4.500%	5/12/2032	220	226
	Apple Inc.	3.350%	8/8/2032	453	436
	Apple Inc.	4.300%	5/10/2033	665	678
	Apple Inc.	4.750%	5/12/2035	562	580
	Apple Inc.	4.500%	2/23/2036	313	320
	Apple Inc.	3.850%	5/4/2043	368	316
	Apple Inc.	4.375%	5/13/2045	905	822
	Apple Inc.	4.650%	2/23/2046	425	399
	Apple Inc.	3.750%	11/13/2047	940	761
	Apple Inc.	2.950%	9/11/2049	1,024	706
	Apple Inc.	2.650%	5/11/2050	1,114	718
	Apple Inc.	2.650%	2/8/2051	200	128
	Apple Inc.	3.950%	8/8/2052	1,455	1,183
	Apple Inc.	2.550%	8/20/2060	30	17
	Apple Inc.	4.100%	8/8/2062	270	218
	Applied Materials Inc.	1.750%	6/1/2030	725	657
	Applied Materials Inc.	5.100%	10/1/2035	202	210
	Applied Materials Inc.	4.600%	1/15/2036	125	124
	Applied Materials Inc.	5.850%	6/15/2041	325	349
	Autodesk Inc.	5.300%	6/15/2035	225	233
	Automatic Data Processing Inc.	1.700%	5/15/2028	205	195
	Automatic Data Processing Inc.	1.250%	9/1/2030	331	293
	Automatic Data Processing Inc.	4.750%	5/8/2032	135	139
	Automatic Data Processing Inc.	4.450%	9/9/2034	475	476
	Avnet Inc.	6.250%	3/15/2028	200	207
	Broadcom Inc.	5.050%	7/12/2027	438	446
	Broadcom Inc.	4.150%	2/15/2028	325	327
	Broadcom Inc.	4.800%	4/15/2028	225	229
	Broadcom Inc.	4.110%	9/15/2028	335	336
	Broadcom Inc.	5.050%	7/12/2029	1,575	1,627
	Broadcom Inc.	5.050%	4/15/2030	395	409
	Broadcom Inc.	4.600%	7/15/2030	175	178
	Broadcom Inc.	4.200%	10/15/2030	134	134
	Broadcom Inc.	4.150%	11/15/2030	1,230	1,231
	Broadcom Inc.	2.450%	2/15/2031	500	460
	Broadcom Inc.	5.150%	11/15/2031	230	240
[1]	Broadcom Inc.	4.550%	2/15/2032	200	202
[2]	Broadcom Inc.	4.150%	4/15/2032	350	346
	Broadcom Inc.	5.200%	4/15/2032	230	240
	Broadcom Inc.	4.900%	7/15/2032	310	319
	Broadcom Inc.	4.300%	11/15/2032	335	333
	Broadcom Inc.	3.419%	4/15/2033	280	263
	Broadcom Inc.	3.469%	4/15/2034	330	305
	Broadcom Inc.	4.800%	10/15/2034	918	930
	Broadcom Inc.	5.200%	7/15/2035	425	443
[2]	Broadcom Inc.	3.137%	11/15/2035	1,320	1,156
	Broadcom Inc.	4.800%	2/15/2036	972	974
[2]	Broadcom Inc.	3.187%	11/15/2036	350	302
	Broadcom Inc.	4.900%	2/15/2038	982	980

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broadcom Inc.	3.500%	2/15/2041	325	270
	Broadcom Inc.	3.750%	2/15/2051	365	283
	Cadence Design Systems Inc.	4.200%	9/10/2027	570	572
	Cadence Design Systems Inc.	4.700%	9/10/2034	690	694
	CDW LLC	2.670%	12/1/2026	250	246
	CDW LLC	3.569%	12/1/2031	50	47
	CDW LLC	5.550%	8/22/2034	200	206
[2]	CGI Inc.	4.950%	3/14/2030	425	432
	Cintas Corp. No. 2	3.700%	4/1/2027	135	135
	Cintas Corp. No. 2	4.200%	5/1/2028	260	261
	Cisco Systems Inc.	4.800%	2/26/2027	900	911
	Cisco Systems Inc.	4.850%	2/26/2029	1,060	1,090
	Cisco Systems Inc.	5.050%	2/26/2034	995	1,032
	Cisco Systems Inc.	5.900%	2/15/2039	325	354
	Cisco Systems Inc.	5.500%	1/15/2040	1,305	1,375
	Concentrix Corp.	6.600%	8/2/2028	621	641
	Concentrix Corp.	6.850%	8/2/2033	200	199
	Corning Inc.	5.350%	11/15/2048	200	197
	Corning Inc.	3.900%	11/15/2049	235	186
	Corning Inc.	4.375%	11/15/2057	395	325
	Corning Inc.	5.450%	11/15/2079	25	23
	Dell International LLC	6.100%	7/15/2027	50	51
	Dell International LLC	4.750%	4/1/2028	176	178
	Dell International LLC	4.150%	2/15/2029	104	104
	Dell International LLC	5.300%	10/1/2029	135	139
	Dell International LLC	4.350%	2/1/2030	495	495
	Dell International LLC	4.500%	2/15/2031	424	424
	Dell International LLC	5.300%	4/1/2032	228	236
	Dell International LLC	4.750%	10/6/2032	224	225
	Dell International LLC	5.750%	2/1/2033	391	414
	Dell International LLC	5.400%	4/15/2034	450	465
	Dell International LLC	4.850%	2/1/2035	200	198
	Dell International LLC	5.500%	4/1/2035	231	240
	Dell International LLC	5.100%	2/15/2036	299	299
	Dell International LLC	8.350%	7/15/2046	350	450
	Dell International LLC	3.450%	12/15/2051	155	108
	Equifax Inc.	5.100%	12/15/2027	690	702
	Equifax Inc.	2.350%	9/15/2031	200	178
	Fidelity National Information Services Inc.	1.650%	3/1/2028	460	435
	Fidelity National Information Services Inc.	3.750%	5/21/2029	65	64
	Fidelity National Information Services Inc.	2.250%	3/1/2031	375	335
	Fidelity National Information Services Inc.	5.100%	7/15/2032	250	256
	Fiserv Inc.	3.500%	7/1/2029	1,100	1,064
	Fiserv Inc.	2.650%	6/1/2030	230	212
	Fiserv Inc.	4.550%	2/15/2031	104	103
	Fiserv Inc.	5.350%	3/15/2031	1,565	1,609
	Fiserv Inc.	5.625%	8/21/2033	200	207
	Fiserv Inc.	5.250%	8/11/2035	184	185
	Flex Ltd.	4.875%	6/15/2029	437	443
	Flex Ltd.	5.250%	1/15/2032	54	55
	Flex Ltd.	5.375%	11/13/2035	170	171
	Gartner Inc.	4.950%	3/20/2031	200	201
	Gartner Inc.	5.600%	11/20/2035	200	203
	Genpact UK Finco plc	4.950%	11/18/2030	110	111
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	151	151
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	145	145
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	165	166
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	250	249
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	345	343
	Hewlett Packard Enterprise Co.	6.350%	10/15/2045	630	651
	HP Inc.	5.400%	4/25/2030	208	216
	HP Inc.	3.400%	6/17/2030	548	525
	HP Inc.	2.650%	6/17/2031	690	624
	HP Inc.	4.200%	4/15/2032	490	478
	HP Inc.	6.100%	4/25/2035	75	80
	Hubbell Inc.	4.800%	11/15/2035	105	105
	IBM International Capital Pte. Ltd.	4.600%	2/5/2029	510	519
	IBM International Capital Pte. Ltd.	4.900%	2/5/2034	200	204
	IBM International Capital Pte. Ltd.	5.250%	2/5/2044	1,270	1,249
	Intel Corp.	3.750%	3/25/2027	225	224

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Intel Corp.	3.150%	5/11/2027	240	237
Intel Corp.	3.750%	8/5/2027	544	541
Intel Corp.	4.875%	2/10/2028	915	929
Intel Corp.	4.150%	8/5/2032	690	670
Intel Corp.	4.000%	12/15/2032	337	323
Intel Corp.	5.200%	2/10/2033	460	472
Intel Corp.	4.600%	3/25/2040	315	286
Intel Corp.	4.800%	10/1/2041	465	419
Intel Corp.	5.625%	2/10/2043	225	222
Intel Corp.	4.900%	7/29/2045	200	176
Intel Corp.	4.100%	5/11/2047	25	19
Intel Corp.	3.734%	12/8/2047	200	146
Intel Corp.	3.250%	11/15/2049	660	434
Intel Corp.	4.750%	3/25/2050	740	624
Intel Corp.	4.900%	8/5/2052	669	572
Intel Corp.	5.700%	2/10/2053	447	429
Intel Corp.	5.600%	2/21/2054	402	383
Intel Corp.	4.950%	3/25/2060	300	252
Intel Corp.	3.200%	8/12/2061	200	119
Intel Corp.	5.050%	8/5/2062	310	261
International Business Machines Corp.	3.300%	1/27/2027	723	718
International Business Machines Corp.	4.150%	7/27/2027	370	372
International Business Machines Corp.	6.220%	8/1/2027	558	579
International Business Machines Corp.	4.500%	2/6/2028	1,595	1,614
International Business Machines Corp.	3.500%	5/15/2029	125	123
International Business Machines Corp.	5.875%	11/29/2032	80	87
International Business Machines Corp.	4.750%	2/6/2033	210	215
International Business Machines Corp.	4.250%	5/15/2049	565	467
International Business Machines Corp.	3.430%	2/9/2052	900	634
Intuit Inc.	1.650%	7/15/2030	375	337
Intuit Inc.	5.500%	9/15/2053	420	422
Jabil Inc.	4.250%	5/15/2027	250	250
Juniper Networks Inc.	3.750%	8/15/2029	400	391
KLA Corp.	5.250%	7/15/2062	589	563
Kyndryl Holdings Inc.	6.350%	2/20/2034	360	381
Lam Research Corp.	2.875%	6/15/2050	445	296
Leidos Inc.	2.300%	2/15/2031	200	180
Marvell Technology Inc.	4.750%	7/15/2030	105	107
Marvell Technology Inc.	2.950%	4/15/2031	650	603
Microchip Technology Inc.	4.900%	3/15/2028	425	431
Microchip Technology Inc.	5.050%	2/15/2030	340	348
Micron Technology Inc.	4.663%	2/15/2030	125	127
Micron Technology Inc.	5.300%	1/15/2031	515	534
Micron Technology Inc.	5.875%	2/9/2033	300	320
Micron Technology Inc.	5.875%	9/15/2033	200	213
Micron Technology Inc.	5.800%	1/15/2035	200	211
Micron Technology Inc.	6.050%	11/1/2035	315	338
Microsoft Corp.	3.300%	2/6/2027	1,230	1,226
Microsoft Corp.	3.450%	8/8/2036	770	712
Microsoft Corp.	3.750%	2/12/2045	305	260
Microsoft Corp.	4.250%	2/6/2047	40	36
Microsoft Corp.	2.525%	6/1/2050	2,935	1,860
Microsoft Corp.	2.500%	9/15/2050	820	515
Microsoft Corp.	2.675%	6/1/2060	715	426
Moody's Corp.	3.250%	1/15/2028	610	601
Moody's Corp.	2.000%	8/19/2031	305	271
Moody's Corp.	2.750%	8/19/2041	750	546
Moody's Corp.	4.875%	12/17/2048	185	168
Motorola Solutions Inc.	4.850%	8/15/2030	100	102
Motorola Solutions Inc.	2.300%	11/15/2030	200	181
Motorola Solutions Inc.	5.600%	6/1/2032	257	271
Motorola Solutions Inc.	5.400%	4/15/2034	200	207
Motorola Solutions Inc.	5.550%	8/15/2035	350	365
MSCI Inc.	5.250%	9/1/2035	125	127
NetApp Inc.	2.375%	6/22/2027	265	258
NetApp Inc.	5.500%	3/17/2032	57	60
Nokia OYJ	4.375%	6/12/2027	335	335
Nokia OYJ	6.625%	5/15/2039	180	193
NVIDIA Corp.	2.850%	4/1/2030	500	479
NVIDIA Corp.	2.000%	6/15/2031	340	307

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NVIDIA Corp.	3.500%	4/1/2050	125	95
	NVIDIA Corp.	3.700%	4/1/2060	715	544
	NXP BV	3.400%	5/1/2030	215	207
	NXP BV	2.500%	5/11/2031	400	362
	NXP BV	3.250%	11/30/2051	285	191
	Oracle Corp.	3.250%	11/15/2027	125	122
	Oracle Corp.	2.300%	3/25/2028	250	238
[1]	Oracle Corp.	4.200%	9/27/2029	505	498
	Oracle Corp.	6.150%	11/9/2029	176	185
	Oracle Corp.	2.950%	4/1/2030	1,183	1,101
	Oracle Corp.	4.650%	5/6/2030	30	30
	Oracle Corp.	4.450%	9/26/2030	591	582
	Oracle Corp.	2.875%	3/25/2031	400	363
	Oracle Corp.	4.800%	9/26/2032	475	467
	Oracle Corp.	6.250%	11/9/2032	335	356
	Oracle Corp.	4.900%	2/6/2033	245	241
	Oracle Corp.	4.300%	7/8/2034	780	723
	Oracle Corp.	4.700%	9/27/2034	700	664
	Oracle Corp.	5.200%	9/26/2035	638	625
	Oracle Corp.	3.850%	7/15/2036	25	22
	Oracle Corp.	6.500%	4/15/2038	1,160	1,217
	Oracle Corp.	6.125%	7/8/2039	695	702
	Oracle Corp.	3.600%	4/1/2040	140	108
	Oracle Corp.	4.125%	5/15/2045	730	551
	Oracle Corp.	5.875%	9/26/2045	750	705
	Oracle Corp.	4.000%	7/15/2046	1,265	924
	Oracle Corp.	4.000%	11/15/2047	250	182
	Oracle Corp.	3.950%	3/25/2051	1,345	936
	Oracle Corp.	6.900%	11/9/2052	565	587
	Oracle Corp.	5.375%	9/27/2054	910	778
	Oracle Corp.	4.375%	5/15/2055	140	102
	Oracle Corp.	5.950%	9/26/2055	640	598
	Oracle Corp.	3.850%	4/1/2060	235	154
	Oracle Corp.	5.500%	9/27/2064	875	740
	Oracle Corp.	6.100%	9/26/2065	464	432
	Paychex Inc.	5.100%	4/15/2030	60	62
	Paychex Inc.	5.350%	4/15/2032	60	62
	Paychex Inc.	5.600%	4/15/2035	260	273
	QUALCOMM Inc.	1.300%	5/20/2028	700	659
	QUALCOMM Inc.	4.250%	5/20/2032	200	201
	QUALCOMM Inc.	4.750%	5/20/2032	110	113
	QUALCOMM Inc.	5.400%	5/20/2033	375	400
	QUALCOMM Inc.	4.500%	5/20/2052	1,045	901
	QUALCOMM Inc.	6.000%	5/20/2053	50	54
	Quanta Services Inc.	4.300%	8/9/2028	400	402
	Quanta Services Inc.	4.500%	1/15/2031	400	401
	Quanta Services Inc.	2.350%	1/15/2032	665	589
	Quanta Services Inc.	5.100%	8/9/2035	225	228
	RELX Capital Inc.	4.750%	3/27/2030	50	51
	RELX Capital Inc.	5.250%	3/27/2035	40	42
	Roper Technologies Inc.	4.500%	10/15/2029	25	25
	Roper Technologies Inc.	2.000%	6/30/2030	750	678
	Roper Technologies Inc.	4.450%	9/15/2030	100	101
	Roper Technologies Inc.	1.750%	2/15/2031	430	377
	Roper Technologies Inc.	4.750%	2/15/2032	200	203
	Roper Technologies Inc.	4.900%	10/15/2034	100	100
	S&P Global Inc.	2.450%	3/1/2027	415	408
	S&P Global Inc.	1.250%	8/15/2030	1,260	1,110
	S&P Global Inc.	2.900%	3/1/2032	175	162
	S&P Global Inc.	3.250%	12/1/2049	390	280
	S&P Global Inc.	3.900%	3/1/2062	285	218
	Salesforce Inc.	3.700%	4/11/2028	700	700
	Salesforce Inc.	3.050%	7/15/2061	770	474
	Synopsys Inc.	5.000%	4/1/2032	700	718
	Synopsys Inc.	5.150%	4/1/2035	375	383
	Synopsys Inc.	5.700%	4/1/2055	325	326
	TD SYNNEX Corp.	4.300%	1/17/2029	143	143
	TD SYNNEX Corp.	6.100%	4/12/2034	500	531
	TD SYNNEX Corp.	5.300%	10/10/2035	335	335
	Texas Instruments Inc.	2.250%	9/4/2029	95	90

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Instruments Inc.	1.750%	5/4/2030	600	546
	Texas Instruments Inc.	4.500%	5/23/2030	120	122
	Texas Instruments Inc.	1.900%	9/15/2031	405	360
	Texas Instruments Inc.	4.850%	2/8/2034	584	603
	Texas Instruments Inc.	5.150%	2/8/2054	120	115
	Texas Instruments Inc.	5.050%	5/18/2063	940	864
	TSMC Arizona Corp.	3.875%	4/22/2027	375	375
	TSMC Arizona Corp.	4.250%	4/22/2032	200	202
	TSMC Arizona Corp.	3.125%	10/25/2041	505	414
	TSMC Arizona Corp.	3.250%	10/25/2051	205	159
	Verisk Analytics Inc.	4.125%	3/15/2029	300	300
	Verisk Analytics Inc.	4.500%	8/15/2030	131	132
	Verisk Analytics Inc.	5.750%	4/1/2033	200	213
	Verisk Analytics Inc.	5.250%	6/5/2034	235	242
	Verisk Analytics Inc.	5.250%	3/15/2035	165	169
	Verisk Analytics Inc.	5.125%	2/15/2036	243	246
	VMware LLC	1.800%	8/15/2028	715	675
	Western Digital Corp.	3.100%	2/1/2032	530	486
	Workday Inc.	3.500%	4/1/2027	620	616
					120,273
Utilities (9.7%)
[1]	AEP Texas Inc.	2.100%	7/1/2030	125	114
	AEP Texas Inc.	4.700%	5/15/2032	300	302
	AEP Texas Inc.	5.700%	5/15/2034	285	299
	AEP Texas Inc.	3.450%	5/15/2051	295	203
	AEP Texas Inc.	5.850%	10/15/2055	215	214
	AEP Transmission Co. LLC	5.150%	4/1/2034	170	174
	AEP Transmission Co. LLC	3.750%	12/1/2047	205	159
	AEP Transmission Co. LLC	4.250%	9/15/2048	230	192
[1]	AEP Transmission Co. LLC	3.650%	4/1/2050	100	76
	AES Corp.	5.800%	3/15/2032	163	167
	Alabama Power Co.	3.750%	9/1/2027	325	325
[1]	Alabama Power Co.	1.450%	9/15/2030	575	510
[1]	Alabama Power Co.	4.300%	3/15/2031	50	50
	Alabama Power Co.	3.940%	9/1/2032	200	195
	Alabama Power Co.	5.100%	4/2/2035	20	21
	Alabama Power Co.	6.125%	5/15/2038	75	83
	Alabama Power Co.	3.850%	12/1/2042	323	269
	Alabama Power Co.	4.150%	8/15/2044	230	196
[1]	Alabama Power Co.	4.300%	7/15/2048	200	170
	Alabama Power Co.	3.125%	7/15/2051	200	135
	Alliant Energy Corp.	5.750%	4/1/2056	143	142
	Ameren Corp.	5.000%	1/15/2029	200	205
	Ameren Corp.	5.375%	3/15/2035	575	593
	Ameren Illinois Co.	3.850%	9/1/2032	350	338
	Ameren Illinois Co.	4.950%	6/1/2033	382	393
	Ameren Illinois Co.	5.625%	3/1/2055	319	326
	American Electric Power Co. Inc.	5.200%	1/15/2029	275	284
	American Electric Power Co. Inc.	2.300%	3/1/2030	550	508
	American Electric Power Co. Inc.	6.950%	12/15/2054	115	124
[1]	American Electric Power Co. Inc.	7.050%	12/15/2054	75	79
[1]	American Electric Power Co. Inc.	5.800%	3/15/2056	224	222
[1]	American Electric Power Co. Inc.	6.050%	3/15/2056	270	270
	American Electric Power Co. Inc.	3.875%	2/15/2062	50	49
	American Water Capital Corp.	4.450%	6/1/2032	365	367
	American Water Capital Corp.	5.250%	3/1/2035	665	689
	American Water Capital Corp.	4.300%	12/1/2042	35	31
	American Water Capital Corp.	3.750%	9/1/2047	300	234
	American Water Capital Corp.	4.200%	9/1/2048	400	331
	American Water Capital Corp.	5.450%	3/1/2054	75	74
	American Water Capital Corp.	5.700%	9/1/2055	208	212
[1]	Appalachian Power Co.	3.300%	6/1/2027	200	198
[1]	Appalachian Power Co.	2.700%	4/1/2031	200	183
[1]	Appalachian Power Co.	4.500%	8/1/2032	100	100
	Appalachian Power Co.	5.650%	4/1/2034	230	242
	Appalachian Power Co.	4.450%	6/1/2045	200	171
[1]	Appalachian Power Co.	3.700%	5/1/2050	200	147
	Arizona Public Service Co.	5.700%	8/15/2034	42	44
	Arizona Public Service Co.	3.350%	5/15/2050	805	563

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona Public Service Co.	5.900%	8/15/2055	150	154
	Atmos Energy Corp.	5.900%	11/15/2033	375	409
	Atmos Energy Corp.	4.300%	10/1/2048	450	382
	Atmos Energy Corp.	5.750%	10/15/2052	375	388
	Atmos Energy Corp.	5.000%	12/15/2054	210	195
	Atmos Energy Corp.	5.450%	1/15/2056	240	237
	Avangrid Inc.	3.800%	6/1/2029	200	197
	Baltimore Gas & Electric Co.	2.250%	6/15/2031	200	181
[1]	Baltimore Gas & Electric Co.	5.300%	6/1/2034	200	209
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	310	324
	Baltimore Gas & Electric Co.	4.550%	6/1/2052	115	99
	Baltimore Gas & Electric Co.	5.400%	6/1/2053	200	196
[2]	Basin Electric Power Cooperative	5.850%	10/15/2055	100	100
	Berkshire Hathaway Energy Co.	3.700%	7/15/2030	25	25
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	566	619
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	200	195
	Berkshire Hathaway Energy Co.	2.850%	5/15/2051	468	297
	Berkshire Hathaway Energy Co.	4.600%	5/1/2053	405	347
	Black Hills Corp.	5.950%	3/15/2028	255	264
	Black Hills Corp.	2.500%	6/15/2030	435	402
	Black Hills Corp.	4.550%	1/31/2031	100	100
	Black Hills Corp.	6.150%	5/15/2034	223	240
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	255	261
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	200	207
[1]	CenterPoint Energy Houston Electric LLC	4.950%	8/15/2035	66	67
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/2044	274	244
[1]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/2051	870	624
	CenterPoint Energy Inc.	5.400%	6/1/2029	379	393
[1]	CenterPoint Energy Inc.	7.000%	2/15/2055	180	188
	CenterPoint Energy Inc.	5.950%	4/1/2056	163	165
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	105	108
	CenterPoint Energy Resources Corp.	4.400%	7/1/2032	480	477
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	18	19
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	235	244
	CMS Energy Corp.	3.750%	12/1/2050	140	129
	CMS Energy Corp.	6.500%	6/1/2055	190	196
	Commonwealth Edison Co.	3.700%	8/15/2028	335	334
	Commonwealth Edison Co.	4.600%	8/15/2043	200	181
	Commonwealth Edison Co.	3.650%	6/15/2046	50	39
[1]	Commonwealth Edison Co.	3.750%	8/15/2047	308	240
	Commonwealth Edison Co.	4.000%	3/1/2048	452	367
	Commonwealth Edison Co.	4.000%	3/1/2049	200	160
[1]	Commonwealth Edison Co.	3.125%	3/15/2051	325	221
[1]	Commonwealth Edison Co.	2.750%	9/1/2051	200	126
[1]	Commonwealth Edison Co.	3.850%	3/15/2052	275	212
	Commonwealth Edison Co.	5.650%	6/1/2054	550	559
	Commonwealth Edison Co.	5.950%	6/1/2055	75	80
[1]	Connecticut Light & Power Co.	2.050%	7/1/2031	200	178
[1]	Connecticut Light & Power Co.	4.150%	6/1/2045	245	206
	Connecticut Light & Power Co.	5.250%	1/15/2053	200	193
[1]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/2027	225	222
[1]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/2028	200	200
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2034	310	328
[1]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/2036	394	437
[1]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/2037	200	224
[1]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/2038	351	406
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/2040	325	339
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	245	216
[1]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/2048	300	266
[1]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	100	80
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/2051	610	414
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	25	26
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	200	204
	Consolidated Edison Co. of New York Inc.	5.750%	11/15/2055	179	183
[1]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/2056	465	376
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	340	284
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/2059	90	64
	Constellation Energy Generation LLC	5.800%	3/1/2033	100	107
	Constellation Energy Generation LLC	6.250%	10/1/2039	325	356
	Constellation Energy Generation LLC	5.600%	6/15/2042	274	278

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Constellation Energy Generation LLC	6.500%	10/1/2053	200	221
	Consumers Energy Co.	4.600%	5/30/2029	225	229
	Consumers Energy Co.	4.700%	1/15/2030	200	205
	Consumers Energy Co.	4.500%	1/15/2031	450	456
	Consumers Energy Co.	5.050%	5/15/2035	25	26
	Consumers Energy Co.	3.250%	8/15/2046	230	170
	Consumers Energy Co.	4.050%	5/15/2048	750	620
[2]	Dayton Power & Light Co.	4.550%	8/15/2030	270	270
	Dominion Energy Inc.	4.600%	5/15/2028	100	101
	Dominion Energy Inc.	4.250%	6/1/2028	579	581
	Dominion Energy Inc.	5.000%	6/15/2030	60	62
[1]	Dominion Energy Inc.	4.350%	8/15/2032	245	241
	Dominion Energy Inc.	5.375%	11/15/2032	325	340
[1]	Dominion Energy Inc.	6.300%	3/15/2033	35	38
	Dominion Energy Inc.	5.450%	3/15/2035	131	135
[1]	Dominion Energy Inc.	5.950%	6/15/2035	325	349
[1]	Dominion Energy Inc.	4.050%	9/15/2042	400	330
	Dominion Energy Inc.	4.700%	12/1/2044	240	215
[1]	Dominion Energy Inc.	7.000%	6/1/2054	200	218
[1]	Dominion Energy Inc.	6.875%	2/1/2055	607	635
[1]	Dominion Energy Inc.	6.000%	2/15/2056	175	176
	Dominion Energy Inc.	6.200%	2/15/2056	275	277
	Dominion Energy South Carolina Inc.	5.100%	6/1/2065	305	278
	DTE Electric Co.	4.850%	12/1/2026	445	450
	DTE Electric Co.	4.250%	5/14/2027	25	25
[1]	DTE Electric Co.	1.900%	4/1/2028	60	57
[1]	DTE Electric Co.	2.625%	3/1/2031	525	486
	DTE Electric Co.	5.200%	4/1/2033	104	109
	DTE Electric Co.	5.200%	3/1/2034	70	73
	DTE Electric Co.	5.250%	5/15/2035	200	207
[1]	DTE Electric Co.	4.000%	4/1/2043	460	391
	DTE Electric Co.	3.700%	3/15/2045	306	245
	DTE Electric Co.	3.750%	8/15/2047	315	246
	DTE Electric Co.	2.950%	3/1/2050	350	237
	DTE Electric Co.	5.850%	5/15/2055	130	137
	DTE Energy Co.	4.950%	7/1/2027	200	202
	DTE Energy Co.	4.875%	6/1/2028	50	51
	DTE Energy Co.	5.100%	3/1/2029	200	205
[1]	DTE Energy Co.	3.400%	6/15/2029	200	195
	DTE Energy Co.	5.850%	6/1/2034	234	251
	DTE Energy Co.	5.050%	10/1/2035	212	213
	Duke Energy Carolinas LLC	2.950%	12/1/2026	660	655
[1]	Duke Energy Carolinas LLC	6.000%	12/1/2028	300	317
	Duke Energy Carolinas LLC	2.550%	4/15/2031	225	207
	Duke Energy Carolinas LLC	6.450%	10/15/2032	200	222
[1]	Duke Energy Carolinas LLC	5.250%	3/15/2035	205	213
	Duke Energy Carolinas LLC	6.100%	6/1/2037	140	153
	Duke Energy Carolinas LLC	6.050%	4/15/2038	341	373
	Duke Energy Carolinas LLC	4.000%	9/30/2042	189	161
	Duke Energy Carolinas LLC	3.875%	3/15/2046	200	161
	Duke Energy Carolinas LLC	3.700%	12/1/2047	200	155
	Duke Energy Carolinas LLC	3.450%	4/15/2051	700	506
	Duke Energy Carolinas LLC	5.350%	1/15/2053	365	357
	Duke Energy Corp.	4.850%	1/5/2027	595	600
	Duke Energy Corp.	3.150%	8/15/2027	200	197
	Duke Energy Corp.	5.000%	12/8/2027	200	204
	Duke Energy Corp.	3.400%	6/15/2029	384	375
	Duke Energy Corp.	2.450%	6/1/2030	350	325
	Duke Energy Corp.	2.550%	6/15/2031	310	283
	Duke Energy Corp.	5.750%	9/15/2033	200	213
	Duke Energy Corp.	5.450%	6/15/2034	210	220
	Duke Energy Corp.	4.950%	9/15/2035	111	111
	Duke Energy Corp.	4.800%	12/15/2045	200	180
	Duke Energy Corp.	3.750%	9/1/2046	286	220
	Duke Energy Corp.	4.200%	6/15/2049	195	157
	Duke Energy Corp.	5.000%	8/15/2052	225	203
	Duke Energy Corp.	5.800%	6/15/2054	490	496
	Duke Energy Corp.	3.250%	1/15/2082	100	96
	Duke Energy Florida LLC	2.500%	12/1/2029	200	189
	Duke Energy Florida LLC	1.750%	6/15/2030	360	325

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Florida LLC	4.200%	12/1/2030	15	15
	Duke Energy Florida LLC	2.400%	12/15/2031	298	269
	Duke Energy Florida LLC	5.875%	11/15/2033	200	217
	Duke Energy Florida LLC	4.850%	12/1/2035	10	10
	Duke Energy Florida LLC	3.850%	11/15/2042	200	166
	Duke Energy Florida LLC	3.400%	10/1/2046	397	295
	Duke Energy Florida LLC	3.000%	12/15/2051	200	131
	Duke Energy Florida LLC	6.200%	11/15/2053	460	503
	Duke Energy Indiana LLC	6.350%	8/15/2038	200	223
	Duke Energy Indiana LLC	6.450%	4/1/2039	337	377
	Duke Energy Indiana LLC	3.750%	5/15/2046	200	158
	Duke Energy Indiana LLC	2.750%	4/1/2050	360	229
	Duke Energy Indiana LLC	5.400%	4/1/2053	200	194
	Duke Energy Indiana LLC	5.900%	5/15/2055	25	26
	Duke Energy Ohio Inc.	5.300%	6/15/2035	50	52
	Duke Energy Ohio Inc.	5.650%	4/1/2053	179	180
	Duke Energy Progress LLC	3.700%	9/1/2028	450	448
	Duke Energy Progress LLC	5.100%	3/15/2034	250	260
	Duke Energy Progress LLC	6.300%	4/1/2038	200	225
	Duke Energy Progress LLC	4.100%	3/15/2043	200	171
	Duke Energy Progress LLC	4.375%	3/30/2044	200	175
	Duke Energy Progress LLC	3.600%	9/15/2047	215	164
	Duke Energy Progress LLC	2.900%	8/15/2051	200	129
	Edison International	5.250%	11/15/2028	365	370
	Edison International	5.450%	6/15/2029	200	203
	Edison International	6.950%	11/15/2029	200	213
	Edison International	5.250%	3/15/2032	235	235
	Emera US Finance LP	2.639%	6/15/2031	200	180
	Enel Chile SA	4.875%	6/12/2028	253	257
	Entergy Arkansas LLC	4.000%	6/1/2028	200	200
	Entergy Arkansas LLC	5.450%	6/1/2034	250	263
	Entergy Arkansas LLC	2.650%	6/15/2051	445	270
	Entergy Arkansas LLC	5.750%	6/1/2054	220	227
	Entergy Corp.	2.400%	6/15/2031	200	180
	Entergy Corp.	3.750%	6/15/2050	290	214
	Entergy Corp.	7.125%	12/1/2054	140	147
[1]	Entergy Corp.	5.875%	6/15/2056	175	176
	Entergy Corp.	6.100%	6/15/2056	300	302
	Entergy Louisiana LLC	2.350%	6/15/2032	200	177
	Entergy Louisiana LLC	5.150%	9/15/2034	365	376
	Entergy Louisiana LLC	5.700%	3/15/2054	280	284
	Entergy Louisiana LLC	5.800%	3/15/2055	200	205
	Entergy Mississippi LLC	3.850%	6/1/2049	325	253
	Entergy Mississippi LLC	5.800%	4/15/2055	93	96
	Entergy Texas Inc.	1.750%	3/15/2031	505	446
	Entergy Texas Inc.	4.500%	3/30/2039	200	188
	Essential Utilities Inc.	4.800%	8/15/2027	275	278
	Essential Utilities Inc.	2.400%	5/1/2031	610	551
	Essential Utilities Inc.	5.300%	5/1/2052	254	239
	Evergy Kansas Central Inc.	5.250%	3/15/2035	19	19
	Evergy Kansas Central Inc.	3.250%	9/1/2049	25	17
	Evergy Kansas Central Inc.	3.450%	4/15/2050	300	216
	Evergy Metro Inc.	5.125%	8/15/2035	136	138
	Evergy Metro Inc.	5.300%	10/1/2041	479	478
	Eversource Energy	2.900%	3/1/2027	245	241
	Eversource Energy	4.600%	7/1/2027	305	307
[1]	Eversource Energy	3.300%	1/15/2028	155	152
	Eversource Energy	5.450%	3/1/2028	610	625
[1]	Eversource Energy	1.650%	8/15/2030	230	203
	Eversource Energy	4.450%	12/15/2030	360	359
	Eversource Energy	3.375%	3/1/2032	85	79
	Eversource Energy	5.125%	5/15/2033	198	201
	Eversource Energy	5.500%	1/1/2034	200	206
	Eversource Energy	5.950%	7/15/2034	200	212
	Exelon Corp.	5.150%	3/15/2029	235	242
	Exelon Corp.	3.350%	3/15/2032	200	188
	Exelon Corp.	5.300%	3/15/2033	200	209
	Exelon Corp.	5.625%	6/15/2035	380	400
	Exelon Corp.	5.100%	6/15/2045	705	661
	Exelon Corp.	4.100%	3/15/2052	60	47

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	FirstEnergy Corp.	2.650%	3/1/2030	340	316
[1]	FirstEnergy Corp.	2.250%	9/1/2030	200	182
[2]	FirstEnergy Transmission LLC	4.750%	1/15/2033	275	276
	FirstEnergy Transmission LLC	5.000%	1/15/2035	300	302
	Florida Power & Light Co.	5.050%	4/1/2028	330	339
	Florida Power & Light Co.	4.400%	5/15/2028	200	202
	Florida Power & Light Co.	5.150%	6/15/2029	595	619
	Florida Power & Light Co.	2.450%	2/3/2032	290	263
	Florida Power & Light Co.	5.100%	4/1/2033	200	208
	Florida Power & Light Co.	4.800%	5/15/2033	235	241
	Florida Power & Light Co.	5.625%	4/1/2034	200	214
	Florida Power & Light Co.	5.300%	6/15/2034	670	705
	Florida Power & Light Co.	5.650%	2/1/2037	240	258
	Florida Power & Light Co.	5.950%	2/1/2038	200	219
	Florida Power & Light Co.	5.960%	4/1/2039	260	283
	Florida Power & Light Co.	4.050%	6/1/2042	55	48
	Florida Power & Light Co.	3.800%	12/15/2042	240	200
	Florida Power & Light Co.	4.125%	6/1/2048	215	179
	Florida Power & Light Co.	3.150%	10/1/2049	303	212
	Florida Power & Light Co.	5.600%	6/15/2054	450	459
	Georgia Power Co.	5.004%	2/23/2027	325	329
	Georgia Power Co.	4.000%	10/1/2028	167	167
[1]	Georgia Power Co.	2.650%	9/15/2029	230	219
	Georgia Power Co.	4.850%	3/15/2031	100	103
	Georgia Power Co.	5.250%	3/15/2034	225	234
[1]	Georgia Power Co.	4.750%	9/1/2040	340	327
	Georgia Power Co.	4.300%	3/15/2043	205	180
[1]	Georgia Power Co.	3.700%	1/30/2050	540	412
	Georgia Power Co.	5.500%	10/1/2055	150	149
	Iberdrola International BV	6.750%	7/15/2036	312	355
[1]	Idaho Power Co.	5.500%	3/15/2053	140	140
[1]	Idaho Power Co.	5.800%	4/1/2054	200	206
	Indiana Michigan Power Co.	6.050%	3/15/2037	255	280
	Indiana Michigan Power Co.	3.250%	5/1/2051	200	136
	Interstate Power & Light Co.	4.950%	9/30/2034	310	312
	Interstate Power & Light Co.	5.600%	6/29/2035	50	52
	Interstate Power & Light Co.	6.250%	7/15/2039	100	109
	Interstate Power & Light Co.	3.700%	9/15/2046	25	19
	IPALCO Enterprises Inc.	5.750%	4/1/2034	200	204
[2]	Jersey Central Power & Light Co.	4.150%	1/15/2029	101	101
[2]	Jersey Central Power & Light Co.	4.400%	1/15/2031	340	339
[2]	Jersey Central Power & Light Co.	5.150%	1/15/2036	50	51
[1]	Kentucky Utilities Co.	5.450%	4/15/2033	200	211
	Kentucky Utilities Co.	5.125%	11/1/2040	305	305
	Kentucky Utilities Co.	5.850%	8/15/2055	88	91
[1]	Louisville Gas & Electric Co.	5.850%	8/15/2055	217	223
	MidAmerican Energy Co.	3.100%	5/1/2027	200	198
	MidAmerican Energy Co.	6.750%	12/30/2031	550	622
[1]	MidAmerican Energy Co.	5.800%	10/15/2036	400	435
	MidAmerican Energy Co.	4.800%	9/15/2043	165	153
	MidAmerican Energy Co.	4.400%	10/15/2044	385	338
	MidAmerican Energy Co.	4.250%	7/15/2049	150	125
	MidAmerican Energy Co.	5.850%	9/15/2054	215	225
	MidAmerican Energy Co.	5.300%	2/1/2055	210	203
[1]	Mississippi Power Co.	4.250%	3/15/2042	205	179
[1]	Mississippi Power Co.	3.100%	7/30/2051	57	38
	National Grid plc	5.602%	6/12/2028	200	207
	National Grid plc	5.809%	6/12/2033	200	214
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/2028	555	549
[1]	National Rural Utilities Cooperative Finance Corp.	4.150%	8/25/2028	100	101
[1]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/2028	200	205
[1]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/2031	30	26
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/2032	385	376
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/2032	200	197
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/2034	175	179
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/2049	375	322
[1]	Nevada Power Co.	6.650%	4/1/2036	279	316
[1]	Nevada Power Co.	6.750%	7/1/2037	441	504
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	200	202
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	133	134

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NextEra Energy Capital Holdings Inc.	4.900%	3/15/2029	85	87
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/2029	695	681
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/2029	740	704
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/2032	205	183
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/2032	240	247
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/2033	620	638
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/2034	250	258
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/2053	135	127
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/2054	470	460
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/2054	365	391
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/2054	230	239
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	484	503
[1]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/2077	440	430
	NiSource Inc.	5.200%	7/1/2029	200	206
	NiSource Inc.	2.950%	9/1/2029	620	594
	NiSource Inc.	3.600%	5/1/2030	100	97
	NiSource Inc.	5.400%	6/30/2033	200	208
	NiSource Inc.	5.350%	4/1/2034	350	363
	NiSource Inc.	5.350%	7/15/2035	434	446
	NiSource Inc.	3.950%	3/30/2048	725	577
	NiSource Inc.	6.375%	3/31/2055	25	26
	NiSource Inc.	5.850%	4/1/2055	185	188
	NiSource Inc.	5.750%	7/15/2056	50	51
	Northern States Power Co.	2.250%	4/1/2031	562	512
	Northern States Power Co.	5.050%	5/15/2035	50	51
	Northern States Power Co.	6.250%	6/1/2036	266	295
	Northern States Power Co.	6.200%	7/1/2037	327	362
	Northern States Power Co.	4.125%	5/15/2044	50	43
	Northern States Power Co.	3.600%	5/15/2046	285	223
	Northern States Power Co.	3.600%	9/15/2047	325	249
	Northern States Power Co.	5.100%	5/15/2053	200	189
	Northern States Power Co.	5.650%	5/15/2055	150	154
	Northwest Natural Holding Co.	7.000%	9/15/2055	100	104
	NorthWestern Corp.	4.176%	11/15/2044	200	168
	NSTAR Electric Co.	5.200%	3/1/2035	75	77
	NSTAR Electric Co.	4.550%	6/1/2052	670	579
	Oglethorpe Power Corp.	5.950%	11/1/2039	200	214
	Oglethorpe Power Corp.	6.200%	12/1/2053	420	439
	Oglethorpe Power Corp.	5.800%	6/1/2054	155	154
	Ohio Edison Co.	6.875%	7/15/2036	200	231
	Ohio Power Co.	5.000%	6/1/2033	280	286
	Ohio Power Co.	4.150%	4/1/2048	250	199
	Oklahoma Gas & Electric Co.	3.300%	3/15/2030	200	193
	Oklahoma Gas & Electric Co.	5.600%	4/1/2053	55	55
	Oklahoma Gas & Electric Co.	5.800%	4/1/2055	254	260
[2]	Oncor Electric Delivery Co. LLC	4.500%	3/20/2027	137	138
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	665	678
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	200	201
[2]	Oncor Electric Delivery Co. LLC	5.350%	4/1/2035	31	32
	Oncor Electric Delivery Co. LLC	3.800%	9/30/2047	100	79
	Oncor Electric Delivery Co. LLC	3.700%	5/15/2050	1,045	781
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	200	182
[2]	Oncor Electric Delivery Co. LLC	5.800%	4/1/2055	46	47
	ONE Gas Inc.	5.100%	4/1/2029	265	273
	ONE Gas Inc.	4.500%	11/1/2048	200	174
	Pacific Gas & Electric Co.	5.450%	6/15/2027	200	203
	Pacific Gas & Electric Co.	5.000%	6/4/2028	95	96
	Pacific Gas & Electric Co.	3.000%	6/15/2028	357	345
	Pacific Gas & Electric Co.	6.100%	1/15/2029	325	340
	Pacific Gas & Electric Co.	4.550%	7/1/2030	443	442
	Pacific Gas & Electric Co.	2.500%	2/1/2031	275	248
	Pacific Gas & Electric Co.	3.250%	6/1/2031	715	664
	Pacific Gas & Electric Co.	5.900%	6/15/2032	200	210
	Pacific Gas & Electric Co.	5.050%	10/15/2032	610	615
	Pacific Gas & Electric Co.	6.150%	1/15/2033	100	107
	Pacific Gas & Electric Co.	6.400%	6/15/2033	285	309
	Pacific Gas & Electric Co.	5.800%	5/15/2034	250	261
	Pacific Gas & Electric Co.	4.500%	7/1/2040	665	585
	Pacific Gas & Electric Co.	3.300%	8/1/2040	370	283
	Pacific Gas & Electric Co.	3.950%	12/1/2047	530	400

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pacific Gas & Electric Co.	4.950%	7/1/2050	535	461
	Pacific Gas & Electric Co.	3.500%	8/1/2050	600	413
	Pacific Gas & Electric Co.	6.750%	1/15/2053	290	314
	Pacific Gas & Electric Co.	6.700%	4/1/2053	375	403
	Pacific Gas & Electric Co.	6.100%	10/15/2055	150	151
	PacifiCorp	5.450%	2/15/2034	430	440
	PacifiCorp	6.250%	10/15/2037	225	237
	PacifiCorp	6.000%	1/15/2039	200	205
	PacifiCorp	4.125%	1/15/2049	390	297
	PacifiCorp	4.150%	2/15/2050	65	49
	PacifiCorp	5.500%	5/15/2054	193	177
	PacifiCorp	5.800%	1/15/2055	215	205
	PECO Energy Co.	4.900%	6/15/2033	200	206
	PECO Energy Co.	4.875%	9/15/2035	75	76
	PECO Energy Co.	3.050%	3/15/2051	320	212
	PECO Energy Co.	2.850%	9/15/2051	380	242
	PECO Energy Co.	5.650%	9/15/2055	210	214
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/2029	495	486
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/2031	275	250
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/2050	200	141
	Pinnacle West Capital Corp.	4.900%	5/15/2028	50	51
	Pinnacle West Capital Corp.	5.150%	5/15/2030	35	36
	Potomac Electric Power Co.	5.200%	3/15/2034	490	507
	PPL Capital Funding Inc.	5.250%	9/1/2034	200	206
	PPL Electric Utilities Corp.	4.850%	2/15/2034	200	204
	PPL Electric Utilities Corp.	4.750%	7/15/2043	305	283
	PPL Electric Utilities Corp.	3.000%	10/1/2049	90	61
	PPL Electric Utilities Corp.	5.250%	5/15/2053	200	196
	PPL Electric Utilities Corp.	5.550%	8/15/2055	122	123
	Progress Energy Inc.	7.750%	3/1/2031	260	299
	Progress Energy Inc.	6.000%	12/1/2039	200	214
[1]	Public Service Co. of Colorado	1.900%	1/15/2031	50	45
	Public Service Co. of Colorado	5.350%	5/15/2034	475	492
	Public Service Co. of Colorado	5.150%	9/15/2035	165	168
	Public Service Co. of Colorado	3.800%	6/15/2047	75	58
	Public Service Co. of Colorado	4.100%	6/15/2048	330	267
[1]	Public Service Co. of Colorado	2.700%	1/15/2051	237	146
[1]	Public Service Co. of Colorado	4.500%	6/1/2052	250	213
	Public Service Co. of Colorado	5.850%	5/15/2055	150	154
	Public Service Co. of Oklahoma	5.250%	1/15/2033	200	206
	Public Service Co. of Oklahoma	5.450%	1/15/2036	75	77
[1]	Public Service Co. of Oklahoma	3.150%	8/15/2051	200	134
[1]	Public Service Electric & Gas Co.	3.000%	5/15/2027	70	69
[1]	Public Service Electric & Gas Co.	3.650%	9/1/2028	60	60
[1]	Public Service Electric & Gas Co.	2.450%	1/15/2030	66	62
[1]	Public Service Electric & Gas Co.	4.900%	12/15/2032	200	206
	Public Service Electric & Gas Co.	5.200%	8/1/2033	325	339
	Public Service Electric & Gas Co.	4.900%	8/15/2035	217	220
[1]	Public Service Electric & Gas Co.	3.800%	3/1/2046	285	229
	Public Service Electric & Gas Co.	5.300%	8/1/2054	640	626
	Public Service Enterprise Group Inc.	5.850%	11/15/2027	379	391
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	247	255
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	200	208
	Puget Energy Inc.	2.379%	6/15/2028	255	244
	Puget Energy Inc.	4.224%	3/15/2032	200	192
	Puget Energy Inc.	5.725%	3/15/2035	104	107
	Puget Sound Energy Inc.	5.795%	3/15/2040	100	105
	Puget Sound Energy Inc.	4.300%	5/20/2045	511	430
	Puget Sound Energy Inc.	5.685%	6/15/2054	200	203
	Puget Sound Energy Inc.	5.598%	9/15/2055	143	142
[1]	San Diego Gas & Electric Co.	3.000%	3/15/2032	200	184
	San Diego Gas & Electric Co.	5.400%	4/15/2035	318	331
	San Diego Gas & Electric Co.	6.000%	6/1/2039	50	54
[1]	San Diego Gas & Electric Co.	3.750%	6/1/2047	520	400
[1]	San Diego Gas & Electric Co.	2.950%	8/15/2051	65	42
	San Diego Gas & Electric Co.	5.550%	4/15/2054	252	250
	Sempra	3.250%	6/15/2027	570	562
	Sempra	3.800%	2/1/2038	180	156
	Sempra	6.000%	10/15/2039	55	58
	Sempra	4.000%	2/1/2048	350	271

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sempra	4.125%	4/1/2052	665	648
	Sempra	6.400%	10/1/2054	250	255
	Sempra	6.875%	10/1/2054	237	243
	Sempra	6.375%	4/1/2056	148	151
	Sierra Pacific Power Co.	5.900%	3/15/2054	170	172
	Sierra Pacific Power Co.	6.200%	12/15/2055	100	99
[1]	Southern California Edison Co.	4.700%	6/1/2027	200	201
	Southern California Edison Co.	5.650%	10/1/2028	255	264
[1]	Southern California Edison Co.	4.200%	3/1/2029	225	224
[1]	Southern California Edison Co.	2.500%	6/1/2031	625	560
	Southern California Edison Co.	5.200%	6/1/2034	80	81
	Southern California Edison Co.	5.625%	2/1/2036	350	357
	Southern California Edison Co.	6.050%	3/15/2039	430	448
	Southern California Edison Co.	4.050%	3/15/2042	155	125
	Southern California Edison Co.	4.650%	10/1/2043	335	289
[1]	Southern California Edison Co.	3.600%	2/1/2045	115	84
	Southern California Edison Co.	4.000%	4/1/2047	660	507
[1]	Southern California Edison Co.	4.875%	3/1/2049	745	639
	Southern California Edison Co.	5.700%	3/1/2053	230	218
	Southern California Edison Co.	6.200%	9/15/2055	140	144
	Southern California Gas Co.	2.950%	4/15/2027	680	670
	Southern California Gas Co.	5.050%	9/1/2034	390	400
	Southern California Gas Co.	5.450%	6/15/2035	75	78
	Southern California Gas Co.	3.750%	9/15/2042	480	391
[1]	Southern California Gas Co.	3.950%	2/15/2050	25	19
	Southern California Gas Co.	5.600%	4/1/2054	75	75
	Southern California Gas Co.	6.000%	6/15/2055	195	204
	Southern Co.	5.500%	3/15/2029	696	723
[1]	Southern Co.	3.700%	4/30/2030	325	318
	Southern Co.	5.700%	10/15/2032	200	213
	Southern Co.	5.200%	6/15/2033	225	233
	Southern Co.	5.700%	3/15/2034	225	238
	Southern Co.	4.400%	7/1/2046	293	251
[1]	Southern Co.	6.375%	3/15/2055	314	332
[1]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	82	82
[1]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	57	58
	Southern Co. Gas Capital Corp.	5.875%	3/15/2041	306	320
	Southern Co. Gas Capital Corp.	4.400%	6/1/2043	371	323
[1]	Southern Power Co.	4.250%	10/1/2030	44	44
[1]	Southern Power Co.	4.900%	10/1/2035	43	43
	Southern Power Co.	5.150%	9/15/2041	140	136
[1]	Southern Power Co.	4.950%	12/15/2046	343	312
[1]	Southwestern Electric Power Co.	4.100%	9/15/2028	210	210
	Southwestern Electric Power Co.	6.200%	3/15/2040	200	215
	Southwestern Electric Power Co.	3.250%	11/1/2051	169	113
	Southwestern Public Service Co.	5.300%	5/15/2035	85	87
[1]	Southwestern Public Service Co.	3.150%	5/1/2050	354	238
	Southwestern Public Service Co.	6.000%	6/1/2054	205	213
	Spire Inc.	6.250%	6/1/2056	172	171
	Spire Inc.	6.450%	6/1/2056	100	100
	Spire Missouri Inc.	4.800%	2/15/2033	75	76
[1]	Spire Missouri Inc.	5.150%	8/15/2034	330	341
	System Energy Resources Inc.	5.300%	12/15/2034	25	25
	Tampa Electric Co.	4.300%	6/15/2048	425	359
	Tampa Electric Co.	3.450%	3/15/2051	74	53
	Tucson Electric Power Co.	5.200%	9/15/2034	365	376
	Tucson Electric Power Co.	3.250%	5/1/2051	515	346
	Union Electric Co.	2.950%	6/15/2027	200	197
	Union Electric Co.	5.200%	4/1/2034	150	155
	Union Electric Co.	5.250%	4/15/2035	85	88
	Union Electric Co.	3.900%	4/1/2052	150	117
	Union Electric Co.	5.250%	1/15/2054	300	287
	Union Electric Co.	5.125%	3/15/2055	450	423
[1]	Virginia Electric & Power Co.	3.500%	3/15/2027	225	224
[1]	Virginia Electric & Power Co.	3.750%	5/15/2027	340	339
[1]	Virginia Electric & Power Co.	3.800%	4/1/2028	507	505
	Virginia Electric & Power Co.	2.300%	11/15/2031	540	482
	Virginia Electric & Power Co.	2.400%	3/30/2032	250	223
	Virginia Electric & Power Co.	5.000%	4/1/2033	210	216
	Virginia Electric & Power Co.	5.300%	8/15/2033	360	376

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Electric & Power Co.	5.050%	8/15/2034	155	158
[1]	Virginia Electric & Power Co.	4.900%	9/15/2035	246	247
[1]	Virginia Electric & Power Co.	6.000%	1/15/2036	255	276
	Virginia Electric & Power Co.	8.875%	11/15/2038	125	169
[1]	Virginia Electric & Power Co.	4.200%	5/15/2045	200	169
[1]	Virginia Electric & Power Co.	3.800%	9/15/2047	345	270
	Virginia Electric & Power Co.	4.600%	12/1/2048	353	309
[1]	Virginia Electric & Power Co.	4.625%	5/15/2052	460	396
	Virginia Electric & Power Co.	5.650%	3/15/2055	300	300
[1]	Virginia Electric & Power Co.	5.600%	9/15/2055	197	196
	WEC Energy Group Inc.	5.625%	5/15/2056	56	57
	Wisconsin Electric Power Co.	4.150%	10/15/2030	200	200
	Wisconsin Electric Power Co.	5.625%	5/15/2033	270	291
	Wisconsin Power & Light Co.	3.000%	7/1/2029	180	174
	Wisconsin Power & Light Co.	3.950%	9/1/2032	245	237
	Wisconsin Public Service Corp.	2.850%	12/1/2051	545	350
	Xcel Energy Inc.	3.350%	12/1/2026	300	298
	Xcel Energy Inc.	4.750%	3/21/2028	40	41
	Xcel Energy Inc.	2.600%	12/1/2029	509	478
	Xcel Energy Inc.	5.500%	3/15/2034	200	208
	Xcel Energy Inc.	5.600%	4/15/2035	68	71
	Xcel Energy Inc.	3.500%	12/1/2049	645	466
					138,399
Total Corporate Bonds (Cost $1,380,570)					1,400,928
				Shares
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[5]	Vanguard Market Liquidity Fund (Cost $6,565)	4.024%		65,653	6,565
Total Investments (98.9%) (Cost $1,393,336)					1,413,695
Other Assets and Liabilities—Net (1.1%)					16,164
Net Assets (100%)					1,429,859
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, the aggregate value was $10,748, representing 0.8% of net assets.
3	Securities with a value of $422 have been segregated as initial margin for open futures contracts.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2025.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2026	8	1,671	1
10-Year U.S. Treasury Note	March 2026	27	3,060	8
Long U.S. Treasury Bond	March 2026	49	5,754	30
Ultra Long U.S. Treasury Bond	March 2026	31	3,749	—
				39

Short Futures Contracts
5-Year U.S. Treasury Note	March 2026	(106)	(11,635)	(8)
Ultra 10-Year U.S. Treasury Note	March 2026	(75)	(8,715)	3
				(5)
				34

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,202	—	6,202
Corporate Bonds	—	1,400,928	—	1,400,928
Temporary Cash Investments	6,565	—	—	6,565
Total	6,565	1,407,130	—	1,413,695

Derivative Financial Instruments
Assets
Futures Contracts[1]	42	—	—	42
Liabilities
Futures Contracts[1]	(8)	—	—	(8)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.